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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-08716

Evergreen Variable Annuity Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a semi-annual filing for nince of its series, Evergreen VA Diversified Capital Builder Fund, Evergreen VA Core Bond Fund, Evergreen VA Diversified Income Builder Fund, Evergreen VA Fundamental Large Cap Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund and Evergreen VA Special Values Fund, for the six months ended June 30, 2007. These nine series have a December 31 fiscal year end

Date of reporting period: June 30, 2008

Item 1 – Reports to Stockholders.

Evergreen VA Diversified Capital Builder Fund
Formerly, Evergreen VA Balanced Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

July 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen VA Diversified Capital Builder Fund for the six-month period ended June 30, 2008 (the “period”).

Capital markets throughout the globe came under extreme pressure during the first half of 2008. Investors confronted a variety of challenges, including deteriorating housing values in the United States, rapidly rising world oil prices and a crisis in credit markets. All these combined to raise fears that problems that began with subprime mortgages and the weakening housing market in the United States could cause a significant slowing of the U.S. economy and even spread overseas. In the United States, stock valuations fell for shares of companies of all sizes, although growth stocks tended to hold up better than value stocks. Financials stocks were particularly hard-hit, as many major institutions suffered steep losses from their exposure to the subprime mortgage market. Energy stocks performed well, boosted by rapidly rising oil and natural gas prices. Widespread credit problems, meanwhile, dragged down the prices of virtually all fixed income securities carrying credit risk, most notably corporate bonds and asset-backed securities. High yield corporates performed particularly poorly. Treasuries and other high-quality securities held up well, although rising interest rates in the closing weeks of the period eroded some of the earlier price gains. Outside the United States, stocks in both industrial and emerging market nations slumped, reflecting concerns about the potentially contagious effects of problems in the United States. In world bond markets, sovereign government securities in industrialized nations outperformed other groups, while emerging market debt and high yield corporate bonds underperformed.

Despite the heightened volatility in the equity and fixed income markets, the U.S. economy continued to defy expectations for recession. The economy’s growth during the first half of 2008 tracked at an approximately 1% annual pace, with benchmarks for corporate profits, employment and other key economic indicators clearly deteriorating. Problems in the credit markets, which first appeared in subprime mortgages, resulted in a drying up of loans for ordinary consumer and commercial activity, accentuating the weakening effects of declining home prices. Strength in exports and government

1

LETTER TO SHAREHOLDERS continued

spending, however, plus aggressive monetary and federal policies, acted as countervailing forces to sustain positive growth. The Federal Reserve Board (the “Fed”) continued to loosen monetary policy for most of the period, cutting the key fed funds rate from 4.25% to 2.00% between January 2008 and April 2008. The central bank then held rates steady at its June 2008 meeting as it became increasingly concerned about inflationary pressures arising from higher energy and commodity prices. In the closing weeks of the period, worries grew about the financial strength of Fannie Mae and Freddie Mac, the largest purchasers and insurers of mortgages in the United States. As a result of these worries, the Fed took steps to make funds available to the two institutions, while Congress worked on comprehensive legislation to assist the housing industry and provide protection for the two giant mortgage institutions.

During the period, the portfolio managers of Evergreen’s Variable Annuity Funds maintained strategies consistent with each fund’s objective. The professionals supervising the equity-oriented portfolios focused on seeking capital appreciation, while managers of the fixed income funds emphasized total returns and current income.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer (CEO), Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

Notice to Shareholders:

Dennis Ferro, President and CEO of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site for additional information regarding these announcements.

3

FUND AT A GLANCE

as of June 30, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Margaret D. Patel

PERFORMANCE AND RETURNS

Portfolio inception date: 3/1/1996

	Class 1	Class 2
Class inception date	3/1/1996	7/31/2002

6-month return	0.90%	0.71%

Average annual return

1-year	2.69%	2.43%

5-year	7.39%	7.10%

10-year	3.25%	3.10%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen VA Diversified Capital Builder Fund Class 1 shares versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), the Russell 1000 Index (Russell 1000) and the Consumer Price Index (CPI).

The LBABI and the Russell 1000 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes.

The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of June 30, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	1/1/2008	6/30/2008	During Period*

Actual
Class 1	$1,000.00	$1,009.04	$2.80
Class 2	$1,000.00	$1,007.10	$4.04
Hypothetical
(5% return before expenses)
Class 1	$1,000.00	$1,022.08	$2.82
Class 2	$1,000.00	$1,020.84	$4.07

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.56% for Class 1 and 0.81% for Class 2), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,

CLASS 1		2007	2006	2005	2004	2003

Net asset value, beginning of period	$15.49	$15.15	$14.13	$13.74	$13.04	$11.51

Income from investment operations
Net investment income (loss)	0.14[1]	0.38[1]	0.36[1]	0.31[1]	0.24[1]	0.23
Net realized and unrealized gains or losses on investments	0	0.62	1.02	0.41	0.58	1.58

Total from investment operations	0.14	1.00	1.38	0.72	0.82	1.81

Distributions to shareholders from
Net investment income	0	(0.66)	(0.36)	(0.33)	(0.12)	(0.28)

Net asset value, end of period	$15.63	$15.49	$15.15	$14.13	$13.74	$13.04

Total return[2]	0.90%	6.68%	9.85%	5.29%	6.31%	15.78%

Ratios and supplemental data
Net assets, end of period (thousands)	$49,172	$61,438	$76,093	$84,060	$104,601	$114,713
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.56%[3]	0.52%	0.50%	0.53%	0.90%	0.93%
Expenses excluding waivers/reimbursements and expense reductions	0.56%[3]	0.52%	0.50%	0.53%	0.90%	0.93%
Net investment income (loss)	1.91%[3]	2.46%	2.50%	2.22%	1.81%	1.77%
Portfolio turnover rate	33%	105%	52%	78%	128%	145%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,

CLASS 2		2007	2006	2005	2004	2003

Net asset value, beginning of period	$15.49	$15.13	$14.09	$13.70	$13.01	$11.50

Income from investment operations
Net investment income (loss)	0.12[1]	0.35	0.33	0.27[1]	0.21[1]	0.18[1]
Net realized and unrealized gains or losses on investments	(0.01)	0.61	1.01	0.41	0.57	1.60

Total from investment operations	0.11	0.96	1.34	0.68	0.78	1.78

Distributions to shareholders from
Net investment income	0	(0.60)	(0.30)	(0.29)	(0.09)	(0.27)

Net asset value, end of period	$15.60	$15.49	$15.13	$14.09	$13.70	$13.01

Total return[2]	0.71%	6.43%	9.62%	5.03%	6.03%	15.48%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,556	$2,908	$2,750	$2,606	$2,576	$1,239
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.81%[3]	0.77%	0.75%	0.78%	1.15%	1.20%
Expenses excluding waivers/reimbursements and expense reductions	0.81%[3]	0.77%	0.75%	0.78%	1.15%	1.20%
Net investment income (loss)	1.64%[3]	2.19%	2.26%	1.98%	1.61%	1.42%
Portfolio turnover rate	33%	105%	52%	78%	128%	145%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS 10.8%
ENERGY 2.2%
Energy Equipment & Services 0.8%
Bristow Group, Inc., 7.50%, 09/15/2017	$400,000	$403,000

Oil, Gas & Consumable Fuels 1.4%
McMoRan Exploration Co., 11.875%, 11/15/2014	700,000	749,000

FINANCIALS 1.0%
Real Estate Investment Trusts 1.0%
Saul Centers, Inc., 7.50%, 03/01/2014	600,000	522,000

INDUSTRIALS 4.2%
Electrical Equipment 2.7%
Baldor Electric Co., 8.625%, 02/15/2017	500,000	505,000
Belden, Inc., 7.00%, 03/15/2017	150,000	144,750
General Cable Corp., 7.125%, 04/01/2017	750,000	718,125

		1,367,875

Machinery 1.5%
Actuant Corp., 6.875%, 06/15/2017	500,000	493,750
SPX Corp., 7.625%, 12/15/2014 144A	280,000	284,550

		778,300

INFORMATION TECHNOLOGY 1.3%
Electronic Equipment & Instruments 0.6%
Itron, Inc., 7.75%, 05/15/2012	275,000	278,066

IT Services 0.7%
Iron Mountain, Inc., 6.625%, 01/01/2016	400,000	376,000

MATERIALS 0.2%
Metals & Mining 0.2%
Steel Dynamics, Inc., 7.75%, 04/15/2016 144A	100,000	100,000

UTILITIES 1.9%
Electric Utilities 0.9%
Reliant Energy, Inc., 7.625%, 06/15/2014	500,000	490,000

Independent Power Producers & Energy Traders 1.0%
Dynegy, Inc., 6.875%, 04/01/2011	500,000	496,875

Total Corporate Bonds (cost $5,654,202)		5,561,116

	Shares	Value

COMMON STOCKS 81.2%
CONSUMER STAPLES 1.6%
Household Products 0.7%
Church & Dwight Co.	6,000	338,100

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Personal Products 0.9%
Estee Lauder Cos., Class A	10,000	$464,500

ENERGY 29.9%
Energy Equipment & Services 11.9%
Halliburton Co.	15,500	822,585
National Oilwell Varco, Inc. *	13,500	1,197,720
Noble Corp.	17,500	1,136,800
Pride International, Inc. *	27,600	1,305,204
Schlumberger, Ltd.	10,366	1,113,620
Transocean, Inc. *	3,800	579,082

		6,155,011

Oil, Gas & Consumable Fuels 18.0%
Anadarko Petroleum Corp.	18,200	1,362,088
Apache Corp.	3,850	535,150
Consol Energy, Inc.	6,000	674,220
Devon Energy Corp.	2,600	312,416
EOG Resources, Inc.	1,200	157,440
Foundation Coal Holdings, Inc.	5,000	442,900
Hess Corp.	3,100	391,189
Marathon Oil Corp.	21,000	1,089,270
Massey Energy Co.	1,000	93,750
Occidental Petroleum Corp.	12,000	1,078,320
Patriot Coal Corp. *	6,500	996,385
Peabody Energy Corp.	11,500	1,012,575
Pioneer Natural Resources Co.	3,300	258,324
Tesoro Corp.	7,000	138,390
Valero Energy Corp.	12,100	498,278
XTO Energy, Inc.	4,300	294,593

		9,335,288

FINANCIALS 2.7%
Real Estate Investment Trusts 2.7%
General Growth Properties, Inc.	10,500	367,815
Host Hotels & Resorts, Inc.	30,000	409,500
Mack-Cali Realty Corp.	7,300	249,441
Plum Creek Timber Co., Inc.	6,000	256,260
Simon Property Group, Inc.	1,000	89,890

		1,372,906

HEALTH CARE 8.3%
Health Care Equipment & Supplies 2.5%
Inverness Medical Innovations, Inc. *	27,000	895,590
Varian Medical Systems, Inc. *	7,500	388,875

		1,284,465

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services 5.8%
Applera Corp.-Applied Biosystems	7,000	$234,360
Bio-Rad Laboratories, Inc., Class A *	3,100	250,759
Millipore Corp. *	7,000	475,020
PerkinElmer, Inc.	23,000	640,550
Thermo Fisher Scientific, Inc. *	25,100	1,398,823

		2,999,512

INDUSTRIALS 13.8%
Aerospace & Defense 0.5%
Esterline Technologies Corp. *	5,100	251,226
L-3 Communications Holdings, Inc.	100	9,087

		260,313

Building Products 0.4%
Lennox International, Inc.	8,000	231,680

Electrical Equipment 5.3%
Ametek, Inc.	10,500	495,810
Baldor Electric Co.	4,000	139,920
Belden, Inc.	4,800	162,624
Cooper Industries, Inc.	11,000	434,500
Emerson Electric Co.	3,500	173,075
General Cable Corp. *	10,000	608,500
Roper Industries, Inc.	11,000	724,680

		2,739,109

Machinery 7.6%
Bucyrus International, Inc.	1,000	73,020
Danaher Corp.	2,300	177,790
Donaldson Co., Inc.	7,500	334,800
Dover Corp.	1,500	72,555
Flowserve Corp.	7,900	1,079,930
IDEX Corp.	5,000	184,200
Joy Global, Inc.	10,100	765,883
Manitowoc Co.	500	16,265
Pall Corp.	9,000	357,120
SPX Corp.	6,600	869,418

		3,930,981

INFORMATION TECHNOLOGY 4.5%
Communications Equipment 0.2%
CommScope, Inc. *	1,500	79,155

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 1.9%
Agilent Technologies, Inc. *	6,000	$213,240
Amphenol Corp., Class A	17,000	762,960

		976,200

Internet Software & Services 2.4%
Google, Inc., Class A *	2,400	1,263,408

MATERIALS 15.7%
Chemicals 5.9%
CF Industries Holdings, Inc.	1,200	183,360
E.I. DuPont de Nemours & Co.	22,000	943,580
FMC Corp.	13,900	1,076,416
Monsanto Co.	4,300	543,692
Sigma-Aldrich Corp.	5,500	296,230

		3,043,278

Construction Materials 2.1%
Martin Marietta Materials, Inc. ρ	3,000	310,770
Texas Industries, Inc. ρ	10,000	561,300
Vulcan Materials Co.	4,000	239,120

		1,111,190

Containers & Packaging 0.4%
Greif, Inc., Class A	3,300	211,299

Metals & Mining 5.2%
Barrick Gold Corp.	4,500	204,750
Cleveland-Cliffs, Inc.	2,600	309,894
Freeport-McMoRan Copper & Gold, Inc.	14,400	1,687,536
NuCor Corp.	3,000	224,010
Steel Dynamics, Inc.	6,700	261,769

		2,687,959

Paper & Forest Products 2.1%
Weyerhaeuser Co.	21,100	1,079,054

UTILITIES 4.7%
Electric Utilities 2.3%
NRG Energy, Inc. * ρ	27,600	1,184,040

Gas Utilities 2.4%
Questar Corp.	17,500	1,243,200

Total Common Stocks (cost $39,151,083)		41,990,648

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Principal Amount	Value

CONVERTIBLE DEBENTURES 7.1%
FINANCIALS 2.1%
Real Estate Investment Trusts 2.1%
Alexandria Real Estate Equities, Inc., 3.70%, 01/15/2027 144A	$500,000	$487,500
Macerich Co., 3.25%, 03/15/2012 144A	750,000	622,500

		1,110,000

HEALTH CARE 1.9%
Health Care Equipment & Supplies 1.6%
Inverness Medical Innovations, Inc.:
3.00%, 05/15/2016 144A	400,000	387,500
3.00%, 05/15/2016	425,000	411,719

		799,219

Life Sciences Tools & Services 0.3%
Millipore Corp., 3.75%, 06/01/2026	175,000	176,969

INDUSTRIALS 3.1%
Electrical Equipment 3.1%
General Cable Corp., 1.00%, 10/15/2012 144A	1,615,000	1,602,887

Total Convertible Debentures (cost $4,152,505)		3,689,075

	Shares	Value

SHORT-TERM INVESTMENTS 3.3%
MUTUAL FUND SHARES 3.3%
BGI Prime Money Market Fund, Premium Shares, 2.58% q ρρ	370,340	370,340
BlackRock Liquidity TempFund, Institutional Class, 2.58% q ρρ	396,859	396,859
Evergreen Institutional Money Market Fund, Class I, 2.54% q ø ρρ	546,450	546,450
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.74% q ρρ	393,893	393,893

Total Short-Term Investments (cost $1,707,542)		1,707,542

Total Investments (cost $50,665,332) 102.4%		52,948,381
Other Assets and Liabilities (2.4%)		(1,219,742)

Net Assets 100.0%		$51,728,639

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

The following table shows portfolio composition as a percent of total investments as of June 30, 2008:

Energy	31.4%
Industrials	20.6%
Materials	15.6%
Health Care	9.9%
Utilities	6.5%
Financials	5.7%
Information Technology	5.6%
Consumer Staples	1.5%
Mutual Fund Shares	3.2%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of June 30, 2008:

AAA	33.7%
BB	16.1%
B	39.8%
CCC	5.7%
NR	4.7%

100.0%

The following table shows the percent of total bonds based on effective maturity as of June 30, 2008:

Less than 1 year	33.7%
1 to 3 year(s)	3.8%
3 to 5 years	20.2%
5 to 10 years	42.3%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $50,118,882) including $1,636,722 of securities loaned	$52,401,931
Investments in affiliated money market fund, at value (cost $ 546,450)	546,450

Total investments	52,948,381
Receivable for securities sold	1,040,433
Receivable for Fund shares sold	58,003
Dividends and interest receivable	149,329
Receivable for securities lending income	1,243

Total assets	54,197,389

Liabilities
Payable for securities purchased	462,011
Payable for Fund shares redeemed	159,822
Payable for securities on loan	1,707,542
Due to custodian bank	127,030
Advisory fee payable	451
Distribution Plan expenses payable	17
Due to other related parties	177
Accrued expenses and other liabilities	11,700

Total liabilities	2,468,750

Net assets	$51,728,639

Net assets represented by
Paid-in capital	$59,732,735
Undistributed net investment income	506,581
Accumulated net realized losses on investments	(10,793,726)
Net unrealized gains on investments	2,283,049

Total net assets	$51,728,639

Net assets consists of
Class 1	$49,172,326
Class 2	2,556,313

Total net assets	$51,728,639

Shares outstanding (unlimited number of shares authorized)
Class 1	3,146,339
Class 2	163,837

Net asset value per share
Class 1	$15.63
Class 2	$15.60

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2008 (unaudited)

Investment income
Interest	$352,815
Dividends (net of foreign withholding taxes of $488)	304,033
Income from affiliate	7,053
Securities lending	4,319

Total investment income	668,220

Expenses
Advisory fee	86,918
Distribution Plan expenses	3,214
Administrative services fee	27,147
Transfer agent fees	177
Trustees’ fees and expenses	1,336
Printing and postage expenses	11,451
Custodian and accounting fees	11,127
Professional fees	12,200
Other	838

Total expenses	154,408
Less: Expense reductions	(319)

Net expenses	154,089

Net investment income	514,131

Net realized and unrealized gains or losses on investments
Net realized gains on investments	3,761,615
Net change in unrealized gains or losses on investments	(4,747,359)

Net realized and unrealized gains or losses on investments	(985,744)

Net decrease in net assets resulting from operations	$(471,613)

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007

Operations
Net investment income		$514,131		$1,773,683
Net realized gains on investments		3,761,615		8,019,489
Net change in unrealized gains or losses on investments		(4,747,359)		(5,018,667)

Net increase (decrease) in net assets resulting from operations		(471,613)		4,774,505

Distributions to shareholders from
Net investment income
Class 1		0		(2,784,030)
Class 2		0		(110,784)

Total distributions to shareholders		0		(2,894,814)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 1	43,766	668,547	145,035	2,252,584
Class 2	2,940	41,649	20,484	316,681

		710,196		2,569,265

Net asset value of shares issued in reinvestment of distributions
Class 1	0	0	182,425	2,784,030
Class 2	0	0	7,250	110,784

		0		2,894,814

Payment for shares redeemed
Class 1	(862,839)	(12,459,396)	(1,384,298)	(21,497,629)
Class 2	(26,904)	(397,021)	(21,741)	(342,166)

		(12,856,417)		(21,839,795)

Net decrease in net assets resulting from capital share transactions		(12,146,221)		(16,375,716)

Total decrease in net assets		(12,617,834)		(14,496,025)
Net assets
Beginning of period		64,346,473		78,842,498

End of period		$51,728,639		$64,346,473

Undistributed (overdistributed) net investment income		$506,581		$(7,550)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Diversified Capital Builder Fund (formerly, Evergreen VA Balanced Fund) (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee, starting at 0.41% and declining to 0.21% as the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen Diversified Capital Builder Fund, increase. For the six months ended June 30, 2008, the advisory fee was equivalent to 0.32% of the Fund’s average daily net assets (on an annualized basis).

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2008, the Fund paid brokerage commissions of $6,297 to Wachovia Securities, LLC.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLAN

EIS serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $17,969,955 and $29,791,655, respectively, for the six months ended June 30, 2008.

On January 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 established a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$ 43,698,190
Level 2 – Other Significant Observable Inputs	9,250,191
Level 3 – Significant Unobservable Inputs	0

Total	$ 52,948,381

During the six months ended June 30, 2008, the Fund loaned securities to certain brokers and earned $1,274 in affiliated income relating to securities lending activity which is included in income from affiliate on the Statement of Operations. At June 30, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $1,636,722 and $1,707,542, respectively.

On June 30, 2008, the aggregate cost of securities for federal income tax purposes was $50,665,332. The gross unrealized appreciation and depreciation on securities based on

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

tax cost was $6,181,206 and $3,898,157 respectively, with a net unrealized appreciation of $2,283,049.

As of December 31, 2007, the Fund had $14,434,145 in capital loss carryovers for federal income tax purposes with $8,133,525 expiring in 2010 and $6,300,620 expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the six months ended June 30, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inade-

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

quate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

566885 rv5 08/2008

Evergreen VA Core Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

July 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen VA Core Bond Fund for the six-month period ended June 30, 2008 (the “period”).

Capital markets throughout the globe came under extreme pressure during the first half of 2008. Investors confronted a variety of challenges, including deteriorating housing values in the United States, rapidly rising world oil prices and a crisis in credit markets. All these combined to raise fears that problems that began with subprime mortgages and the weakening housing market in the United States could cause a significant slowing of the U.S. economy and even spread overseas. In the United States, stock valuations fell for shares of companies of all sizes, although growth stocks tended to hold up better than value stocks. Financials stocks were particularly hard-hit, as many major institutions suffered steep losses from their exposure to the subprime mortgage market. Energy stocks performed well, boosted by rapidly rising oil and natural gas prices. Widespread credit problems, meanwhile, dragged down the prices of virtually all fixed income securities carrying credit risk, most notably corporate bonds and asset-backed securities. High yield corporates performed particularly poorly. Treasuries and other high-quality securities held up well, although rising interest rates in the closing weeks of the period eroded some of the earlier price gains. Outside the United States, stocks in both industrial and emerging market nations slumped, reflecting concerns about the potentially contagious effects of problems in the United States. In world bond markets, sovereign government securities in industrialized nations outperformed other groups, while emerging market debt and high yield corporate bonds underperformed.

Despite the heightened volatility in the equity and fixed income markets, the U.S. economy continued to defy expectations for recession. The economy’s growth during the first half of 2008 tracked at an approximately 1% annual pace, with benchmarks for corporate profits, employment and other key economic indicators clearly deteriorating. Problems in the credit markets, which first appeared in subprime mortgages, resulted in a drying up of loans for ordinary consumer and commercial activity, accentuating the weakening effects of declining home prices. Strength in exports and government

1

LETTER TO SHAREHOLDERS continued

spending, however, plus aggressive monetary and federal policies, acted as countervailing forces to sustain positive growth. The Federal Reserve Board (the “Fed”) continued to loosen monetary policy for most of the period, cutting the key fed funds rate from 4.25% to 2.00% between January 2008 and April 2008. The central bank then held rates steady at its June 2008 meeting as it became increasingly concerned about inflationary pressures arising from higher energy and commodity prices. In the closing weeks of the period, worries grew about the financial strength of Fannie Mae and Freddie Mac, the largest purchasers and insurers of mortgages in the United States. As a result of these worries, the Fed took steps to make funds available to the two institutions, while Congress worked on comprehensive legislation to assist the housing industry and provide protection for the two giant mortgage institutions.

During the period, the portfolio managers of Evergreen’s Variable Annuity Funds maintained strategies consistent with each fund’s objective. The professionals supervising the equity-oriented portfolios focused on seeking capital appreciation, while managers of the fixed income funds emphasized total returns and current income.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer (CEO), Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

Notice to Shareholders:

Dennis Ferro, President and CEO of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site for additional information regarding these announcements.

3

FUND AT A GLANCE

as of June 30, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Tattersall Advisory Group, Inc.

Portfolio Managers:

Robert A. Calhoun, CFA; Parham M. Behrooz, CFA; Todd C. Kuimjian, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 7/31/2002

	Class 1	Class 2
Class inception date	7/31/2002	7/31/2002

6-month return	-4.26%	-4.45%

Average annual return

1-year	-0.31%	-0.57%

5-year	2.27%	2.00%

Since portfolio inception	3.31%	3.05%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen VA Core Bond Fund Class 1 shares versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

All data is as of June 30, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period*

Actual
Class 1	$ 1,000.00	$957.36	$ 2.87
Class 2	$ 1,000.00	$955.48	$ 4.08
Hypothetical (5% return before expenses)
Class 1	$ 1,000.00	$1,021.93	$ 2.97
Class 2	$ 1,000.00	$1,020.69	$ 4.22

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.59% for Class 1 and 0.84% for Class 2), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2008
CLASS 1	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$9.97	$9.99	$10.05	$10.17	$10.15	$10.23

Income from investment operations
Net investment income (loss)	0.25	0.49	0.46[1]	0.40[1]	0.37	0.36
Net realized and unrealized gains or losses on investments	(0.68)	0.01	(0.04)	(0.16)	0.05	0.03

Total from investment operations	(0.43)	0.50	0.42	0.24	0.42	0.39

Distributions to shareholders from
Net investment income	(0.02)	(0.52)	(0.48)	(0.36)	(0.35)	(0.44)
Net realized gains	0	0	0	0[2]	(0.05)	(0.02)
Tax basis return of capital	0	0	0	0	0	(0.01)

Total distributions to shareholders	(0.02)	(0.52)	(0.48)	(0.36)	(0.40)	(0.47)

Net asset value, end of period	$9.52	$9.97	$9.99	$10.05	$10.17	$10.15

Total return[3]	(4.26)%	5.08%	4.21%	2.40%	4.08%	3.86%

Ratios and supplemental data
Net assets, end of period (thousands)	$99	$104	$104	$129	$1,017	$1,015
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.59%[4]	0.57%	0.53%	0.56%	0.57%	0.62%
Expenses excluding waivers/reimbursements and expense reductions	0.59%[4]	0.57%	0.53%	0.56%	0.57%	0.62%
Net investment income (loss)	5.19%[4]	4.86%	4.56%	3.90%	3.59%	3.45%
Portfolio turnover rate	102%	228%	152%	197%	193%	153%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Amount represents less than $0.005 per share.
3	Total return does not reflect charges attributable to your insurance company’s separate account.
4	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2008
CLASS 2	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.00	$10.00	$10.05	$10.17	$10.16	$10.23

Income from investment operations
Net investment income (loss)	0.24	0.48	0.44[1]	0.38[1]	0.35[1]	0.34
Net realized and unrealized gains or losses on investments	(0.69)	0	(0.04)	(0.16)	0.03	0.03

Total from investment operations	(0.45)	0.48	0.40	0.22	0.38	0.37

Distributions to shareholders from
Net investment income	(0.02)	(0.48)	(0.45)	(0.34)	(0.32)	(0.41)
Net realized gains	0	0	0	0[2]	(0.05)	(0.02)
Tax basis return of capital	0	0	0	0	0	(0.01)

Total distributions to shareholders	(0.02)	(0.48)	(0.45)	(0.34)	(0.37)	(0.44)

Net asset value, end of period	$9.53	$10.00	$10.00	$10.05	$10.17	$10.16

Total return[3]	(4.45)%	4.89%	3.96%	2.17%	3.76%	3.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$43,560	$49,576	$50,869	$46,680	$29,949	$21,835
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.84%[4]	0.82%	0.78%	0.82%	0.81%	0.87%
Expenses excluding waivers/reimbursements and expense reductions	0.84%[4]	0.82%	0.78%	0.82%	0.81%	0.87%
Net investment income (loss)	4.93%[4]	4.61%	4.33%	3.74%	3.35%	3.17%
Portfolio turnover rate	102%	228%	152%	197%	193%	153%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Amount represents less than $0.005 per share.
3	Total return does not reflect charges attributable to your insurance company’s separate account.
4	Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2008 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.6%
FIXED-RATE 8.9%
FNMA:
4.43%, 08/01/2009 ##	$298,544	$299,086
4.59%, 06/01/2011	348,159	348,130
4.96%, 11/01/2008	381,143	380,383
5.92%, 02/01/2012	309,556	319,594
6.01%, 02/01/2012	315,225	325,665
6.11%, 02/01/2012	539,590	560,541
6.20%, 01/01/2011-05/01/2011	689,066	713,166
6.32%, 01/01/2011	919,735	950,360

		3,896,925

FLOATING-RATE 1.7%
FNMA:
6.10%, 01/01/2009 ##	341,549	340,848
6.13%, 12/01/2008	51,514	51,718
7.04%, 12/01/2010	342,069	356,491

		749,057

Total Agency Commercial Mortgage-Backed Securities (cost $4,744,024)		4,645,982

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 8.2%
FIXED-RATE 8.2%
FHLMC:
Ser. 2621, Class QG, 5.00%, 08/15/2031	570,000	562,666
Ser. 2695, Class BG, 4.50%, 04/15/2032	540,000	526,380
Ser. 2780, Class TH, 5.00%, 09/15/2029	230,000	231,818
Ser. 3003, Class LD, 5.00%, 12/15/2034	545,000	532,124
Ser. 3079, Class MD, 5.00%, 03/15/2034	605,000	585,065
FNMA:
Ser. 2002-05, Class PJ, 6.00%, 10/25/2021	293,460	304,215
Ser. 2003-092, Class KH, 5.00%, 03/25/2032	510,000	501,512
Ser. 2004-33, Class MW, 4.50%, 01/25/2030	325,000	319,051

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $3,480,713)		3,562,831

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 10.5%
FIXED-RATE 9.7%
FHLMC, 4.50%, 05/01/2034	223,472	208,043
FHLMC 30 year, 5.00%, TBA #	1,305,000	1,250,557
FNMA:
4.50%, 04/01/2019	202,254	197,349
5.00%, 10/01/2020-03/01/2036	465,380	463,936
5.48%, 03/01/2036	275,759	279,312
FNMA 15 year:
4.50%, TBA #	855,000	824,808
5.00%, TBA #	585,000	577,231

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
GNMA, 5.625%, 09/20/2029-07/20/2030	$37,003	$37,450
GNMA 30 year, 5.50%, TBA #	385,000	383,135

		4,221,821

FLOATING-RATE 0.8%
FNMA, 5.44%, 01/01/2036	372,286	377,158

Total Agency Mortgage-Backed Pass Through Securities (cost $4,571,335)		4,598,979

ASSET-BACKED SECURITIES 3.4%
American Home Mtge. Backed Investment Trust, Ser. 2005-2, Class 5A4C, 5.41%, 09/25/2035	260,000	191,686
Deutsche Alt-A Securities, Inc., Mtge. Loan Trust:
Ser. 2005-03, Class 4A5, 5.25%, 06/25/2035	290,000	262,296
Ser. 2005-04, Class A3, 5.25%, 09/25/2035	240,000	191,449
Deutsche Alt-A Securities, NIM, Ser. 2007-0A1, Class N1, 6.50%, 02/25/2047 144A + ☐	54,465	1,089
Lehman XS Trust:
Ser. 2005-06, Class 3A2B, 5.42%, 11/25/2035	415,000	351,309
Ser. 2005-06, Class 3A3A, 5.76%, 11/25/2035	145,000	92,664
Morgan Stanley Mtge. Loan Trust, Ser. 2006-12XS, Class A3, 5.80%, 10/25/2036	260,000	208,203
Nomura Asset Acceptance Corp., Ser. 2006-AP1, Class A2, 5.52%, 02/25/2036	235,000	195,954

Total Asset-Backed Securities (cost $1,880,314)		1,494,650

COMMERCIAL MORTGAGE-BACKED SECURITIES 20.0%
FIXED-RATE 12.0%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2006-4, Class AM, 5.68%, 07/10/2046	490,000	454,700
Ser. 2007-01, Class A4, 5.45%, 01/15/2049	335,000	312,481
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	38,080	37,971
Ser. 2004-LB4, Class A2, 4.05%, 10/15/2037	479,087	475,176
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2006-C4, Class A3, 5.47%, 09/15/2039	495,000	471,467
GE Capital Comml. Mtge. Corp., Ser. 2007-C1, Class A4, 5.54%, 12/10/2049	510,000	478,666
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class A2, 5.78%, 08/10/2045	320,000	316,223
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2006-LDP9, Class A3, 5.34%, 05/15/2047	975,000	916,490
Ser. 2007-CB18, Class A4, 5.44%, 06/12/2047	350,000	326,239
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C8, Class A1, 3.64%, 11/15/2027	279,695	279,507
Ser. 2004-C1, Class A4, 4.57%, 01/15/2031	360,000	345,623

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
Merrill Lynch/Countrywide Comml. Mtge. Trust, Ser. 2006-4, Class A3, 5.17%, 12/12/2049	$535,000	$498,866
Morgan Stanley Capital I, Inc., Ser. 2004-IQ8, Class A5, 5.11%, 06/15/2040	350,000	337,944

		5,251,353

FLOATING-RATE 8.0%
Banc of America Comml. Mtge., Inc., Ser. 2004-3, Class A5, 5.49%, 06/10/2039	415,000	416,012
Citigroup Comml. Mtge. Trust, Ser. 2006-C4, Class AJ, 5.92%, 03/15/2049	80,000	66,930
Commercial Mtge. Pass-Through Cert., Ser. 2007-C9, Class B, 6.01%, 12/10/2049	235,000	173,485
Credit Suisse Mtge. Capital Cert., Ser. 2006-C1, Class AM, 5.73%, 02/15/2039	490,000	455,629
GE Capital Comml. Mtge. Corp., Ser. 2007-C1, Class C, 5.89%, 12/10/2049	350,000	253,777
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class A4, 5.99%, 08/10/2045	885,000	848,091
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG11, Class B, 6.31%, 12/10/2049	195,000	146,842
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2007-CB19, Class A4, 5.94%, 02/12/2049	370,000	352,611
Morgan Stanley Capital I, Inc.:
Ser. 2006-HQ8, Class A4, 5.56%, 03/12/2044	420,000	403,991
Ser. 2007-IQ15, Class A4, 6.08%, 06/11/2049	380,000	366,455

		3,483,823

Total Commercial Mortgage-Backed Securities (cost $9,143,318)		8,735,176

CORPORATE BONDS 24.0%
CONSUMER DISCRETIONARY 3.6%
Hotels, Restaurants & Leisure 0.2%
McDonald’s Corp., 6.30%, 10/15/2037	90,000	89,810

Media 1.2%
News America, Inc., 6.65%, 11/15/2037	275,000	269,371
Time Warner, Inc., 7.625%, 04/15/2031	275,000	279,950

		549,321

Multi-line Retail 1.3%
Kohl’s Corp., 6.875%, 12/15/2037	125,000	112,980
Macy’s, Inc.:
6.375%, 03/15/2037	250,000	193,084
7.45%, 09/15/2011	150,000	149,761
Target Corp., 6.50%, 10/15/2037	100,000	96,505

		552,330

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 0.9%
Home Depot, Inc., 5.875%, 12/16/2036	$250,000	$204,860
Lowe’s Cos., 6.65%, 09/15/2037	200,000	195,567

		400,427

CONSUMER STAPLES 0.7%
Food Products 0.7%
General Mills, Inc., 6.00%, 02/15/2012	275,000	283,003

ENERGY 0.5%
Oil, Gas & Consumable Fuels 0.5%
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	225,000	231,877

FINANCIALS 15.3%
Capital Markets 5.0%
Goldman Sachs Group, Inc.:
5.30%, 02/14/2012	250,000	251,822
6.75%, 10/01/2037	375,000	344,063
Legg Mason, Inc., 6.75%, 07/02/2008	150,000	150,000
Lehman Brothers Holdings, Inc.:
5.625%, 01/24/2013	225,000	213,173
7.00%, 09/27/2027	100,000	92,695
Merrill Lynch & Co., Inc.:
6.05%, 08/15/2012	300,000	293,878
7.75%, 05/14/2038	100,000	94,008
Morgan Stanley:
5.625%, 01/09/2012	275,000	275,421
5.95%, 12/28/2017	300,000	272,819
Northern Trust Corp., 7.10%, 08/01/2009	200,000	204,075

		2,191,954

Commercial Banks 1.8%
Fifth Third Bancorp, 6.25%, 05/01/2013	225,000	206,153
National City Corp., 4.50%, 03/15/2010	300,000	276,583
SunTrust Banks, Inc., 5.25%, 11/05/2012	300,000	293,602

		776,338

Consumer Finance 2.4%
American Water Capital Corp., 6.09%, 10/15/2017	125,000	120,109
HSBC Finance Corp.:
4.625%, 09/15/2010	150,000	148,829
5.70%, 06/01/2011	300,000	302,605
Sprint Capital Corp., 6.875%, 11/15/2028	350,000	292,101
Wells Fargo Capital XIII, FRN, 7.70%, 12/29/2049	175,000	174,128

		1,037,772

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services 2.4%
Bank of America Corp.:
5.30%, 03/15/2017	$50,000	$45,975
FRN, 8.00%, 12/29/2049	200,000	187,678
Citigroup, Inc.:
5.50%, 08/27/2012	300,000	296,104
FRN, 8.40%, 04/29/2049	225,000	214,169
JPMorgan Chase & Co.:
6.40%, 05/15/2038	175,000	162,835
FRN, 7.90%, 12/31/2049	175,000	164,575

		1,071,336

Insurance 2.3%
American International Group, Inc.:
4.70%, 10/01/2010	275,000	270,013
5.625%, 08/17/2011 ρ	400,000	391,185
Prudential Financial, Inc., 6.10%, 06/15/2017	325,000	324,258

		985,456

Real Estate Investment Trusts 0.9%
BRE Properties, Inc., 5.50%, 03/15/2017	250,000	220,638
ERP Operating, LP, 5.75%, 06/15/2017	200,000	184,920

		405,558

Thrifts & Mortgage Finance 0.5%
Washington Mutual, Inc., 5.00%, 03/22/2012	250,000	199,324

HEALTH CARE 1.6%
Biotechnology 0.6%
Amgen, Inc., 6.375%, 06/01/2037	275,000	263,455

Health Care Providers & Services 0.5%
UnitedHealth Group, Inc., 5.375%, 03/15/2016	250,000	235,239

Pharmaceuticals 0.5%
Abbott Laboratories, 5.875%, 05/15/2016	200,000	206,094

INDUSTRIALS 0.7%
Road & Rail 0.7%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	275,000	288,597

TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 0.3%
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	125,000	133,664

Wireless Telecommunication Services 0.8%
AT&T Wireless, 8.125%, 05/01/2012	300,000	328,861

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES 0.5%
Electric Utilities 0.1%
Carolina Power & Light Co., 6.50%, 07/15/2012	$50,000	$52,501

Water Utilities 0.4%
American Water Works Co., Inc., 6.59%, 10/15/2037 ρ	200,000	185,121

Total Corporate Bonds (cost $10,974,301)		10,468,038

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Bonds, 6.00%, 02/15/2026 ρ (cost $234,167)	205,000	240,154

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.9%
FIXED-RATE 1.1%
Washington Mutual, Inc., Ser. 2005-AR10, Class 1A2, 4.84%, 09/25/2035	525,000	499,887

FLOATING-RATE 0.8%
Banc of America Mtge. Securities, Inc., Ser. 2005-E, Class 2A6, 4.71%, 02/25/2035	355,000	332,820

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $872,800)		832,707

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 15.6%
FIXED-RATE 5.6%
Countrywide Alternative Loan Trust, Inc.:
Ser. 2005-50CB, Class 1A1, 5.50%, 11/25/2035	152,350	137,458
Ser. 2007-24, Class A11, 7.00%, 10/25/2037	157,080	82,252
Countrywide Home Loans, Ser. 2005-HYB6, Class 4A1B, 5.37%, 10/20/2035	329,764	316,090
GSAA Home Equity Trust, Ser. 2007-10, Class A1A, 6.00%, 11/25/2037	225,297	201,519
PHH Alternative Mtge. Trust, Ser. 2007-01, Class 21A, 6.00%, 02/25/2037	200,147	172,227
Residential Accredited Loans, Inc.:
Ser. 2007-QS10, Class A1, 6.50%, 09/25/2037	326,285	277,498
Ser. 2007-QS11, Class A1, 7.00%, 10/25/2037	340,925	289,363
Washington Mutual, Inc. Mtge. Pass-Through Cert., Ser. 2007-HY7, Class 3A2, 5.91%, 07/25/2037	492,933	465,152
Washington Mutual, Inc., Ser. 2007-HY5, Class 2A2, 5.33%, 06/25/2037	543,132	502,707

		2,444,266

FLOATING-RATE 10.0%
American Home Mtge. Assets, Ser. 2006-2, Class 1A1, 4.75%, 09/25/2046	276,270	204,865
Banc of America Mtge. Securities, Inc., Ser. 2006-F, Class 1A1, 5.18%, 07/20/2036	434,723	418,544
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-8, Class 1A2A, 5.07%, 10/25/2035	455,961	438,712
Countrywide Alternative Loan Trust, Inc., Ser. 2007-A2, Class 1A1, 4.63%, 03/25/2047	492,100	341,040
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.82%, 06/25/2036	371,786	287,773
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.90%, 05/25/2046 144A +	207,526	208,722

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
Residential Funding Mtge. Securities, Ser. 2006-SA2, Class 2A1, 5.85%, 08/25/2036	$382,349	$361,971
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2007-3, Class 3A1, 5.71%, 04/25/2037	397,598	355,804
Washington Mutual, Inc. Mtge. Pass-Through Cert.:
Ser. 2006-AR12, Class 2A3, 5.75%, 10/25/2036	294,263	273,035
Ser. 2007-HY5, Class 1A1, 5.67%, 06/25/2037	415,615	374,523
Ser. 2007-HY6, Class 2A1, 5.70%, 06/25/2037	898,447	834,095
Ser. 2007-OA5, Class 1A1B, 4.54%, 06/25/2047	417,315	267,653

		4,366,737

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $7,594,292)		6,811,003

YANKEE OBLIGATIONS – CORPORATE 2.6%
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Encana Corp., 6.50%, 02/01/2038	75,000	74,430

FINANCIALS 0.4%
Commercial Banks 0.4%
Credit Suisse New York, 6.00%, 02/15/2018	175,000	168,813

HEALTH CARE 0.4%
Health Care Equipment & Supplies 0.2%
Covidien, Ltd., 6.55%, 10/15/2037	100,000	101,190

Pharmaceuticals 0.2%
AstraZeneca plc, 6.45%, 09/15/2037	70,000	71,499

MATERIALS 1.1%
Metals & Mining 1.1%
Alcan, Inc., 6.125%, 12/15/2033	245,000	221,151
ArcelorMittal SA, 5.375%, 06/01/2013 144A	250,000	246,433

		467,584

TELECOMMUNICATION SERVICES 0.5%
Wireless Telecommunication Services 0.5%
Vodafone Group plc, 5.625%, 02/27/2017	250,000	241,225

Total Yankee Obligations – Corporate (cost $1,157,838)		1,124,741

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Shares	Value

PREFERRED STOCKS 0.6%
FINANCIALS 0.6%
Thrifts & Mortgage Finance 0.6%
Fannie Mae, Ser. S, 8.25% ρ	4,700	$107,865
Freddie Mac, Ser. Z, 8.375% ρ	6,300	153,090

Total Preferred Stocks (cost $275,000)		260,955

CLOSED END MUTUAL FUND SHARES 2.5%
First Trust/FIDAC Mtge. Income Fund	6,400	109,440
MFS Charter Income Trust	13,400	110,416
MFS Intermediate Income Trust	32,200	200,928
MFS Multimarket Income Trust ρ	18,400	104,880
Putnam Master Intermediate Income Trust	9,277	56,033
Putnam Premier Income Trust	24,564	147,875
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund	13,400	166,026
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	16,725	205,216

Total Closed End Mutual Fund Shares (cost $1,064,987)		1,100,814

SHORT-TERM INVESTMENTS 8.5%
MUTUAL FUND SHARES 8.5%
Evergreen Institutional Money Market Fund, Class I, 2.54% q ø ## ρρ (cost $3,694,754)	3,694,754	3,694,754

Total Investments (cost $49,687,843) 109.0%		47,570,784
Other Assets and Liabilities (9.0%)		(3,912,265)

Net Assets 100.0%		$43,658,519

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
NIM	Net Interest Margin
TBA	To Be Announced

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

The following table shows the percent of total investments (excluding equity positions, segregated cash and cash equivalents and collateral from securities on loan) by credit quality based on Moody’s and Standard and Poor’s ratings as of June 30, 2008:

AAA	70.8%
AA	8.3%
A	13.6%
BBB	6.7%
BB	0.6%

100.0%

The following table shows the percent of total investments (excluding equity positions, segregated cash and cash equivalents and collateral from securities on loan) based on effective maturity as of June 30, 2008:

Less than 1 year	2.9%
1 to 3 year(s)	12.5%
3 to 5 years	16.9%
5 to 10 years	54.1%
10 to 20 years	5.2%
20 to 30 years	8.4%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $45,993,089) including $738,434 of securities loaned	$43,876,030
Investments in affiliated money market fund, at value (cost $3,694,754)	3,694,754

Total investments	47,570,784
Receivable for securities sold	2,727,645
Dividends and interest receivable	336,726
Receivable for securities lending income	262
Unrealized gains on credit default swap transactions	25,080

Total assets	50,660,497

Liabilities
Payable for securities purchased	5,773,074
Payable for Fund shares redeemed	84,484
Unrealized losses on credit default swap transactions	222,935
Unrealized losses on total return swap transactions	227,925
Premiums received on credit default swap transactions	176,643
Payable for securities on loan	515,127
Advisory fee payable	383
Distribution Plan expenses payable	299
Due to other related parties	134
Accrued expenses and other liabilities	974

Total liabilities	7,001,978

Net assets	$43,658,519

Net assets represented by
Paid-in capital	$46,466,441
Undistributed net investment income	946,050
Accumulated net realized losses on investments	(1,211,133)
Net unrealized losses on investments	(2,542,839)

Total net assets	$43,658,519

Net assets consists of
Class 1	$98,795
Class 2	43,559,724

Total net assets	$43,658,519

Shares outstanding (unlimited number of shares authorized)
Class 1	10,383
Class 2	4,570,623

Net asset value per share
Class 1	$9.52
Class 2	$9.53

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2008 (unaudited)

Investment income
Interest	$1,232,206
Dividends	52,670
Income from affiliate	32,297

Total investment income	1,317,173

Expenses
Advisory fee	73,017
Distribution Plan expenses	56,921
Administrative services fee	22,817
Transfer agent fees	25
Trustees’ fees and expenses	694
Printing and postage expenses	10,806
Custodian and accounting fees	13,329
Professional fees	12,965
Other	962

Total expenses	191,536
Less: Expense reductions	(415)

Net expenses	191,121

Net investment income	1,126,052

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	30,079
Credit default swap transactions	(75,845)
Total return swap transactions	(169,229)

Net realized losses on investments	(214,995)
Net change in unrealized gains or losses on investments	(3,044,636)

Net realized and unrealized gains or losses on investments	(3,259,631)

Net decrease in net assets resulting from operations	$(2,133,579)

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007

Operations
Net investment income		$1,126,052		$2,300,269
Net realized losses on investments		(214,995)		(581,182)
Net change in unrealized gains or losses on investments		(3,044,636)		664,975

Net increase (decrease) in net assets resulting from operations		(2,133,579)		2,384,062

Distributions to shareholders from
Net investment income
Class 1		(250)		(5,423)
Class 2		(114,715)		(2,308,113)

Total distributions to shareholders		(114,965)		(2,313,536)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 2	37,535	360,922	133,036	1,343,178

Net asset value of shares issued in reinvestment of distributions
Class 2	12,402	114,715	232,783	2,308,113

Payment for shares redeemed
Class 2	(437,357)	(4,247,796)	(493,265)	(5,015,187)

Net decrease in net assets resulting from capital share transactions		(3,772,159)		(1,363,896)

Total decrease in net assets		(6,020,703)		(1,293,370)
Net assets
Beginning of period		49,679,222		50,972,592

End of period		$43,658,519		$49,679,222

Undistributed (overdistributed) net investment income		$946,050		$(65,037)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Core Bond Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

f. Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. The

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

guarantor agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the guarantor defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

g. Total return swaps

The Fund may enter into total return swap contracts. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

h. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

i. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

j. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

k. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.32% and declining to 0.28% as the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen Core Bond Fund, increase. For the six months ended June 30, 2008, the advisory fee was equivalent to 0.32% of the Fund’s average daily net assets (on an annualized basis).

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended June 30, 2008:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 23,772,800	$ 23,649,605	$ 26,418,192	$ 23,443,030

On January 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 established a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$5,296,677	$0
Level 2 – Other Significant Observable Inputs	42,274,107	(425,780)
Level 3 – Significant Unobservable Inputs	0	0

Total	$47,570,784	$(425,780)

*	Other financial instruments includes swap contracts.

During the six months ended June 30, 2008, the Fund loaned securities to certain brokers and earned $3,124 in affiliated income relating to securities lending activity which is included in income from affiliates on the Statement of Operations. At June 30, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $738,434 and $758,652, respectively. Of the total value of the collateral received for securities on loan, $243,525 represents the market value of U.S. government agency obligations received as non-cash collateral.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At June 30, 2008, the Fund had the following credit default swap contracts outstanding:

				Fixed	Frequency
		Reference Debt	Notional	Payments	of Payments	Unrealized
Expiration	Counterparty	Obligation/Index	Amount	Received	Received	Gain (Loss)

03/20/2009	Lehman Brothers	AIG, 6.25%,	$250,000	2.25%	Quarterly	$22
		05/01/2036
12/13/2049	Goldman Sachs	Markit CMBX	100,000	0.27%	Quarterly	(19,694)
		North America
		AA.3 Index
12/13/2049	Lehman Brothers	Markit CMBX	480,000	1.47%	Quarterly	25,058
		North America
		AJ.3 Index
02/17/2051	Goldman Sachs	Markit CMBX	800,000	1.65%	Quarterly	(162,593)
		North America
		AA.4 Index
02/17/2051	Lehman Brothers	Markit CMBX	200,000	1.65%	Quarterly	(40,648)
		North America
		AA.4 Index

At June 30, 2008, the Fund had the following total return swap contracts outstanding:

	Notional			Unrealized
Expiration	Amount	Counterparty	Swap Description	Gain (Loss)

08/01/2008	$1,500,000	Lehman Brothers	Agreement dated 02/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index multiplied by the notional amount and to pay the negative spread return.	$(58,989)
09/01/2008	300,000	Lehman Brothers	Agreement dated 03/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index plus 125 basis points multiplied by the notional amount and to pay the negative spread return.	(11,496)
09/01/2008	1,000,000	Lehman Brothers	Agreement dated 03/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index plus 100 basis points multiplied by the notional amount and to pay the negative spread return.	(38,520)
10/01/2008	1,000,000	Lehman Brothers	Agreement dated 10/01/2007 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index minus 62 basis points multiplied by the notional amount and to pay the negative spread return.	(39,825)
11/01/2008	1,000,000	Lehman Brothers	Agreement dated 11/01/2007 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index minus 15 basis points multiplied by the notional amount and to pay the negative spread return.	(39,447)
02/01/2009	1,000,000	Lehman Brothers	Agreement dated 02/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index minus 40 basis points multiplied by the notional amount and to pay the negative spread return.	(39,648)

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On June 30, 2008, the aggregate cost of securities for federal income tax purposes was $49,693,332. The gross unrealized appreciation and depreciation on securities based on tax cost was $228,500 and $2,351,048, respectively, with a net unrealized depreciation of $2,122,548.

As of December 31, 2007, the Fund had $560,308 in capital loss carryovers for federal income tax purposes expiring as follows:

	Expiration

2013	2014	2015

$35,457	$365,353	$159,498

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2007, the Fund incurred and elected to defer post-October losses of $432,023.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the six months ended June 30, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

[1]

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

[2]	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
[3]	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4]	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

566886 rv5 08/2008

Evergreen VA Diversified Income Builder Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

July 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen VA Diversified Income Builder Fund for the six-month period ended June 30, 2008 (the “period”).

Capital markets throughout the globe came under extreme pressure during the first half of 2008. Investors confronted a variety of challenges, including deteriorating housing values in the United States, rapidly rising world oil prices and a crisis in credit markets. All these combined to raise fears that problems that began with subprime mortgages and the weakening housing market in the United States could cause a significant slowing of the U.S. economy and even spread overseas. In the United States, stock valuations fell for shares of companies of all sizes, although growth stocks tended to hold up better than value stocks. Financials stocks were particularly hard-hit, as many major institutions suffered steep losses from their exposure to the subprime mortgage market. Energy stocks performed well, boosted by rapidly rising oil and natural gas prices. Widespread credit problems, meanwhile, dragged down the prices of virtually all fixed income securities carrying credit risk, most notably corporate bonds and asset-backed securities. High yield corporates performed particularly poorly. Treasuries and other high-quality securities held up well, although rising interest rates in the closing weeks of the period eroded some of the earlier price gains. Outside the United States, stocks in both industrial and emerging market nations slumped, reflecting concerns about the potentially contagious effects of problems in the United States. In world bond markets, sovereign government securities in industrialized nations outperformed other groups, while emerging market debt and high yield corporate bonds underperformed.

Despite the heightened volatility in the equity and fixed income markets, the U.S. economy continued to defy expectations for recession. The economy’s growth during the first half of 2008 tracked at an approximately 1% annual pace, with benchmarks for corporate profits, employment and other key economic indicators clearly deteriorating. Problems in the credit markets, which first appeared in subprime mortgages, resulted in a drying up of loans for ordinary consumer and commercial activity, accentuating the weakening effects of declining home prices. Strength in exports and government

1

LETTER TO SHAREHOLDERS continued

spending, however, plus aggressive monetary and federal policies, acted as countervailing forces to sustain positive growth. The Federal Reserve Board (the “Fed”) continued to loosen monetary policy for most of the period, cutting the key fed funds rate from 4.25% to 2.00% between January 2008 and April 2008. The central bank then held rates steady at its June 2008 meeting as it became increasingly concerned about inflationary pressures arising from higher energy and commodity prices. In the closing weeks of the period, worries grew about the financial strength of Fannie Mae and Freddie Mac, the largest purchasers and insurers of mortgages in the United States. As a result of these worries, the Fed took steps to make funds available to the two institutions, while Congress worked on comprehensive legislation to assist the housing industry and provide protection for the two giant mortgage institutions.

During the period, the portfolio managers of Evergreen’s Variable Annuity Funds maintained strategies consistent with each fund’s objective. The professionals supervising the equity-oriented portfolios focused on seeking capital appreciation, while managers of the fixed income funds emphasized total returns and current income.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer (CEO), Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

Notice to Shareholders:

Dennis Ferro, President and CEO of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site for additional information regarding these announcements.

3

FUND AT A GLANCE

as of June 30, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Margaret D. Patel

PERFORMANCE AND RETURNS

Portfolio inception date: 3/6/1997

Class inception date	Class 1 3/6/1997	Class 2 7/31/2002

6-month return	-3.08%	-3.19%

Average annual return

1-year	-0.65%	-0.93%

5-year	3.74%	3.49%

10-year	5.38%	5.23%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Diversified Income Builder Fund Class 1 shares versus a similar investment in the Evergreen Diversified Income Builder Blended Index New (EDIBBI NEW), the Evergreen Diversified Income Builder Blended Index Old (EDIBBI OLD), the Merrill Lynch High Yield Master Index† (MLHYMI), the Russell 1000 Index (Russell 1000) and the Consumer Price Index (CPI).

The EDIBBI NEW, the EDIBBI OLD, the MLHYMI and the Russell 1000 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

The Evergreen Diversified Income Builder Blended Index New is composed of the following indexes: MLHYMI (75%) and Russell 1000 (25%). The Evergreen Diversified Income Builder Blended Index Old was formerly composed of the following indexes: MLHYMI (50%), JPMGXUS (25%) and LBABI (25%). Given recent changes to the fund’s principal investment strategies, the fund believes that the EDIBBI NEW is a more appropriate benchmark. In future periods, the fund will compare its performance to the EDIBBI NEW.

†Copyright 2008. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of June 30, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period*

Actual
Class 1	$1,000.00	$969.17	$3.08
Class 2	$1,000.00	$968.06	$4.31
Hypothetical
(5% return before expenses)
Class 1	$1,000.00	$1,021.73	$3.17
Class 2	$1,000.00	$1,020.49	$4.42

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.63% for Class 1 and 0.88% for Class 2), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended December 31,
	Six Months Ended June 30, 2008 (unaudited)
CLASS 1		2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.05	$10.31	$10.08	$10.78	$10.50	$9.88

Income from investment operations
Net investment income (loss)	0.22[1]	0.55[1]	0.56[1]	0.54[1]	0.55[1]	0.63[1]
Net realized and unrealized gains or losses on investments	(0.53)	(0.17)	0.04	(0.62)	0.33	1.02

Total from investment operations	(0.31)	0.38	0.60	(0.08)	0.88	1.65

Distributions to shareholders from
Net investment income	(0.18)	(0.54)	(0.37)	(0.53)	(0.50)	(1.03)
Net realized gains	0	(0.10)	0	(0.09)	(0.10)	0

Total distributions to shareholders	(0.18)	(0.64)	(0.37)	(0.62)	(0.60)	(1.03)

Net asset value, end of period	$9.56	$10.05	$10.31	$10.08	$10.78	$10.50

Total return[2]	(3.08)%	3.71%	5.94%	(0.69)%	8.41%	16.75%

Ratios and supplemental data
Net assets, end of period (thousands)	$29,170	$34,808	$41,395	$45,293	$49,593	$50,637
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.63%[3]	0.64%	0.61%	0.61%	0.73%	0.78%
Expenses excluding waivers/reimbursements and expense reductions	0.63%[3]	0.64%	0.61%	0.61%	0.73%	0.78%
Net investment income (loss)	4.57%[3]	5.28%	5.51%	5.02%	5.19%	5.87%
Portfolio turnover rate	20%	198%	97%	81%	125%	114%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended December 31,
	Six Months Ended June 30, 2008 (unaudited)
CLASS 2		2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.02	$10.28	$10.05	$10.76	$10.49	$9.88

Income from investment operations
Net investment income (loss)	0.21	0.52[1]	0.54[1]	0.51[1]	0.53[1]	0.57[1]
Net realized and unrealized gains or losses on investments	(0.53)	(0.17)	0.03	(0.62)	0.32	1.05

Total from investment operations	(0.32)	0.35	0.57	(0.11)	0.85	1.62

Distributions to shareholders from
Net investment income	(0.18)	(0.51)	(0.34)	(0.51)	(0.48)	(1.01)
Net realized gains	0	(0.10)	0	(0.09)	(0.10)	0

Total distributions to shareholders	(0.18)	(0.61)	(0.34)	(0.60)	(0.58)	(1.01)

Net asset value, end of period	$9.52	$10.02	$10.28	$10.05	$10.76	$10.49

Total return[2]	(3.19)%	3.43%	5.68%	(1.01)%	8.14%	16.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$42,592	$48,113	$48,667	$41,332	$25,784	$7,493
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.88%[3]	0.89%	0.86%	0.87%	0.97%	1.04%
Expenses excluding waivers/reimbursements and expense reductions	0.88%[3]	0.89%	0.86%	0.87%	0.97%	1.04%
Net investment income (loss)	4.32%[3]	5.00%	5.27%	4.77%	4.98%	5.33%
Portfolio turnover rate	20%	198%	97%	81%	125%	114%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2008 (unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES 0.0%
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 3.22%, 02/08/2047 144A + ☐ • (cost $ 1,500,000)	$1,500,000	$0

CORPORATE BONDS 62.0%
CONSUMER STAPLES 1.0%
Household Products 1.0%
Church & Dwight Co., 6.00%, 12/15/2012	740,000	714,100

ENERGY 9.9%
Energy Equipment & Services 2.1%
Bristow Group, Inc., 7.50%, 09/15/2017	1,300,000	1,309,750
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	219,000	217,357

		1,527,107

Oil, Gas & Consumable Fuels 7.8%
El Paso Corp., 6.875%, 06/15/2014	100,000	100,683
McMoRan Exploration Co., 11.875%, 11/15/2014	1,700,000	1,819,000
Peabody Energy Corp.:
5.875%, 04/15/2016	1,300,000	1,222,000
6.875%, 03/15/2013 ρ	200,000	201,500
Tesoro Corp.:
6.50%, 06/01/2017	1,310,000	1,182,275
6.625%, 11/01/2015	850,000	788,375
Williams Cos., 7.50%, 01/15/2031	275,000	279,469

		5,593,302

FINANCIALS 9.9%
Consumer Finance 0.6%
Northern Telecom Capital Corp., 7.875%, 06/15/2026	350,000	252,000
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	175,000	144,375

		396,375

Real Estate Investment Trusts 7.4%
Host Marriott Corp.:
7.125%, 11/01/2013	200,000	187,000
Ser. Q, 6.75%, 06/01/2016	2,362,000	2,108,085
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	150,000	143,625
Rouse Co., LP, 6.75%, 05/01/2013 144A ρ	2,379,000	2,155,441
Saul Centers, Inc., 7.50%, 03/01/2014	800,000	696,000

		5,290,151

Real Estate Management & Development 1.9%
Forest City Enterprises, Inc., 6.50%, 02/01/2017	1,590,000	1,391,250

INDUSTRIALS 14.3%
Aerospace & Defense 4.1%
DRS Technologies, Inc.:
6.625%, 02/01/2016	1,050,000	1,071,000
7.625%, 02/01/2018	500,000	531,250

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Aerospace & Defense continued
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	$1,055,000	$978,512
6.375%, 10/15/2015	400,000	376,000

		2,956,762

Commercial Services & Supplies 2.4%
Allied Waste North America, Inc., 6.875%, 06/01/2017 ρ	1,800,000	1,768,500

Electrical Equipment 4.1%
Baldor Electric Co., 8.625%, 02/15/2017 ρ	1,800,000	1,818,000
Belden, Inc., 7.00%, 03/15/2017	650,000	627,250
General Cable Corp., 7.125%, 04/01/2017 ρ	500,000	478,750

		2,924,000

Machinery 3.7%
Actuant Corp., 6.875%, 06/15/2017 ρ	2,100,000	2,073,750
SPX Corp., 7.625%, 12/15/2014 144A	550,000	558,938

		2,632,688

INFORMATION TECHNOLOGY 2.9%
Electronic Equipment & Instruments 0.8%
Anixter International, Inc., 5.95%, 03/01/2015	500,000	442,500
Itron, Inc., 7.75%, 05/15/2012	150,000	151,673

		594,173

IT Services 2.1%
Iron Mountain, Inc., 6.625%, 01/01/2016 ρ	1,600,000	1,504,000

MATERIALS 9.1%
Chemicals 0.1%
MacDermid, Inc., 9.50%, 04/15/2017 144A	87,000	79,170
Millenium America, Inc., 7.625%, 11/15/2026	45,000	24,525

		103,695

Construction Materials 0.5%
Texas Industries, Inc., 7.25%, 07/15/2013	360,000	360,000

Containers & Packaging 7.9%
Ball Corp., 6.625%, 03/15/2018	2,000,000	1,955,000
Crown Holdings, Inc., 7.75%, 11/15/2015	2,700,000	2,713,500
Greif, Inc., 6.75%, 02/01/2017	1,000,000	970,000

		5,638,500

Metals & Mining 0.4%
Steel Dynamics, Inc., 7.75%, 04/15/2016 144A	300,000	300,000

Paper & Forest Products 0.2%
Glatfelter, 7.125%, 05/01/2016	125,000	123,125

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.5%
Qwest Corp., 7.875%, 09/01/2011	$375,000	$376,875

UTILITIES 14.4%
Electric Utilities 10.0%
Edison Mission Energy, 7.00%, 05/15/2017	2,000,000	1,880,000
Mirant North America, LLC, 7.375%, 12/31/2013	300,000	298,875
NRG Energy, Inc.:
7.375%, 02/01/2016	300,000	283,125
7.375%, 01/15/2017	2,000,000	1,895,000
Reliant Energy, Inc.:
6.75%, 12/15/2014	350,000	358,750
7.625%, 06/15/2014	2,500,000	2,450,000

		7,165,750

Independent Power Producers & Energy Traders 4.4%
AES Corp., 7.75%, 03/01/2014	300,000	297,375
Dynegy, Inc.:
6.875%, 04/01/2011	1,500,000	1,490,625
7.125%, 05/15/2018	1,185,000	1,036,875
8.375%, 05/01/2016	300,000	292,500

		3,117,375

Total Corporate Bonds (cost $46,659,604)		44,477,728

YANKEE OBLIGATIONS – CORPORATE 0.7%
MATERIALS 0.3%
Metals & Mining 0.3%
Novelis, Inc., 7.25%, 02/15/2015	225,000	213,750

TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.4%
Nordic Telecom Holdings Co., 8.875%, 05/01/2016 144A	300,000	295,500

Total Yankee Obligations – Corporate (cost $528,902)		509,250

	Shares	Value

COMMON STOCKS 25.0%
ENERGY 9.9%
Energy Equipment & Services 3.9%
Halliburton Co.	10,000	530,700
National Oilwell Varco, Inc. *	11,300	1,002,536
Pride International, Inc. *	20,000	945,800
Transocean, Inc. *	2,000	304,780

		2,783,816

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 6.0%
Anadarko Petroleum Corp.	2,500	$187,100
Consol Energy, Inc.	2,700	303,399
Devon Energy Corp.	2,100	252,336
Foundation Coal Holdings, Inc.	3,000	265,740
Hess Corp.	1,500	189,285
Marathon Oil Corp.	11,100	575,757
Massey Energy Co.	1,500	140,625
Occidental Petroleum Corp.	2,500	224,650
Patriot Coal Corp. *	3,000	459,870
Peabody Energy Corp.	11,000	968,550
Tesoro Corp. ρ	10,000	197,700
Valero Energy Corp.	9,000	370,620
XTO Energy, Inc.	2,500	171,275

		4,306,907

FINANCIALS 1.7%
Real Estate Investment Trusts 1.7%
General Growth Properties, Inc.	5,500	192,665
Host Hotels & Resorts, Inc.	30,000	409,500
Macerich Co. ρ	2,000	124,260
Mack-Cali Realty Corp. ρ	7,500	256,275
Plum Creek Timber Co., Inc. ρ	3,000	128,130
Simon Property Group, Inc.	1,000	89,890

		1,200,720

HEALTH CARE 1.6%
Life Sciences Tools & Services 1.6%
Millipore Corp. *	3,000	203,580
PerkinElmer, Inc.	13,000	362,050
Thermo Fisher Scientific, Inc. *	11,000	613,030

		1,178,660

INDUSTRIALS 4.7%
Building Products 0.5%
Lennox International, Inc. ρ	14,000	405,440

Electrical Equipment 2.5%
Ametek, Inc.	11,000	519,420
Cooper Industries, Inc.	8,200	323,900
General Cable Corp. *	10,000	608,500
Roper Industries, Inc.	5,200	342,576

		1,794,396

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 1.7%
Donaldson Co., Inc.	6,000	$267,840
Flowserve Corp.	2,000	273,400
IDEX Corp. ρ	10,000	368,400
Joy Global, Inc.	2,000	151,660
Pall Corp.	4,000	158,720

		1,220,020

INFORMATION TECHNOLOGY 2.0%
Communications Equipment 0.1%
CommScope, Inc. *	1,300	68,601

Electronic Equipment & Instruments 1.9%
Amphenol Corp., Class A	30,000	1,346,400

MATERIALS 3.7%
Chemicals 0.9%
FMC Corp. ρ	8,200	635,008

Construction Materials 0.4%
Texas Industries, Inc. ρ	5,000	280,650

Metals & Mining 1.9%
Cleveland-Cliffs, Inc.	2,000	238,380
Freeport-McMoRan Copper & Gold, Inc.	7,000	820,330
NuCor Corp.	1,000	74,670
Steel Dynamics, Inc.	7,000	273,490

		1,406,870

Paper & Forest Products 0.5%
Weyerhaeuser Co.	7,000	357,980

UTILITIES 1.4%
Electric Utilities 0.8%
NRG Energy, Inc. *	13,000	557,700

Gas Utilities 0.6%
Questar Corp.	6,100	433,344

Total Common Stocks (cost $18,149,326)		17,976,512

	Principal Amount	Value

CONVERTIBLE DEBENTURES 7.5%
FINANCIALS 1.0%
Real Estate Investment Trusts 1.0%
Alexandria Real Estate Equities, Inc., 3.70%, 01/15/2027 144A	$750,000	731,250

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Principal Amount	Value

CONVERTIBLE DEBENTURES continued
HEALTH CARE 3.2%
Health Care Equipment & Supplies 2.7%
Inverness Medical Innovations, Inc., 3.00%, 05/15/2016 144A	$2,000,000	$1,937,500

Life Sciences Tools & Services 0.5%
Millipore Corp., 3.75%, 06/01/2026	325,000	328,656

INDUSTRIALS 3.3%
Electrical Equipment 3.3%
General Cable Corp., 1.00%, 10/15/2012 144A	2,380,000	2,362,150

Total Convertible Debentures (cost $5,569,888)		5,359,556

	Shares	Value

SHORT-TERM INVESTMENTS 10.7%
MUTUAL FUND SHARES 10.7%
Evergreen Institutional Money Market Fund, Class I, 2.54% q ø ρρ (cost $7,657,545)	7,657,545	7,657,545

Total Investments (cost $80,065,265) 105.9%		75,980,591
Other Assets and Liabilities (5.9%)		(4,218,554)

Net Assets 100.0%		$71,762,037

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
ρ	All or a portion of this security is on loan.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

The following table shows the percent of total investments (excluding equity positions and collateral from securities on loan) by credit quality based on Moody’s and Standard and Poor’s ratings as of June 30, 2008:

AAA	11.5%
BBB	0.7%
BB	43.6%
B	39.1%
CCC	3.8%
NR	1.3%

100.0%

The following table shows the percent of total investments (excluding equity positions and collateral from securities on loan) based on effective maturity as of June 30, 2008:

Less than 1 year	11.5%
1 to 3 year(s)	2.6%
3 to 5 years	13.0%
5 to 10 years	71.7%
10 to 20 years	0.7%
20 to 30 years	0.5%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $72,407,720) including $5,239,380 of securities loaned	$68,323,046
Investments in affiliated money market fund, at value (cost $7,657,545)	7,657,545

Total investments	75,980,591
Cash	11,065
Foreign currency (cost $14,006)	18,221
Receivable for securities sold	1,485,267
Dividends and interest receivable	826,343
Receivable for securities lending income	3,371

Total assets	78,324,858

Liabilities
Payable for securities purchased	610,568
Payable for Fund shares redeemed	173,972
Payable for securities on loan	5,748,779
Advisory fee payable	760
Distribution Plan expenses payable	292
Due to other related parties	430
Accrued expenses and other liabilities	28,020

Total liabilities	6,562,821

Net assets	$71,762,037

Net assets represented by
Paid-in capital	$76,497,843
Undistributed net investment income	1,664,704
Accumulated net realized losses on investments	(2,320,051)
Net unrealized losses on investments	(4,080,459)

Total net assets	$71,762,037

Net assets consists of
Class 1	$29,169,543
Class 2	42,592,494

Total net assets	$71,762,037

Shares outstanding (unlimited number of shares authorized)
Class 1	3,051,670
Class 2	4,473,424

Net asset value per share
Class 1	$9.56
Class 2	$9.52

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2008 (unaudited)

Investment income
Interest	$1,690,269
Dividends	144,734
Income from affiliate	125,630

Total investment income	1,960,633

Expenses
Advisory fee	148,837
Distribution Plan expenses	55,340
Administrative services fee	37,705
Transfer agent fees	300
Trustees’ fees and expenses	1,059
Printing and postage expenses	20,590
Custodian and accounting fees	14,948
Professional fees	14,184
Other	1,125

Total expenses	294,088
Less: Expense reductions	(551)

Net expenses	293,537

Net investment income	1,667,096

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(691,785)
Foreign currency related transactions	136

Net realized losses on investments	(691,649)
Net change in unrealized gains or losses on investments	(3,579,053)

Net realized and unrealized gains or losses on investments	(4,270,702)

Net decrease in net assets resulting from operations	$(2,603,606)

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007

Operations
Net investment income		$1,667,096		$4,461,131
Net realized gains or losses on investments		(691,649)		991,565
Net change in unrealized gains or losses on investments		(3,579,053)		(2,418,417)

Net increase (decrease) in net assets resulting from operations		(2,603,606)		3,034,279

Distributions to shareholders from
Net investment income
Class 1		(574,595)		(1,804,960)
Class 2		(812,391)		(2,346,666)
Net realized gains
Class 1		0		(340,152)
Class 2		0		(468,107)

Total distributions to shareholders		(1,386,986)		(4,959,885)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 1	99,571	963,668	248,771	2,596,775
Class 2	7,089	69,258	181,733	1,879,257

		1,032,926		4,476,032

Net asset value of shares issued in reinvestment of distributions
Class 1	61,718	574,595	212,382	2,145,112
Class 2	87,542	812,391	279,270	2,814,773

		1,386,986		4,959,885

Payment for shares redeemed
Class 1	(573,422)	(5,532,578)	(1,012,425)	(10,550,374)
Class 2	(421,102)	(4,055,573)	(394,030)	(4,101,230)

		(9,588,151)		(14,651,604)

Net decrease in net assets resulting from capital share transactions		(7,168,239)		(5,215,687)

Total decrease in net assets		(11,158,831)		(7,141,293)
Net assets
Beginning of period		82,920,868		90,062,161

End of period		$71,762,037		$82,920,868

Undistributed net investment income		$1,664,704		$1,384,594

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Diversified Income Builder Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

e. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

f. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

g. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

h. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

i. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

j. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

k. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen Diversified Income Builder Fund, starting at 0.31% and declining to 0.11% as the aggregate average daily net assets increase. For the six months ended June 30, 2008, the advisory fee was equivalent to 0.39% of the Fund’s average daily net assets (on an annualized basis).

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2008, the Fund paid brokerage commissions of $2,767 to Wachovia Securities, LLC.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLAN

EIS serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $13,796,795 and $19,100,635, respectively, for the six months ended June 30, 2008.

On January 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$25,634,057
Level 2 – Other Significant Observable Inputs	50,346,534
Level 3 – Significant Unobservable Inputs	0

Total	$75,980,591

During the six months ended June 30, 2008, the Fund loaned securities to certain brokers and earned $31,437 in affiliated income relating to securities lending activity which is included in income from affiliate on the Statement of Operations. At June 30, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $5,239,380 and $5,748,779, respectively.

On June 30, 2008, the aggregate cost of securities for federal income tax purposes was $80,072,488. The gross unrealized appreciation and depreciation on securities based on

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

tax cost was $2,122,747 and $6,214,644, respectively, with a net unrealized depreciation of $4,091,897.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2007, the Fund incurred and elected to defer post-October losses of $1,618,212.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES‘ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the six months ended June 30, 2008, the Fund had no borrowings.

10 . REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566889 rv5 08/2008

Evergreen VA Fundamental Large Cap Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

July 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen VA Fundamental Large Cap Fund for the six-month period ended June 30, 2008 (the “period”).

Capital markets throughout the globe came under extreme pressure during the first half of 2008. Investors confronted a variety of challenges, including deteriorating housing values in the United States, rapidly rising world oil prices and a crisis in credit markets. All these combined to raise fears that problems that began with subprime mortgages and the weakening housing market in the United States could cause a significant slowing of the U.S. economy and even spread overseas. In the United States, stock valuations fell for shares of companies of all sizes, although growth stocks tended to hold up better than value stocks. Financials stocks were particularly hard-hit, as many major institutions suffered steep losses from their exposure to the subprime mortgage market. Energy stocks performed well, boosted by rapidly rising oil and natural gas prices. Widespread credit problems, meanwhile, dragged down the prices of virtually all fixed income securities carrying credit risk, most notably corporate bonds and asset-backed securities. High yield corporates performed particularly poorly. Treasuries and other high-quality securities held up well, although rising interest rates in the closing weeks of the period eroded some of the earlier price gains. Outside the United States, stocks in both industrial and emerging market nations slumped, reflecting concerns about the potentially contagious effects of problems in the United States. In world bond markets, sovereign government securities in industrialized nations outperformed other groups, while emerging market debt and high yield corporate bonds underperformed.

Despite the heightened volatility in the equity and fixed income markets, the U.S. economy continued to defy expectations for recession. The economy’s growth during the first half of 2008 tracked at an approximately 1% annual pace, with benchmarks for corporate profits, employment and other key economic indicators clearly deteriorating. Problems in the credit markets, which first appeared in subprime mortgages, resulted in a drying up of loans for ordinary consumer and commercial activity, accentuating the weakening effects of declining home prices. Strength in exports and government

1

LETTER TO SHAREHOLDERS continued

spending, however, plus aggressive monetary and federal policies, acted as countervailing forces to sustain positive growth. The Federal Reserve Board (the “Fed”) continued to loosen monetary policy for most of the period, cutting the key fed funds rate from 4.25% to 2.00% between January 2008 and April 2008. The central bank then held rates steady at its June 2008 meeting as it became increasingly concerned about inflationary pressures arising from higher energy and commodity prices. In the closing weeks of the period, worries grew about the financial strength of Fannie Mae and Freddie Mac, the largest purchasers and insurers of mortgages in the United States. As a result of these worries, the Fed took steps to make funds available to the two institutions, while Congress worked on comprehensive legislation to assist the housing industry and provide protection for the two giant mortgage institutions.

During the period, the portfolio managers of Evergreen’s Variable Annuity Funds maintained strategies consistent with each fund’s objective. The professionals supervising the equity-oriented portfolios focused on seeking capital appreciation, while managers of the fixed income funds emphasized total returns and current income.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer (CEO), Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

Notice to Shareholders:

Dennis Ferro, President and CEO of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site for additional information regarding these announcements.

3

FUND AT A GLANCE

as of June 30, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Walter T. McCormick, CFA; Emory Sanders, Jr., CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 3/1/1996

	Class 1	Class 2
Class inception date	3/1/1996	7/31/2002

6-month return	-12.11%	-12.21%

Average annual return

1-year	-11.71%	-11.94%

5-year	8.37%	8.10%

10-year	3.58%	3.43%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen VA Fundamental Large Cap Fund Class 1 shares versus a similar investment in the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of June 30, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period*

Actual
Class 1	$1,000.00	$878.94	$ 3.60
Class 2	$1,000.00	$877.92	$ 4.76
Hypothetical
(5% return before expenses)
Class 1	$1,000.00	$1,021.03	$ 3.87
Class 2	$1,000.00	$1,019.79	$ 5.12

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.77% for Class 1 and 1.02% for Class 2), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2008
CLASS 1	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$19.33	$19.60	$17.89	$16.56	$15.34	$11.86

Income from investment operations
Net investment income (loss)	0.13	0.25	0.25	0.16	0.20	0.10
Net realized and unrealized gains or losses on investments	(2.47)	1.37	2.02	1.34	1.21	3.47

Total from investment operations	(2.34)	1.62	2.27	1.50	1.41	3.57

Distributions to shareholders from
Net investment income	0	(0.22)	(0.24)	(0.17)	(0.19)	(0.09)
Net realized gains	0	(1.67)	(0.32)	0	0	0

Total distributions to shareholders	0	(1.89)	(0.56)	(0.17)	(0.19)	(0.09)

Net asset value, end of period	$16.99	$19.33	$19.60	$17.89	$16.56	$15.34

Total return[1]	(12.11)%	8.29%	12.67%	9.01%	9.21%	30.14%

Ratios and supplemental data
Net assets, end of period (thousands)	$68,388	$90,276	$112,413	$127,059	$94,461	$94,239
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.77%[2]	0.75%	0.74%	0.79%	0.91%	0.99%
Expenses excluding waivers/reimbursements and expense reductions	0.77%[2]	0.75%	0.74%	0.79%	0.91%	0.99%
Net investment income (loss)	1.33%[2]	1.09%	1.19%	0.99%	1.23%	1.18%
Portfolio turnover rate	11%	21%	21%	29%	80%	30%

1	Total return does not reflect charges attributable to your insurance company’s separate account.
2	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2008
CLASS 2	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$19.25	$19.53	$17.83	$16.51	$15.30	$11.86

Income from investment operations
Net investment income (loss)	0.10	0.16	0.18	0.13	0.17	0.11
Net realized and unrealized gains or losses on investments	(2.45)	1.40	2.03	1.32	1.20	3.42

Total from investment operations	(2.35)	1.56	2.21	1.45	1.37	3.53

Distributions to shareholders from
Net investment income	0	(0.17)	(0.19)	(0.13)	(0.16)	(0.09)
Net realized gains	0	(1.67)	(0.32)	0	0	0

Total distributions to shareholders	0	(1.84)	(0.51)	(0.13)	(0.16)	(0.09)

Net asset value, end of period	$16.90	$19.25	$19.53	$17.83	$16.51	$15.30

Total return[1]	(12.21)%	8.01%	12.39%	8.75%	8.93%	29.77%

Ratios and supplemental data
Net assets, end of period (thousands)	$58,285	$66,201	$65,913	$57,360	$37,721	$24,131
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.02%[2]	1.00%	0.99%	1.04%	1.16%	1.24%
Expenses excluding waivers/reimbursements and expense reductions	1.02%[2]	1.00%	0.99%	1.04%	1.16%	1.24%
Net investment income (loss)	1.07%[2]	0.83%	0.94%	0.74%	1.02%	1.12%
Portfolio turnover rate	11%	21%	21%	29%	80%	30%

1	Total return does not reflect charges attributable to your insurance company’s separate account.
2	Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS 97.6%
CONSUMER DISCRETIONARY 9.3%
Internet & Catalog Retail 5.3%
Amazon.com, Inc. *	64,460	$4,726,852
Blue Nile, Inc. * ρ	44,811	1,905,364

		6,632,216

Media 1.7%
Omnicom Group, Inc.	48,941	2,196,472

Textiles, Apparel & Luxury Goods 2.3%
Timberland Co., Class A *	178,986	2,926,421

CONSUMER STAPLES 13.5%
Beverages 2.7%
Diageo plc	86,787	1,598,010
Diageo plc, ADR	6,152	454,448
PepsiCo, Inc.	20,937	1,331,384

		3,383,842

Food & Staples Retailing 3.8%
CVS Caremark Corp.	80,657	3,191,598
Whole Foods Market, Inc. ρ	70,441	1,668,747

		4,860,345

Food Products 2.4%
Kraft Foods, Inc., Class A	47,792	1,359,682
McCormick & Co., Inc.	48,592	1,732,791

		3,092,473

Household Products 3.0%
Clorox Co.	49,878	2,603,632
Procter & Gamble Co.	19,277	1,172,234

		3,775,866

Tobacco 1.6%
Philip Morris International, Inc. *	40,361	1,993,430

ENERGY 10.3%
Oil, Gas & Consumable Fuels 10.3%
Apache Corp.	20,987	2,917,193
Chevron Corp.	14,453	1,432,726
ConocoPhillips	28,941	2,731,741
Exxon Mobil Corp.	67,995	5,992,399

		13,074,059

FINANCIALS 17.5%
Capital Markets 5.3%
Goldman Sachs Group, Inc.	14,823	2,592,543
Legg Mason, Inc.	41,327	1,800,617

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
State Street Corp.	18,849	$1,206,148
T. Rowe Price Group, Inc.	19,405	1,095,800

		6,695,108

Commercial Banks 2.3%
Wells Fargo & Co.	123,538	2,934,027

Consumer Finance 2.8%
American Express Co.	30,900	1,164,003
Visa, Inc. *	30,294	2,463,205

		3,627,208

Diversified Financial Services 4.0%
Apollo Global Management, LLC, Class A +	89,053	1,224,479
Citigroup, Inc.	135,350	2,268,466
JPMorgan Chase & Co.	45,697	1,567,864

		5,060,809

Insurance 3.1%
American International Group, Inc.	51,431	1,360,864
Marsh & McLennan Cos.	57,260	1,520,253
Prudential Financial, Inc.	17,129	1,023,287

		3,904,404

HEALTH CARE 11.6%
Biotechnology 2.2%
Amgen, Inc. *	58,882	2,776,875

Health Care Equipment & Supplies 3.4%
Baxter International, Inc.	34,906	2,231,890
Medtronic, Inc.	39,100	2,023,425

		4,255,315

Pharmaceuticals 6.0%
Abbott Laboratories	30,871	1,635,237
Johnson & Johnson	41,421	2,665,027
Novartis AG, ADR	40,411	2,224,221
Wyeth	23,052	1,105,574

		7,630,059

INDUSTRIALS 7.4%
Aerospace & Defense 2.1%
Lockheed Martin Corp.	18,656	1,840,601
United Technologies Corp.	14,188	875,400

		2,716,001

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Logistics 1.7%
Expeditors International of Washington, Inc.	20,220	$869,460
United Parcel Service, Inc., Class B	21,298	1,309,188

		2,178,648

Industrial Conglomerates 3.6%
General Electric Co.	169,880	4,534,097

INFORMATION TECHNOLOGY 23.4%
Communications Equipment 8.2%
Cisco Systems, Inc. *	149,367	3,474,276
QUALCOMM, Inc.	155,388	6,894,566

		10,368,842

Computers & Peripherals 1.2%
Dell, Inc. *	68,165	1,491,450

Internet Software & Services 2.3%
Bankrate, Inc. * ρ	29,369	1,147,447
Google, Inc., Class A *	3,433	1,807,200

		2,954,647

IT Services 1.2%
Automatic Data Processing, Inc.	34,465	1,444,083

Semiconductors & Semiconductor Equipment 4.0%
Altera Corp.	61,532	1,273,713
Intel Corp.	113,090	2,429,173
Texas Instruments, Inc.	49,307	1,388,485

		5,091,371

Software 6.5%
FactSet Research Systems, Inc.	25,611	1,443,436
Microsoft Corp.	97,804	2,690,588
Oracle Corp. *	194,890	4,092,690

		8,226,714

MATERIALS 1.2%
Chemicals 1.2%
Air Products & Chemicals, Inc.	15,437	1,526,102

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 2.2%
AT&T, Inc.	42,503	1,431,926
Verizon Communications, Inc.	37,655	1,332,987

		2,764,913

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES 1.2%
Electric Utilities 1.2%
Exelon Corp.	16,569	$1,490,547

Total Common Stocks (cost $112,970,912)		123,606,344

SHORT-TERM INVESTMENTS 6.1%
MUTUAL FUND SHARES 6.1%
BGI Prime Money Market Fund, Premium Shares, 2.58% q ρρ	990,401	990,401
BlackRock Liquidity TempFund, Institutional Class, 2.58% q ρρ	1,061,319	1,061,319
Evergreen Institutional Money Market Fund, Class I, 2.54% q ρρ ø	1,461,360	1,461,360
Evergreen Institutional U.S. Government Money Market Fund, Class I, 2.09% q ø	3,125,532	3,125,532
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.74% q ρρ	1,053,386	1,053,386

Total Short-Term Investments (cost $7,691,998)		7,691,998

Total Investments (cost $120,662,910) 103.7%		131,298,342
Other Assets and Liabilities (3.7%)		(4,625,787)

Net Assets 100.0%		$126,672,555

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

The following table shows the percent of total long-term investments by sector as of June 30, 2008:

Information Technology	23.9%
Financials	18.0%
Consumer Staples	13.9%
Health Care	11.9%
Energy	10.6%
Consumer Discretionary	9.5%
Industrials	7.6%
Telecommunication Services	2.2%
Materials	1.2%
Utilities	1.2%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $116,076,018) including $4,192,666 of securities loaned	$126,711,450
Investments in affiliated money market funds, at value (cost $4,586,892)	4,586,892

Total investments	131,298,342
Foreign currency, at value (cost $58,834)	58,347
Receivable for Fund shares sold	24,737
Dividends receivable	138,234
Receivable for securities lending income	28,640

Total assets	131,548,300

Liabilities
Payable for Fund shares redeemed	302,388
Payable for securities on loan	4,566,466
Advisory fee payable	2,130
Distribution Plan expenses payable	400
Due to other related parties	377
Accrued expenses and other liabilities	3,984

Total liabilities	4,875,745

Net assets	$126,672,555

Net assets represented by
Paid-in capital	$116,238,291
Undistributed net investment income	822,431
Accumulated net realized losses on investments	(1,023,112)
Net unrealized gains on investments	10,634,945

Total net assets	$126,672,555

Net assets consists of
Class 1	$68,387,552
Class 2	58,285,003

Total net assets	$126,672,555

Shares outstanding (unlimited number of shares authorized)
Class 1	4,025,686
Class 2	3,449,257

Net asset value per share
Class 1	$16.99
Class 2	$16.90

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2008 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $9,461)	$1,292,590
Income from affiliate	74,727
Securities lending	73,129

Total investment income	1,440,446

Expenses
Advisory fee	413,982
Distribution Plan expenses	76,700
Administrative services fee	68,835
Transfer agent fees	205
Trustees’ fees and expenses	503
Printing and postage expenses	16,736
Custodian and accounting fees	17,291
Professional fees	11,653
Other	496

Total expenses	606,401
Less: Expense reductions	(1,042)

Net expenses	605,359

Net investment income	835,087

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	5,052,579
Foreign currency related transactions	(19)

Net realized gains on investments	5,052,560
Net change in unrealized gains or losses on investments	(24,413,326)

Net realized and unrealized gains or losses on investments	(19,360,766)

Net decrease in net assets resulting from operations	$(18,525,679)

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2008		Year Ended
	(unaudited)		December 31, 2007

Operations
Net investment income		$835,087		$1,682,362
Net realized gains on investments		5,052,560		16,715,272
Net change in unrealized gains or losses on investments		(24,413,326)		(4,433,032)

Net increase (decrease) in net assets resulting from operations		(18,525,679)		13,964,602

Distributions to shareholders from
Net investment income
Class 1		0		(1,028,015)
Class 2		0		(576,298)
Net realized gains
Class 1		0		(7,316,048)
Class 2		0		(5,271,817)

Total distributions to shareholders		0		(14,192,178)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 1	74,562	1,352,962	87,890	1,810,166
Class 2	209,327	3,723,150	266,857	5,522,567

		5,076,112		7,332,733

Net asset value of shares issued in reinvestment of distributions
Class 1	0	0	428,076	8,344,063
Class 2	0	0	302,019	5,848,115

		0		14,192,178

Payment for shares redeemed
Class 1	(719,612)	(12,818,275)	(1,580,937)	(32,665,475)
Class 2	(199,191)	(3,536,313)	(504,924)	(10,481,481)

		(16,354,588)		(43,146,956)

Net decrease in net assets resulting from capital share transactions		(11,278,476)		(21,622,045)

Total decrease in net assets		(29,804,155)		(21,849,621)
Net assets
Beginning of period		156,476,710		178,326,331

End of period		$126,672,555		$156,476,710

Undistributed (overdistributed) net investment income		$822,431		$(12,656)

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Fundamental Large Cap Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segre-

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

gated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen Fundamental Large Cap Fund, increase. For the six months ended June 30, 2008, the advisory fee was equivalent to 0.60% of the Fund’s average daily net assets (on an annualized basis).

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective Januar y 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2008, the Fund paid brokerage commissions of $10,386 to Wachovia Securities, LLC.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLAN

EIS serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $14,967,399 and $27,855,777, respectively, for the six months ended June 30, 2008.

On January 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 established a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$131,298,342
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$131,298,342

During the six months ended June 30, 2008, the Fund loaned securities to certain brokers and earned $22,277 in affiliated income relating to securities lending activity which is included in income from affiliate on the Statement of Operations. At June 30, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $4,192,666 and $4,566,466, respectively.

On June 30, 2008, the aggregate cost of securities for federal income tax purposes was $121,082,152. The gross unrealized appreciation and depreciation on securities based on

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

tax cost was $24,376,494 and $14,160,304, respectively, with a net unrealized appreciation of $10,216,190.

As of December 31, 2007, the Fund had $5,553,036 in capital loss carryovers for federal income tax purposes with $4,633,670 expiring in 2009 and $919,366 expiring in 2010. These losses are subject to certain limitations prescribed by the Internal Revenue Code. Utilization of these capital loss carryovers was limited during the year ended December 31, 2007 in accordance with income tax regulations.

For income tax purposes, currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2007, the Fund incurred and elected to defer post-October currency losses of $491.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the six months ended June 30, 2008, the Fund had no borrowings.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

566887 rv5 08/2008

Evergreen VA Growth Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

July 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen VA Growth Fund for the six-month period ended June 30, 2008 (the “period”).

Capital markets throughout the globe came under extreme pressure during the first half of 2008. Investors confronted a variety of challenges, including deteriorating housing values in the United States, rapidly rising world oil prices and a crisis in credit markets. All these combined to raise fears that problems that began with subprime mortgages and the weakening housing market in the United States could cause a significant slowing of the U.S. economy and even spread overseas. In the United States, stock valuations fell for shares of companies of all sizes, although growth stocks tended to hold up better than value stocks. Financials stocks were particularly hard-hit, as many major institutions suffered steep losses from their exposure to the subprime mortgage market. Energy stocks performed well, boosted by rapidly rising oil and natural gas prices. Widespread credit problems, meanwhile, dragged down the prices of virtually all fixed income securities carrying credit risk, most notably corporate bonds and asset-backed securities. High yield corporates performed particularly poorly. Treasuries and other high-quality securities held up well, although rising interest rates in the closing weeks of the period eroded some of the earlier price gains. Outside the United States, stocks in both industrial and emerging market nations slumped, reflecting concerns about the potentially contagious effects of problems in the United States. In world bond markets, sovereign government securities in industrialized nations outperformed other groups, while emerging market debt and high yield corporate bonds underperformed.

Despite the heightened volatility in the equity and fixed income markets, the U.S. economy continued to defy expectations for recession. The economy’s growth during the first half of 2008 tracked at an approximately 1% annual pace, with benchmarks for corporate profits, employment and other key economic indicators clearly deteriorating. Problems in the credit markets, which first appeared in subprime mortgages, resulted in a drying up of loans for ordinary consumer and commercial activity, accentuating the weakening effects of declining home prices. Strength in exports and government

1

LETTER TO SHAREHOLDERS continued

spending, however, plus aggressive monetary and federal policies, acted as countervailing forces to sustain positive growth. The Federal Reserve Board (the “Fed”) continued to loosen monetary policy for most of the period, cutting the key fed funds rate from 4.25% to 2.00% between January 2008 and April 2008. The central bank then held rates steady at its June 2008 meeting as it became increasingly concerned about inflationary pressures arising from higher energy and commodity prices. In the closing weeks of the period, worries grew about the financial strength of Fannie Mae and Freddie Mac, the largest purchasers and insurers of mortgages in the United States. As a result of these worries, the Fed took steps to make funds available to the two institutions, while Congress worked on comprehensive legislation to assist the housing industry and provide protection for the two giant mortgage institutions.

During the period, the portfolio managers of Evergreen’s Variable Annuity Funds maintained strategies consistent with each fund’s objective. The professionals supervising the equity-oriented portfolios focused on seeking capital appreciation, while managers of the fixed income funds emphasized total returns and current income.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer (CEO), Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

Notice to Shareholders:

Dennis Ferro, President and CEO of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site for additional information regarding these announcements.

3

FUND AT A GLANCE

as of June 30, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Jeffrey S. Drummond, CFA; Linda Z. Freeman, CFA; Paul Carder, CFA;

Jeffrey Harrison, CFA; Edward Rick, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 3/3/1998

	Class 1	Class 2
Class inception date	3/3/1998	7/31/2002

6-month return	-13.62%	-13.72%

Average annual return

1-year	-14.84%	-15.00%

5-year	8.90%	8.65%

10-year	5.20%	5.04%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen VA Growth Fund Class 1 shares versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, mid cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of June 30, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period*

Actual
Class 1	$1,000.00	$863.77	$4.26
Class 2	$1,000.00	$862.84	$5.42
Hypothetical (5% return before expenses)
Class 1	$1,000.00	$1,020.29	$4.62
Class 2	$1,000.00	$1,019.05	$5.87

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.92% for Class 1 and 1.17% for Class 2), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2008
CLASS 1	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$14.02	$15.60	$14.70	$13.80	$12.12	$8.72

Income from investment operations
Net investment income (loss)	0.01	(0.05)[1]	(0.08)	(0.09)[1]	(0.09)	(0.08)[1]
Net realized and unrealized gains or losses on investments	(1.92)	1.63	1.70	0.99	1.77	3.48

Total from investment operations	(1.91)	1.58	1.62	0.90	1.68	3.40

Distributions to shareholders from
Net realized gains	0	(3.15)	(0.72)	0	0	0
Tax basis return of capital	0	(0.01)	0	0	0	0

Total distributions to shareholders	0	(3.16)	(0.72)	0	0	0

Net asset value, end of period	$12.11	$14.02	$15.60	$14.70	$13.80	$12.12

Total return[2]	(13.62)%	11.05%	11.04%	6.52%	13.86%	38.99%

Ratios and supplemental data
Net assets, end of period (thousands)	$52,283	$71,001	$75,079	$79,250	$24,221	$19,855
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.92%[3]	0.90%	0.88%	0.92%	0.96%	1.00%
Expenses excluding waivers/reimbursements and expense reductions	0.92%[3]	0.90%	0.88%	0.92%	0.96%	1.08%
Net investment income (loss)	0.18%[3]	(0.32)%	(0.50)%	(0.64)%	(0.74)%	(0.75)%
Portfolio turnover rate	49%	112%	101%	142%	81%	118%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2008
CLASS 2	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$13.78	$15.41	$14.58	$13.72	$12.08	$8.71

Income from investment operations
Net investment income (loss)	(0.01)	(0.09)[1]	(0.12)	(0.12)[1]	(0.10)	(0.11)[1]
Net realized and unrealized gains or losses on investments	(1.88)	1.62	1.67	0.98	1.74	3.48

Total from investment operations	(1.89)	1.53	1.55	0.86	1.64	3.37

Distributions to shareholders from
Net realized gains	0	(3.15)	(0.72)	0	0	0
Tax basis return of capital	0	(0.01)	0	0	0	0

Total distributions to shareholders	0	(3.16)	(0.72)	0	0	0

Net asset value, end of period	$11.89	$13.78	$15.41	$14.58	$13.72	$12.08

Total return[2]	(13.72)%	10.84%	10.63%	6.27%	13.58%	38.69%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,132	$14,352	$14,636	$13,181	$4,960	$2,570
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.17%[3]	1.15%	1.13%	1.17%	1.21%	1.26%
Expenses excluding waivers/reimbursements and expense reductions	1.17%[3]	1.15%	1.13%	1.17%	1.21%	1.34%
Net investment income (loss)	(0.06)%[3]	(0.57)%	(0.75)%	(0.90)%	(0.99)%	(1.03)%
Portfolio turnover rate	49%	112%	101%	142%	81%	118%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS 94.9%
CONSUMER DISCRETIONARY 9.9%
Diversified Consumer Services 1.4%
Strayer Education, Inc.	4,300	$899,001

Hotels, Restaurants & Leisure 3.1%
California Pizza Kitchen, Inc. *	36,750	411,232
Chipotle Mexican Grill, Inc., Class A *	2,900	239,598
Gaylord Entertainment Co. *	14,000	335,440
Great Wolf Resorts, Inc. *	63,100	275,747
Life Time Fitness, Inc. * ρ	13,103	387,194
Pinnacle Entertainment, Inc. * ρ	32,600	341,974

		1,991,185

Internet & Catalog Retail 0.9%
Blue Nile, Inc. * ρ	14,000	595,280

Leisure Equipment & Products 0.5%
Callaway Golf Co.	28,100	332,423

Media 1.8%
Marvel Entertainment, Inc. *	18,900	607,446
National CineMedia, Inc.	51,600	550,056

		1,157,502

Specialty Retail 1.5%
Conn’s, Inc. *	34,200	549,594
J. Crew Group, Inc. *	11,300	373,013

		922,607

Textiles, Apparel & Luxury Goods 0.7%
Iconix Brand Group, Inc. * ρ	38,500	465,080

CONSUMER STAPLES 1.6%
Food & Staples Retailing 0.7%
Longs Drug Stores Corp.	11,100	467,421

Personal Products 0.9%
Bare Escentuals, Inc. * ρ	31,100	582,503

ENERGY 11.4%
Energy Equipment & Services 7.8%
Core Laboratories NV *	7,193	1,023,924
Dril-Quip, Inc. *	7,900	497,700
ION Geophysical Corp. *	32,000	558,400
Matrix Service Co. *	32,200	742,532
Natco Group, Inc., Class A *	16,600	905,198
Oceaneering International, Inc. *	16,724	1,288,584

		5,016,338

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 3.6%
Petrohawk Energy Corp. *	24,400	$1,129,964
PetroQuest Energy, Inc. *	23,800	640,220
World Fuel Services Corp.	26,000	570,440

		2,340,624

FINANCIALS 5.5%
Capital Markets 2.8%
Greenhill & Co. ρ	9,037	486,733
KBW, Inc. * ρ	22,300	458,934
Stifel Financial Corp. * ρ	24,800	852,872

		1,798,539

Commercial Banks 1.1%
PrivateBancorp, Inc.	22,200	674,436

Diversified Financial Services 0.3%
MarketAxess Holdings, Inc. *	25,900	195,804

Insurance 0.8%
HCC Insurance Holdings, Inc.	24,400	515,816

Real Estate Investment Trusts 0.5%
Redwood Trust, Inc. ρ	14,900	339,571

HEALTH CARE 21.3%
Biotechnology 2.8%
BioMarin Pharmaceutical, Inc. *	19,400	562,212
Cepheid *	22,400	629,888
United Therapeutics Corp. *	6,500	635,375

		1,827,475

Health Care Equipment & Supplies 7.0%
ArthroCare Corp. *	9,000	367,290
Conceptus, Inc. *	24,300	449,307
Hansen Medical, Inc. * ρ	27,200	454,784
Insulet Corp. *	15,100	237,523
Masimo Corp. *	13,058	448,543
Meridian Bioscience, Inc.	28,400	764,528
NuVasive, Inc. *	14,400	643,104
RTI Biologics, Inc. *	40,100	350,875
Zoll Medical Corp. *	23,600	794,612

		4,510,566

Health Care Providers & Services 5.0%
Inventiv Health, Inc. *	21,900	608,601
Pediatrix Medical Group, Inc. *	12,516	616,163
Psychiatric Solutions, Inc. *	24,022	908,992

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Sun Healthcare Group, Inc. *	40,000	$535,600
VCA Antech, Inc. *	19,345	537,404

		3,206,760

Life Sciences Tools & Services 6.5%
Icon plc *	15,900	1,200,768
Illumina, Inc. *	13,900	1,210,829
PAREXEL International Corp. *	38,600	1,015,566
Sequenom, Inc. *	47,400	756,504

		4,183,667

INDUSTRIALS 14.2%
Aerospace & Defense 2.5%
ARGON ST, Inc. *	35,668	884,566
Hexcel Corp. * ρ	39,000	752,700

		1,637,266

Air Freight & Logistics 1.0%
Forward Air Corp.	17,800	615,880

Commercial Services & Supplies 4.8%
Clean Harbors, Inc. *	7,300	518,738
Heidrick & Struggles International, Inc.	5,200	143,728
Interface, Inc., Class A	25,500	319,515
Kforce, Inc. *	16,800	142,632
Mine Safety Appliances Co.	12,000	479,880
Steiner Leisure, Ltd. *	13,700	388,395
Team, Inc.	13,000	446,160
Waste Connections, Inc. *	20,600	657,758

		3,096,806

Construction & Engineering 2.5%
Pike Electric Corp. *	17,200	285,692
Quanta Services, Inc. *	39,500	1,314,165

		1,599,857

Electrical Equipment 2.1%
General Cable Corp. *	10,800	657,180
Polypore International, Inc. *	26,300	666,179

		1,323,359

Machinery 0.8%
RBC Bearings, Inc. *	14,800	493,136

Road & Rail 0.5%
Heartland Express, Inc.	22,900	341,439

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 27.0%
Communications Equipment 2.1%
Adtran, Inc.	31,000	$739,040
F5 Networks, Inc. *	22,200	630,924

		1,369,964

Computers & Peripherals 0.5%
Stratasys, Inc. *	17,746	327,591

Electronic Equipment & Instruments 1.9%
Benchmark Electronics, Inc. *	23,322	381,081
DTS, Inc. *	9,000	281,880
Mellanox Technologies, Ltd. *	43,200	584,928

		1,247,889

Internet Software & Services 8.8%
Bankrate, Inc. * ρ	11,400	445,398
ComScore, Inc. *	26,000	567,320
Constant Contact, Inc. * ρ	29,300	552,305
Equinix, Inc. *	9,578	854,549
LivePerson, Inc. *	88,500	248,685
NIC, Inc.	109,311	746,594
SonicWALL, Inc. *	48,400	312,180
SupportSoft, Inc. *	114,400	371,800
Switch & Data Facilities Co., Inc. *	43,700	742,463
Vocus, Inc. *	25,150	809,076

		5,650,370

IT Services 0.6%
TNS, Inc.	17,200	412,112

Semiconductors & Semiconductor Equipment 7.2%
Advanced Energy Industries, Inc. *	35,700	489,090
ATMI, Inc. *	42,261	1,179,927
Cavium Networks, Inc. *	13,300	279,300
FormFactor, Inc. *	18,500	340,955
NetLogic Microsystems, Inc. * ρ	33,300	1,105,560
Power Integrations, Inc. *	25,800	815,538
Tessera Technologies, Inc. *	25,200	412,524

		4,622,894

Software 5.9%
Blackboard, Inc. *	29,500	1,127,785
Concur Technologies, Inc. *	30,264	1,005,673
Micros Systems, Inc. *	20,900	637,241
Ultimate Software Group, Inc. * ρ	28,400	1,011,892

		3,782,591

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS 1.6%
Chemicals 0.8%
Cytec Industries, Inc.	9,300	$507,408

Metals & Mining 0.8%
Compass Minerals International, Inc.	6,526	525,735

TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 2.4%
Paetec Holding Corp. *	111,500	708,025
tw telecom, inc., Class A *	51,300	822,339

		1,530,364

Total Common Stocks (cost $56,880,638)		61,107,259

EXCHANGE TRADED FUND 0.9%
iShares Russell 2000 Growth Index Fund (cost $582,452)	7,566	582,452

SHORT-TERM INVESTMENTS 15.6%
MUTUAL FUND SHARES 15.6%
BGI Prime Money Market Fund, Premium Shares, 2.58% q ρρ	1,832,346	1,832,346
BlackRock Liquidity TempFund, Institutional Class, 2.58% q ρρ	1,963,672	1,963,672
Evergreen Institutional Money Market Fund, Class I, 2.54% q ρρ ø	4,296,582	4,296,582
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.74% q ρρ	1,948,876	1,948,876

Total Short-Term Investments (cost $10,041,476)		10,041,476

Total Investments (cost $67,504,566) 111.4%		71,731,187
Other Assets and Liabilities (11.4%)		(7,316,177)

Net Assets 100.0%		$64,415,010

*	Non-income producing security
ρ	All or a portion of this security is on loan.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by sector as of June 30, 2008:

Information Technology	28.2%
Health Care	22.3%
Industrials	14.8%
Energy	11.9%
Consumer Discretionary	10.3%
Financials	5.7%
Telecommunication Services	2.5%
Consumer Staples	1.7%
Materials	1.7%
Other	0.9%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $63,207,984) including $7,592,285 of securities loaned	$67,434,605
Investments in affiliated money market fund, at value (cost $4,296,582)	4,296,582

Total investments	71,731,187
Receivable for securities sold	2,465,401
Receivable for Fund shares sold	1,619
Dividends receivable	26,754
Receivable for securities lending income	38,125

Total assets	74,263,086

Liabilities
Payable for securities purchased	1,271,978
Payable for Fund shares redeemed	119,382
Payable for securities on loan	8,448,442
Advisory fee payable	1,252
Distribution Plan expenses payable	84
Due to other related parties	206
Accrued expenses and other liabilities	6,732

Total liabilities	9,848,076

Net assets	$64,415,010

Net assets represented by
Paid-in capital	$63,646,780
Undistributed net investment income	43,061
Accumulated net realized losses on investments	(3,501,452)
Net unrealized gains on investments	4,226,621

Total net assets	$64,415,010

Net assets consists of
Class 1	$52,283,394
Class 2	12,131,616

Total net assets	$64,415,010

Shares outstanding (unlimited number of shares authorized)
Class 1	4,316,584
Class 2	1,020,458

Net asset value per share
Class 1	$12.11
Class 2	$11.89

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2008 (unaudited)

Investment income
Securities lending	$197,177
Dividends	135,189
Income from affiliate	36,415

Total investment income	368,781

Expenses
Advisory fee	236,169
Distribution Plan expenses	15,691
Administrative services fee	33,737
Transfer agent fees	112
Trustees’ fees and expenses	1,633
Printing and postage expenses	12,092
Custodian and accounting fees	11,185
Professional fees	13,064
Other	993

Total expenses	324,676
Less: Expense reductions	(966)

Net expenses	323,710

Net investment income	45,071

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(2,980,142)
Net change in unrealized gains or losses on investments	(8,578,643)

Net realized and unrealized gains or losses on investments	(11,558,785)

Net decrease in net assets resulting from operations	$(11,513,714)

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended		`
	June 30, 2008		Year Ended
	(unaudited)		December 31, 2007

Operations
Net investment income (loss)		$45,071		$(326,782)
Net realized gains or losses on investments		(2,980,142)		10,605,465
Net change in unrealized gains or losses on investments		(8,578,643)		(898,097)

Net increase (decrease) in net assets resulting from operations		(11,513,714)		9,380,586

Distributions to shareholders from
Net realized gains
Class 1		0		(14,231,694)
Class 2		0		(2,871,175)
Tax basis return of capital
Class 1		0		(57,455)
Class 2		0		(11,422)

Total distributions to shareholders		0		(17,171,746)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 1	355,613	4,484,549	653,308	10,418,235
Class 2	31,930	382,617	8,836	134,118

		4,867,166		10,552,353

Net asset value of shares issued in reinvestment of distributions
Class 1	0	0	1,013,752	14,289,149
Class 2	0	0	207,865	2,882,597

		0		17,171,746

Payment for shares redeemed
Class 1	(1,102,074)	(13,644,686)	(1,418,103)	(22,326,601)
Class 2	(52,887)	(646,484)	(124,846)	(1,969,347)

		(14,291,170)		(24,295,948)

Net increase (decrease) in net assets resulting from capital share transactions		(9,424,004)		3,428,151

Total decrease in net assets		(20,937,718)		(4,363,009)
Net assets
Beginning of period		85,352,728		89,715,737

End of period		$64,415,010		$85,352,728

Undistributed net investment income (loss)		$43,061		$(2,010)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Growth Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen Growth

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Fund, increase. For the six months ended June 30, 2008, the advisory fee was equivalent to 0.70% of the Fund’s average daily net assets (on an annualized basis).

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2008, the Fund paid brokerage commissions of $730 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $32,993,607 and $42,467,771, respectively, for the six months ended June 30, 2008.

On January 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hier-

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

archy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$71,731,187
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$71,731,187

During the six months ended June 30, 2008, the Fund loaned securities to certain brokers and earned $50 in affiliated income relating to securities lending activity which is included in income from affiliate on the Statement of Operations. At June 30, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $7,592,285 and $8,448,442, respectively.

On June 30, 2008, the aggregate cost of securities for federal income tax purposes was $67,930,374. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,260,485 and $7,459,672, respectively, with a net unrealized appreciation of $3,800,813.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2007, the Fund incurred and elected to defer post-October losses of $361,010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2008, the Fund did not participate in the interfund lending program.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.09%. During the six months ended June 30, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for finan cial statements issued for fiscal years and interim periods beginning after November 15, 2008.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

566900 rv5 08/2008

Evergreen VA High Income Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
24	STATEMENT OF ASSETS AND LIABILITIES
25	STATEMENT OF OPERATIONS
26	STATEMENTS OF CHANGES IN NET ASSETS
27	NOTES TO FINANCIAL STATEMENTS
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

July 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen VA High Income Fund for the six-month period ended June 30, 2008 (the “period”).

Capital markets throughout the globe came under extreme pressure during the first half of 2008. Investors confronted a variety of challenges, including deteriorating housing values in the United States, rapidly rising world oil prices and a crisis in credit markets. All these combined to raise fears that problems that began with subprime mortgages and the weakening housing market in the United States could cause a significant slowing of the U.S. economy and even spread overseas. In the United States, stock valuations fell for shares of companies of all sizes, although growth stocks tended to hold up better than value stocks. Financials stocks were particularly hard-hit, as many major institutions suffered steep losses from their exposure to the subprime mortgage market. Energy stocks performed well, boosted by rapidly rising oil and natural gas prices. Widespread credit problems, meanwhile, dragged down the prices of virtually all fixed income securities carrying credit risk, most notably corporate bonds and asset-backed securities. High yield corporates performed particularly poorly. Treasuries and other high-quality securities held up well, although rising interest rates in the closing weeks of the period eroded some of the earlier price gains. Outside the United States, stocks in both industrial and emerging market nations slumped, reflecting concerns about the potentially contagious effects of problems in the United States. In world bond markets, sovereign government securities in industrialized nations outperformed other groups, while emerging market debt and high yield corporate bonds underperformed.

Despite the heightened volatility in the equity and fixed income markets, the U.S. economy continued to defy expectations for recession. The economy’s growth during the first half of 2008 tracked at an approximately 1% annual pace, with benchmarks for corporate profits, employment and other key economic indicators clearly deteriorating. Problems in the credit markets, which first appeared in subprime mortgages, resulted in a drying up of loans for ordinary consumer and commercial activity, accentuating the weakening effects of declining home prices. Strength in exports and government

LETTER TO SHAREHOLDERS continued

spending, however, plus aggressive monetary and federal policies, acted as countervailing forces to sustain positive growth. The Federal Reserve Board (the “Fed”) continued to loosen monetary policy for most of the period, cutting the key fed funds rate from 4.25% to 2.00% between January 2008 and April 2008. The central bank then held rates steady at its June 2008 meeting as it became increasingly concerned about inflationary pressures arising from higher energy and commodity prices. In the closing weeks of the period, worries grew about the financial strength of Fannie Mae and Freddie Mac, the largest purchasers and insurers of mortgages in the United States. As a result of these worries, the Fed took steps to make funds available to the two institutions, while Congress worked on comprehensive legislation to assist the housing industry and provide protection for the two giant mortgage institutions.

During the period, the portfolio managers of Evergreen’s Variable Annuity Funds maintained strategies consistent with each fund’s objective. The professionals supervising the equity-oriented portfolios focused on seeking capital appreciation, while managers of the fixed income funds emphasized total returns and current income.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

LETTER TO SHAREHOLDERS continued

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer (CEO), Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

Notice to Shareholders:

Dennis Ferro, President and CEO of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site for additional information regarding these announcements.

FUND AT A GLANCE

as of June 30, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Tattersall Advisory Group, Inc.

Portfolio Manager:

Andrew Cestone

PERFORMANCE AND RETURNS

Portfolio inception date: 6/30/1999

	Class 1	Class 2
Class inception date	6/30/1999	7/31/2002

6-month return	-1.11%	-1.22%

Average annual return

1-year	-1.37%	-1.68%

5-year	5.57%	5.32%

Since portfolio inception	6.79%	6.61%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen VA High Income Fund Class 1 shares versus a similar investment in the Merrill Lynch High Yield Master Index† (MLHYMI) and the Consumer Price Index (CPI).

The MLHYMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Loans are subject to risks similar to those associated with other below investment grade bond investments, such as credit risk (e.g. risk of issuer default), below investment grade bond risk (e.g. risk of greater volatility in value) and risk that the loan may become illiquid or difficult to price.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

† Copyright 2008. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of June 30, 2008, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	1/1/2008	6/30/2008	During Period*

Actual
Class 1	$1,000.00	$ 988.87	$4.40
Class 2	$1,000.00	$ 987.82	$5.58
Hypothetical
(5% return before expenses)
Class 1	$1,000.00	$1,020.44	$4.47
Class 2	$1,000.00	$1,019.24	$5.67

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.89% for Class 1 and 1.13% for Class 2), multiplied by the average account value over the period, multiplied by 182 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2008	Year Ended December 31,

CLASS 1	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$9.88	$10.41	$10.27	$10.76	$10.45	$9.93

Income from investment operations
Net investment income (loss)	0.48	0.87	0.76[1]	0.80	0.72	0.83[1]
Net realized and unrealized gains or losses on investments	(0.59)	(0.58)	0.15	(0.64)	0.19	0.98

Total from investment operations	(0.11)	0.29	0.91	0.16	0.91	1.81

Distributions to shareholders from
Net investment income	0	(0.79)	(0.77)	(0.65)	(0.60)	(1.29)
Tax basis return of capital	0	(0.03)	0	0	0	0

Total distributions to shareholders	0	(0.82)	(0.77)	(0.65)	(0.60)	(1.29)

Net asset value, end of period	$9.77	$9.88	$10.41	$10.27	$10.76	$10.45

Total return[2]	(1.11)%	2.82%	8.95%	1.48%	8.69%	18.26%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,543	$9,169	$10,083	$10,598	$11,736	$11,485
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.89%[3]	0.80%	0.75%	0.78%	0.99%	0.98%
Expenses excluding waivers/reimbursements and expense reductions	0.89%[3]	0.80%	0.75%	0.78%	1.00%	0.98%
Net investment income (loss)	8.76%[3]	7.52%	7.20%	6.79%	6.60%	7.76%
Portfolio turnover rate	57%	86%	58%	67%	65%	77%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2008	Year Ended December 31,

CLASS 2	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$9.85	$10.38	$10.23	$10.73	$10.43	$9.91

Income from investment operations
Net investment income (loss)	0.40	0.80	0.73[1]	0.74	0.68[1]	0.80[1]
Net realized and unrealized gains or losses on investments	(0.52)	(0.54)	0.16	(0.62)	0.19	0.99

Total from investment operations	(0.12)	0.26	0.89	0.12	0.87	1.79

Distributions to shareholders from
Net investment income	0	(0.76)	(0.74)	(0.62)	(0.57)	(1.27)
Tax basis return of capital	0	(0.03)	0	0	0	0

Total distributions to shareholders	0	(0.79)	(0.74)	(0.62)	(0.57)	(1.27)

Net asset value, end of period	$9.73	$9.85	$10.38	$10.23	$10.73	$10.43

Total return[2]	(1.22)%	2.52%	8.66%	1.15%	8.39%	18.11%

Ratios and supplemental data
Net assets, end of period (thousands)	$25,578	$28,138	$29,510	$26,770	$16,698	$7,804
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.13%[3]	1.05%	1.00%	1.03%	1.24%	1.25%
Expenses excluding waivers/reimbursements and expense reductions	1.13%[3]	1.05%	1.00%	1.03%	1.25%	1.25%
Net investment income (loss)	8.51%[3]	7.28%	6.95%	6.55%	6.31%	7.39%
Portfolio turnover rate	57%	86%	58%	67%	65%	77%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

June 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS 77.6%
CONSUMER DISCRETIONARY 16.6%
Auto Components 1.3%
Cooper Standard Automotive, Inc., 8.375%, 12/15/2014	$30,000	$22,200
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	170,000	136,850
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015	80,000	80,200
Metaldyne Corp.:
10.00%, 11/01/2013	345,000	181,125
11.00%, 06/15/2012	90,000	24,750

		445,125

Automobiles 1.4%
Ford Motor Co., 7.70%, 05/15/2097	355,000	181,050
General Motors Corp.:
6.75%, 12/01/2014	20,000	13,224
7.20%, 01/15/2011 ρ	285,000	220,162
8.25%, 07/15/2023	105,000	61,688
8.375%, 07/15/2033 ρ	5,000	2,988

		479,112

Diversified Consumer Services 0.2%
Service Corporation International, 6.75%, 04/01/2015	5,000	4,788
Sotheby’s, 7.75%, 06/15/2015	80,000	79,116

		83,904

Hotels, Restaurants & Leisure 4.5%
Boyd Gaming Corp., 7.75%, 12/15/2012	45,000	39,038
Caesars Entertainment, Inc.:
7.875%, 03/15/2010 ρ	100,000	91,500
8.125%, 05/15/2011	40,000	32,200
Fontainebleau Las Vegas Holdings, LLC, 10.25%, 06/15/2015 144A	334,000	218,770
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	135,000	116,775
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	430,000	305,300
Pinnacle Entertainment, Inc., 8.75%, 10/01/2013	10,000	10,050
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	121,000	130,377
Seneca Gaming Corp., 7.25%, 05/01/2012	40,000	37,700
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	170,000	138,975
Six Flags, Inc.:
8.875%, 02/01/2010 ρ	30,000	25,275
9.625%, 06/01/2014	43,000	24,080
12.25%, 07/15/2016	12,000	11,130
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015	439,000	275,472
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	90,000	92,700

		1,549,342

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables 2.6%
Centex Corp.:
4.875%, 08/15/2008	$85,000	$85,106
5.80%, 09/15/2009	35,000	33,425
D.R. Horton, Inc.:
4.875%, 01/15/2010	40,000	37,400
5.00%, 01/15/2009	90,000	88,763
8.00%, 02/01/2009	50,000	50,125
9.75%, 09/15/2010	65,000	66,869
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010 ρ	95,000	84,075
6.50%, 01/15/2014	22,000	14,410
11.50%, 05/01/2013 144A	10,000	10,425
KB Home, 8.625%, 12/15/2008	35,000	35,350
Lennar Corp.:
5.125%, 10/01/2010	130,000	113,750
7.625%, 03/01/2009	40,000	39,000
Libbey, Inc., FRN, 9.93%, 06/01/2011	130,000	134,550
Meritage Homes Corp., 7.00%, 05/01/2014	75,000	61,125
Pulte Homes, Inc., 8.125%, 03/01/2011	25,000	24,750

		879,123

Media 3.8%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	65,000	61,750
Charter Communications, Inc.:
8.00%, 04/30/2012 144A	15,000	14,250
10.875%, 09/15/2014 144A	225,000	232,312
CSC Holdings, Inc., 7.625%, 04/01/2011	110,000	108,350
DIRECTV Holdings, LLC, 7.625%, 05/15/2016 144A	5,000	4,950
Idearc, Inc., 8.00%, 11/15/2016	260,000	164,775
Ion Media Networks, Inc., FRN, 8.96%, 01/15/2013 144A ρ	180,000	116,550
Lamar Media Corp.:
6.625%, 08/15/2015	5,000	4,575
7.25%, 01/01/2013	10,000	9,662
Mediacom, LLC, 7.875%, 02/15/2011	30,000	27,825
R.H. Donnelley Corp.:
11.75%, 05/15/2015	148,000	134,680
Ser. A-4, 8.875%, 10/15/2017 144A	7,000	4,200
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012 ρ	30,000	30,300
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	115,000	93,725
Time Warner Cable, Inc.:
6.75%, 07/01/2018	15,000	15,127
7.30%, 07/01/2038	15,000	14,953
XM Satellite Radio Holdings, Inc., 9.75%, 05/01/2014	115,000	110,400

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Young Broadcasting, Inc.:
8.75%, 01/15/2014	$165,000	$89,925
10.00%, 03/01/2011	75,000	42,375

		1,280,684

Multi-line Retail 0.3%
Macy’s, Inc., 7.875%, 07/15/2015	35,000	35,303
Neiman Marcus Group, Inc., 9.00%, 10/15/2015 ρ	50,000	49,625

		84,928

Specialty Retail 1.4%
American Achievement Corp., 8.25%, 04/01/2012	180,000	177,300
Best Buy Co., Inc., 6.75%, 07/15/2013	25,000	25,354
Home Depot, Inc., 5.875%, 12/16/2036	45,000	36,875
Michaels Stores, Inc., 10.00%, 11/01/2014 ρ	60,000	52,275
Payless ShoeSource, Inc., 8.25%, 08/01/2013	200,000	176,000

		467,804

Textiles, Apparel & Luxury Goods 1.1%
AAC Group Holdings Corp., Sr. Disc. Note, Step Bond, 0.00%, 10/01/2012 †	30,000	28,800
Oxford Industries, Inc., 8.875%, 06/01/2011	322,000	312,340
Unifi, Inc., 11.50%, 05/15/2014	45,000	38,250

		379,390

CONSUMER STAPLES 1.7%
Beverages 0.0%
Constellation Brands, Inc., 8.375%, 12/15/2014	5,000	5,088

Food & Staples Retailing 0.5%
Ingles Markets, Inc., 8.875%, 12/01/2011	60,000	61,050
Rite Aid Corp.:
8.125%, 05/01/2010	65,000	65,975
10.375%, 07/15/2016	40,000	36,235

		163,260

Food Products 0.7%
Dean Foods Co., 6.625%, 05/15/2009	15,000	14,850
Del Monte Foods Co.:
6.75%, 02/15/2015 ρ	50,000	47,875
8.625%, 12/15/2012	85,000	86,700
Pilgrim’s Pride Corp.:
7.625%, 05/01/2015	70,000	57,925
8.375%, 05/01/2017	15,000	11,100
Smithfield Foods, Inc., 7.75%, 07/01/2017 ρ	15,000	12,525

		230,975

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Household Products 0.0%
Church & Dwight Co., 6.00%, 12/15/2012	$15,000	$14,475

Personal Products 0.5%
Central Garden & Pet Co., 9.125%, 02/01/2013	185,000	161,875

ENERGY 9.8%
Energy Equipment & Services 2.1%
Bristow Group, Inc., 7.50%, 09/15/2017	75,000	75,563
GulfMark Offshore, Inc., 7.75%, 07/15/2014	75,000	75,937
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	240,000	231,600
Parker Drilling Co., 9.625%, 10/01/2013	130,000	137,150
PHI, Inc., 7.125%, 04/15/2013	190,000	183,350

		703,600

Oil, Gas & Consumable Fuels 7.7%
Chesapeake Energy Corp.:
6.875%, 01/15/2016	300,000	291,000
7.25%, 12/15/2018	20,000	19,550
Delta Petroleum Corp., 7.00%, 04/01/2015	115,000	98,900
El Paso Corp.:
7.00%, 06/15/2017	60,000	59,021
7.25%, 06/01/2018	5,000	4,950
7.75%, 01/15/2032	5,000	5,034
Encore Acquisition Co.:
6.00%, 07/15/2015	120,000	113,400
6.25%, 04/15/2014	5,000	4,800
Energy Partners, Ltd., 9.75%, 04/15/2014 ρ	40,000	37,700
Exco Resources, Inc., 7.25%, 01/15/2011	155,000	153,062
Forbes Energy Services, LLC, 11.00%, 02/15/2015 144A	215,000	218,225
Forest Oil Corp., 7.25%, 06/15/2019 144A	95,000	91,675
Frontier Oil Corp., 6.625%, 10/01/2011	50,000	49,500
Mariner Energy, Inc., 8.00%, 05/15/2017	11,000	10,698
Newfield Exploration Co.:
6.625%, 04/15/2016	80,000	73,800
7.125%, 05/15/2018	40,000	38,100
Peabody Energy Corp.:
5.875%, 04/15/2016	240,000	225,600
7.875%, 11/01/2026	35,000	35,350
Petrohawk Energy Corp., 7.875%, 06/01/2015 144A	180,000	176,625
Plains Exploration & Production Co.:
7.625%, 06/01/2018	85,000	85,425
7.75%, 06/15/2015	60,000	60,750
Quicksilver Resources, Inc., 7.75%, 08/01/2015	55,000	54,725

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Sabine Pass LNG, LP:
7.25%, 11/30/2013 ρ	$265,000	$242,475
7.50%, 11/30/2016	5,000	4,525
SandRidge Energy, Inc., 8.00%, 06/01/2018 144A	20,000	20,200
Southwestern Energy Co., 7.50%, 02/01/2018 144A	40,000	41,356
Stallion Oilfield Services, Ltd., 9.75%, 02/01/2015	40,000	34,200
Tesoro Corp.:
6.50%, 06/01/2017	150,000	135,375
6.625%, 11/01/2015	15,000	13,913
Williams Cos., 8.125%, 03/15/2012	230,000	242,650

		2,642,584

FINANCIALS 12.4%
Capital Markets 0.4%
E*TRADE Financial Corp.:
7.375%, 09/15/2013	10,000	8,650
8.00%, 06/15/2011	10,000	9,250
12.50%, 11/30/2017 144A	65,000	70,119
Lehman Brothers Holdings, Inc., 6.875%, 05/02/2018	40,000	38,792

		126,811

Consumer Finance 6.8%
CCH II Capital Corp., 10.25%, 09/15/2010	305,000	296,613
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	560,000	477,939
5.80%, 01/12/2009	100,000	95,497
7.375%, 10/28/2009	100,000	91,105
9.75%, 09/15/2010	180,000	157,012
General Motors Acceptance Corp., LLC:
6.875%, 08/28/2012	725,000	496,869
7.75%, 01/19/2010	50,000	42,771
8.00%, 11/01/2031	265,000	172,744
FRN:
3.93%, 05/15/2009	225,000	211,613
3.95%, 09/23/2008	120,000	118,184
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	40,000	33,000
Sprint Capital Corp., 6.875%, 11/15/2028	170,000	141,878

		2,335,225

Diversified Financial Services 1.5%
Citigroup, Inc., FRN, 8.40%, 04/29/2049	85,000	80,908
JPMorgan Chase & Co., FRN, 7.90%, 12/31/2049	85,000	79,937
Lender Processing Services, Inc., 8.125%, 07/01/2016	60,000	60,375

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services continued
Leucadia National Corp.:
7.125%, 03/15/2017	$50,000	$48,000
8.125%, 09/15/2015	260,000	262,600

		531,820

Real Estate Investment Trusts 1.9%
Host Marriott Corp.:
7.125%, 11/01/2013	150,000	140,250
Ser. Q, 6.75%, 06/01/2016	180,000	160,650
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	295,000	282,462
Ventas, Inc., 7.125%, 06/01/2015	60,000	58,875

		642,237

Thrifts & Mortgage Finance 1.8%
Residential Capital, LLC:
8.50%, 05/15/2010	125,000	105,625
9.625%, 05/15/2015	372,000	182,280
Step Bond:
8.125%, 11/21/2008 †† ρ	130,000	114,400
8.375%, 06/30/2010 ††	490,000	208,250

		610,555

HEALTH CARE 3.2%
Health Care Equipment & Supplies 0.1%
Symbion, Inc., 11.00%, 08/23/2015	25,000	19,000

Health Care Providers & Services 3.1%
HCA, Inc.:
6.375%, 01/15/2015	5,000	4,175
8.75%, 09/01/2010	95,000	96,663
9.25%, 11/15/2016	495,000	511,087
Humana, Inc., 7.20%, 06/15/2018	95,000	94,292
Omnicare, Inc.:
6.125%, 06/01/2013	230,000	213,900
6.875%, 12/15/2015	150,000	139,500

		1,059,617

INDUSTRIALS 8.0%
Aerospace & Defense 4.3%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	60,000	58,500
DAE Aviation Holdings, 11.25%, 08/01/2015 144A	25,000	24,937
DRS Technologies, Inc.:
6.625%, 02/01/2016	85,000	86,700
7.625%, 02/01/2018	20,000	21,250
Hexcel Corp., 6.75%, 02/01/2015	5,000	4,888

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Aerospace & Defense continued
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	$885,000	$820,837
6.375%, 10/15/2015	240,000	225,600
Sequa Corp.:
11.75%, 12/01/2015	5,000	4,475
13.50%, 12/01/2015	50,000	46,250
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011	195,000	182,325

		1,475,762

Building Products 0.1%
Ply Gem Industries, Inc., 11.75%, 06/15/2013	35,000	32,288

Commercial Services & Supplies 1.7%
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	160,000	152,800
9.25%, 05/01/2021	140,000	151,900
Geo Group, Inc., 8.25%, 07/15/2013	10,000	10,250
Mobile Mini, Inc., 6.875%, 05/01/2015	85,000	73,525
Toll Corp.:
8.25%, 02/01/2011	180,000	174,600
8.25%, 12/01/2011	30,000	29,175

		592,250

Construction & Engineering 0.1%
Biomet, Inc., 11.625%, 10/15/2017 144A	40,000	42,600

Machinery 1.0%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	385,000	335,912

Road & Rail 0.6%
Avis Budget Car Rental, LLC, 7.75%, 05/15/2016	35,000	27,038
Hertz Global Holdings, Inc.:
8.875%, 01/01/2014	60,000	55,200
10.50%, 01/01/2016 ρ	5,000	4,575
Kansas City Southern:
7.50%, 06/15/2009	75,000	76,125
8.00%, 06/01/2015	25,000	25,375

		188,313

Trading Companies & Distributors 0.2%
Neff Corp., 10.00%, 06/01/2015	15,000	5,775
United Rentals, Inc., 6.50%, 02/15/2012	65,000	58,825

		64,600

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY 3.2%
Communications Equipment 0.1%
EchoStar Corp., 7.75%, 05/31/2015 144A ρ	$50,000	$48,875

Electronic Equipment & Instruments 1.7%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	185,000	178,525
Jabil Circuit, Inc.:
5.875%, 07/15/2010	35,000	34,344
8.25%, 03/15/2018 144A	340,000	340,850
Sanmina-SCI Corp., 8.125%, 03/01/2016	40,000	36,200

		589,919

IT Services 1.1%
First Data Corp., 9.875%, 09/24/2015 144A ρ	85,000	74,056
ipayment, Inc., 9.75%, 05/15/2014	110,000	93,500
Iron Mountain, Inc., 8.00%, 06/15/2020	10,000	9,900
SunGard Data Systems, Inc.:
4.875%, 01/15/2014	115,000	102,781
10.25%, 08/15/2015	5,000	5,050
Unisys Corp., 6.875%, 03/15/2010	75,000	72,000

		357,287

Semiconductors & Semiconductor Equipment 0.3%
Freescale Semiconductor, Inc., 9.125%, 12/15/2014	5,000	3,913
Spansion, Inc., FRN, 5.81%, 06/01/2013 144A	120,000	88,200

		92,113

MATERIALS 10.1%
Chemicals 4.0%
Airgas, Inc., 7.125%, 10/01/2018	35,000	35,350
ARCO Chemical Co.:
9.80%, 02/01/2020	130,000	104,000
10.25%, 11/01/2010	10,000	10,150
Huntsman, LLC:
7.375%, 01/01/2015	45,000	39,600
11.625%, 10/15/2010	140,000	144,900
Koppers Holdings, Inc.:
9.875%, 10/15/2013	15,000	15,825
Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	150,000	136,500
MacDermid, Inc., 9.50%, 04/15/2017 144A	202,000	183,820
Millenium America, Inc., 7.625%, 11/15/2026	155,000	84,475
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014	55,000	47,300
10.125%, 12/01/2014	175,000	147,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Mosaic Co.:
7.30%, 01/15/2028	$85,000	$86,275
7.875%, 12/01/2016 144A	120,000	128,400
Tronox Worldwide, LLC, 9.50%, 12/01/2012 ρ	265,000	217,300

		1,380,895

Construction Materials 0.7%
CPG International, Inc.:
10.50%, 07/01/2013	240,000	201,600
FRN, 11.47%, 07/01/2012	40,000	33,200

		234,800

Containers & Packaging 2.5%
Berry Plastics Holdings Corp., 8.875%, 09/15/2014 ρ	40,000	34,800
Exopack Holding Corp., 11.25%, 02/01/2014	210,000	195,825
Graham Packaging Co.:
8.50%, 10/15/2012 ρ	140,000	133,350
9.875%, 10/15/2014	105,000	93,450
Graphic Packaging International, Inc.:
8.50%, 08/15/2011	130,000	126,425
9.50%, 08/15/2013 ρ	95,000	91,200
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	190,000	167,675

		842,725

Metals & Mining 1.0%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/2017	180,000	190,195
Indalex Holdings Corp., 11.50%, 02/01/2014	170,000	100,725
PNA Group, Inc., 10.75%, 09/01/2016	45,000	53,100
Rockies Express Pipeline, LLC, 6.85%, 07/15/2018	15,000	15,210

		359,230

Paper & Forest Products 1.9%
Georgia Pacific Corp.:
8.125%, 05/15/2011	230,000	228,275
8.875%, 05/15/2031	85,000	79,050
International Paper Co., 7.95%, 06/15/2018	175,000	174,321
Verso Paper Holdings, LLC, 11.375%, 08/01/2016	165,000	157,163

		638,809

TELECOMMUNICATION SERVICES 5.2%
Diversified Telecommunication Services 1.7%
Citizens Communications Co., 7.875%, 01/15/2027	75,000	66,000
FairPoint Communications, Inc., 13.125%, 04/01/2018 144A	60,000	59,100

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Qwest Corp.:
6.50%, 06/01/2017	$40,000	$35,900
7.50%, 06/15/2023	45,000	40,275
7.875%, 09/01/2011	190,000	190,950
8.875%, 03/15/2012	85,000	87,125
West Corp., 11.00%, 10/15/2016 ρ	125,000	106,250

		585,600

Wireless Telecommunication Services 3.5%
Centennial Communications Corp., 8.125%, 02/01/2014 ρ	230,000	228,850
Cricket Communications, Inc., 9.375%, 11/01/2014	120,000	116,100
MetroPCS Communications, Inc., 9.25%, 11/01/2014 ρ	190,000	183,825
Rural Cellular Corp., 8.25%, 03/15/2012	240,000	247,200
Sprint Nextel Corp.:
6.90%, 05/01/2019	105,000	92,305
Ser. D, 7.375%, 08/01/2015	135,000	112,122
Ser. F, 5.95%, 03/15/2014	120,000	96,410
Telesat Canada, Inc., FRN, 11.00%, 11/01/2015 144A	105,000	98,700

		1,175,512

UTILITIES 7.4%
Electric Utilities 7.3%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	230,000	240,925
Aquila, Inc., Step Bond, 14.875%, 07/01/2012 ††	412,000	481,010
CMS Energy Corp.:
6.55%, 07/17/2017 ρ	20,000	19,084
8.50%, 04/15/2011	20,000	20,979
Edison Mission Energy, 7.00%, 05/15/2017	35,000	32,900
Energy Future Holdings Corp.:
10.875%, 11/01/2017 144A	185,000	187,775
11.25%, 11/01/2017 144A	110,000	110,275
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	63,329	72,987
Mirant North America, LLC, 7.375%, 12/31/2013	310,000	308,837
NRG Energy, Inc., 7.375%, 02/01/2016	265,000	250,094
Orion Power Holdings, Inc., 12.00%, 05/01/2010	310,000	336,350
PNM Resources, Inc., 9.25%, 05/15/2015	25,000	25,937
Public Service Company of New Mexico, 7.95%, 04/01/2015	40,000	41,225
Reliant Energy, Inc.:
6.75%, 12/15/2014	330,000	338,250
7.875%, 06/15/2017 ρ	5,000	4,912
Texas Competitive Electric Holdings Co., LLC:
10.25%, 11/01/2015 144A	20,000	19,700
10.50%, 11/01/2016 144A	5,000	4,863

		2,496,103

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Independent Power Producers & Energy Traders 0.1%
AES Corp., 8.00%, 06/01/2020 144A	$45,000	$43,650
Dynegy Holdings, Inc., 7.50%, 06/01/2015	5,000	4,637

		48,287

Total Corporate Bonds (cost $28,588,029)		26,478,414

YANKEE OBLIGATIONS – CORPORATE 11.6%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Videotron, Ltd., 9.125%, 04/15/2018 144A	5,000	5,250

ENERGY 2.6%
Oil, Gas & Consumable Fuels 2.6%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	90,000	95,400
Griffin Coal Mining Co., Ltd.:
9.50%, 12/01/2016 144A	520,000	416,000
9.50%, 12/01/2016	45,000	35,981
OPTI Canada, Inc.:
7.875%, 12/15/2014	220,000	218,350
8.25%, 12/15/2014	125,000	125,000

		890,731

FINANCIALS 2.1%
Consumer Finance 0.3%
Avago Technologies Finance, Ltd., FRN, 8.18%, 06/01/2013	60,000	59,925
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A ρ	15,000	13,650
Virgin Media Finance plc, 9.125%, 08/15/2016	40,000	37,700

		111,275

Diversified Financial Services 1.8%
FMG Finance Property, Ltd., 10.625%, 09/01/2016 144A	310,000	362,700
NXP Funding, LLC, 9.50%, 10/15/2015	90,000	78,525
Ship Finance International, Ltd., 8.50%, 12/15/2013 ρ	160,000	164,000

		605,225

INDUSTRIALS 1.2%
Road & Rail 1.2%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	195,000	190,125
9.375%, 05/01/2012	220,000	229,900

		420,025

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
INFORMATION TECHNOLOGY 1.0%
Communications Equipment 1.0%
Nortel Networks Corp.:
10.125%, 07/15/2013 ρ	$300,000	$294,750
10.75%, 07/15/2016 144A	45,000	44,775

		339,525

MATERIALS 2.5%
Metals & Mining 2.2%
ArcelorMittal SA, 6.125%, 06/01/2018 144A	35,000	34,266
Evraz Group SA, 9.50%, 04/24/2018 144A	135,000	138,544
Novelis, Inc., 7.25%, 02/15/2015	455,000	432,250
Vedanta Resource plc, 9.50%, 07/18/2018	145,000	145,000

		750,060

Paper & Forest Products 0.3%
Cascades, Inc., 7.25%, 02/15/2013	30,000	26,250
Corporacion Durango SAB de CV, 10.50%, 10/05/2017 144A	155,000	82,538

		108,788

TELECOMMUNICATION SERVICES 2.1%
Wireless Telecommunication Services 2.1%
Inmarsat, plc, Sr. Disc. Note, Step Bond, 0.00%, 11/15/2012 †	70,000	71,050
Intelsat, Ltd.:
8.50%, 04/15/2013	140,000	137,200
8.875%, 01/15/2015	145,000	141,737
9.25%, 06/15/2016	85,000	86,063
11.25%, 06/15/2016	115,000	117,013
Vimpel Communications:
8.375%, 04/30/2013 144A	5,000	4,934
9.125%, 04/30/2018 144A ρ	140,000	137,944

		695,941

UTILITIES 0.1%
Electric Utilities 0.1%
InterGen NV, 9.00%, 06/30/2017 144A	15,000	15,600

Total Yankee Obligations – Corporate (cost $4,114,359)		3,942,420

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 1.1%
FLOATING-RATE 1.1%
GSAA Home Equity Trust, Ser. 2007-5, Class 1AV1, 2.58%, 03/25/2047	94,436	83,399
Lehman XS Trust, Ser. 2006-18N, Class A5A, 2.65%, 12/25/2036	240,000	173,606
MASTR Adjustable Rate Mtge. Trust, Ser. 2006-OA2, Class 4A1B, 5.00%, 12/25/2046	96,588	68,734
Washington Mutual Mtge. Pass-Through Cert., Ser. 2006-AR9, Class 2A, 4.37%, 11/25/2046	86,278	62,015

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $392,688)		387,754

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS 0.2%
CONSUMER DISCRETIONARY 0.0%
Auto Components 0.0%
Cooper Tire & Rubber Co.	1,252	$9,816

ENERGY 0.0%
Oil, Gas & Consumable Fuels 0.0%
Frontier Oil Corp.	396	9,468

INDUSTRIALS 0.0%
Airlines 0.0%
Delta Air Lines, Inc. *	1,246	7,102

INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Cisco Systems, Inc. *	434	10,095

Software 0.0%
Microsoft Corp.	345	9,491

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.0%
Qwest Communications International, Inc.	882	3,462

Wireless Telecommunication Services 0.1%
Sprint Nextel Corp.	1,044	9,918

Total Common Stocks (cost $69,987)		59,352

PREFERRED STOCKS 0.4%
FINANCIALS 0.4%
Diversified Financial Services 0.1%
Bank of America Corp., Ser. H, 8.20% ρ	980	24,314

Thrifts & Mortgage Finance 0.3%
Fannie Mae, Ser. S, 8.25%	2,835	65,063
Freddie Mac, Ser. Z, 8.375%	2,050	49,815

		114,878

Total Preferred Stocks (cost $147,180)		139,192

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.1%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Sinclair Broadcast Group, Inc., 3.00%, 05/15/2027 (cost $40,894)	$45,000	41,513

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Shares	Value

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 * ☐ + (cost $10,603)	50	$0

	Principal Amount	Value

LOANS 5.3%
CONSUMER DISCRETIONARY 1.5%
Ford Motor Co., N/A, 12/15/2013 <	$109,873	88,708
Greektown Casino, LLC, N/A, 12/03/2012 <	89,000	86,388
Idearc, Inc., FRN, 4.49%-4.80%, 11/17/2014 <	24,886	19,748
Ion Media Networks, Inc., FRN, 5.96%, 01/15/2012	215,000	178,340
Metaldyne Corp., FRN:
6.50%, 01/11/2014 <	182,588	129,884
9.07%, 01/11/2012 <	11,410	8,143

		511,211

INDUSTRIALS 1.0%
Clarke American Corp., FRN, 5.20%-5.30%, 02/28/2014	194,422	167,627
Neff Corp., FRN, 6.40%, 11/30/2014	250,000	174,615

		342,242

INFORMATION TECHNOLOGY 0.1%
Activant Solutions, Inc., N/A, 05/02/2013 <	50,001	44,109

MATERIALS 2.7%
Abitibi Consolidated Co. of Canada, FRN, 11.50%, 03/31/2009	151,768	151,235
Boise Paper Holdings, LLC, FRN, 11.00%, 02/15/2015	50,000	48,421
Lyondell Chemical Co., N/A, 12/20/2014 <	480,000	424,805
Wimar Co., FRN, 8.25%-10.75%, 01/03/2012 <	315,000	302,794

		927,255

UTILITIES 0.0%
Energy Future Holdings Corp., FRN, 5.95%-6.30%, 10/10/2014	75	71

Total Loans (cost $1,852,432)		1,824,888

	Shares	Value

SHORT-TERM INVESTMENTS 10.1%
MUTUAL FUND SHARES 10.1%
Evergreen Institutional Money Market Fund, Class I, 2.54% q ø ρρ (cost $3,441,981)	3,441,981	3,441,981

Total Investments (cost $38,658,153) 106.4%		36,315,514
Other Assets and Liabilities (6.4%)		(2,195,034)

Net Assets 100.0%		$34,120,480

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

††	The rate shown is the stated rate at the current period end.
*	Non-income producing security
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
<	All or a portion of the position represents an unfunded loan commitment. A coupon of “N/A” is indicated when the position is entirely unfunded.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

FRN	Floating Rate Note
MASTR	Mortgage Asset Securitization Transactions, Inc.

The following table shows the percent of total investments (excluding equity positions and collateral from securities on loan) by credit quality based on Moody’s and Standard & Poor’s ratings as of June 30, 2008:

AAA	2.1%
AA	0.3%
A	0.2%
BBB	7.1%
BB	35.1%
B	43.5%
CCC	11.5%
NR	0.2%

100.0%

The following table shows the percent of total investments (excluding equity positions and collateral from securities on loan) based on effective maturity as of June 30, 2008:

Less than 1 year	5.3%
1 to 3 year(s)	16.1%
3 to 5 years	15.9%
5 to 10 years	55.9%
10 to 20 years	4.0%
20 to 30 years	1.8%
Greater than 30 years	1.0%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $35,216,172) including $2,486,447 of securities loaned	$32,873,533
Investments in affiliated money market fund, at value (cost $3,441,981)	3,441,981

Total investments	36,315,514
Cash	3,195
Foreign currency, at value (cost $5,718)	5,814
Receivable for securities sold	610,795
Dividends and interest receivable	704,238
Receivable for securities lending income	1,684
Premiums paid on credit default swap transactions	10,719
Unrealized gains on forward foreign currency exchange contracts	3,080
Unrealized gains on credit default swap transactions	12,844

Total assets	37,667,883

Liabilities
Payable for securities purchased	891,838
Payable for Fund shares redeemed	68,781
Unrealized losses on credit default swap transactions	11,447
Unrealized losses on forward foreign currency exchange contracts	2,303
Premiums received on credit default swap transactions	26,271
Payable for securities on loan	2,543,217
Advisory fee payable	467
Distribution Plan expenses payable	175
Due to other related parties	254
Accrued expenses and other liabilities	2,650

Total liabilities	3,547,403

Net assets	$34,120,480

Net assets represented by
Paid-in capital	$44,382,122
Undistributed net investment income	1,502,935
Accumulated net realized losses on investments	(9,426,754)
Net unrealized losses on investments	(2,337,823)

Total net assets	$34,120,480

Net assets consists of
Class 1	$8,542,654
Class 2	25,577,826

Total net assets	$34,120,480

Shares outstanding (unlimited number of shares authorized)
Class 1	874,787
Class 2	2,629,484

Net asset value per share
Class 1	$9.77
Class 2	$9.73

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2008 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $59)	$1,648,991
Income from affiliate	23,784
Dividends	10,811

Total investment income	1,683,586

Expenses
Advisory fee	87,393
Distribution Plan expenses	32,889
Administrative services fee	17,478
Transfer agent fees	74
Trustees’ fees and expenses	1,640
Printing and postage expenses	15,334
Custodian and accounting fees	18,045
Professional fees	14,136
Other	499

Total expenses	187,488
Less: Expense reductions	(1,427)

Net expenses	186,061

Net investment income	1,497,525

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities	(750,645)
Foreign currency related transactions	(437)
Credit default swap transactions	(10,645)

Net realized losses on investments	(761,727)
Net change in unrealized gains or losses on investments	(1,211,033)

Net realized and unrealized gains or losses on investments	(1,972,760)

Net decrease in net assets resulting from operations	$(475,235)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007

Operations
Net investment income		$1,497,525		$2,840,946
Net realized losses on investments		(761,727)		(466,906)
Net change in unrealized gains or losses on investments		(1,211,033)		(1,361,711)

Net increase (decrease) in net assets resulting from operations		(475,235)		1,012,329

Distributions to shareholders from
Net investment income
Class 1		0		(687,407)
Class 2		0		(2,027,112)
Tax basis return of capital
Class 1		0		(26,912)
Class 2		0		(80,863)

Total distributions to shareholders		0		(2,822,294)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 1	60	585	22,422	239,529
Class 2	6,713	66,008	99,261	1,049,468

		66,593		1,288,997

Net asset value of shares issued in reinvestment of distributions
Class 1	0	0	72,214	714,319
Class 2	0	0	213,537	2,107,975

		0		2,822,294

Payment for shares redeemed
Class 1	(53,444)	(519,007)	(134,694)	(1,429,527)
Class 2	(233,143)	(2,259,465)	(299,058)	(3,156,719)

		(2,778,472)		(4,586,246)

Net decrease in net assets resulting from capital share transactions		(2,711,879)		(474,955)

Total decrease in net assets		(3,187,114)		(2,284,920)
Net assets
Beginning of period		37,307,594		39,592,514

End of period		$34,120,480		$37,307,594

Undistributed net investment income		$1,502,935		$5,410

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA High Income Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

f. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. The guarantor agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the guarantor defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

h. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

i. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

j. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

k. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.50% and declining to 0.45% as average daily net assets increase. For the six months ended June 30, 2008, the advisory fee was equivalent to 0.50% of the Fund’s average daily net assets (on an annualized basis).

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $19,368,141 and $19,899,383, respectively, for the six months ended June 30, 2008.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On January 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$3,676,760	$777
Level 2 – Other Significant Observable Inputs	32,638,754	1,397
Level 3 – Significant Unobservable Inputs	0	0

Total	$36,315,514	$2,174

*	Other financial instruments includes forwards and swap contracts.

As of June 30, 2008, the Fund had unfunded loan commitments of $783,040.

At June 30, 2008, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at June 30, 2008	In Exchange for U.S. $	Unrealized Gain (Loss)

07/08/2008	90,000 EUR	$141,745	$138,665	$3,080

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at June 30, 2008	In Exchange for U.S. $	Unrealized Gain (Loss)

07/08/2008	90,000 EUR	$141,745	$139,442	$(2,303)

During the six months ended June 30, 2008, the Fund loaned securities to certain brokers and earned $13,966 in affiliated income relating to securities lending activity which is included in income from affiliate on the Statement of Operations. At June 30, 2008, the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

value of securities on loan and the total value of collateral received for securities loaned amounted to $2,486,447 and $2,543,217, respectively.

At June 30, 2008, the Fund had the following credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain (Loss)

12/20/2012	JPMorgan	Markit CDX,	$275,000	3.75%	Quarterly	$(8,443)
		North America
		HY. 9 Index
9/20/2013	Lehman Brothers	Pulte Homes, Inc.,	50,000	2.86%	Quarterly	1,033
		5.25%, 6/15/2015
9/20/2013	Lehman Brothers	Motorola Inc.,	35,000	2.39%	Quarterly	(718)
		6.50%, 9/1/2025

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain (Loss)

6/20/2013	UBS	Markit CDX,	$40,000	5.00%	Quarterly	$(587)
		North America HY. 10
9/20/2013	Lehman Brothers	Centex Corp.,	50,000	3.85%	Quarterly	(1,259)
		5.25%, 6/15/2015
12/13/2049	Goldman Sachs	Markit CMBX,	15,000	1.47%	Quarterly	1,067
		North America
		AJ. 3 Index
12/13/2049	JPMorgan	Markit CMBX,	275,000	3.75%	Quarterly	10,744
		North America
		AJ. 9 Index
12/13/2049	Lehman Brothers	Markit CMBX,	20,000	1.47%	Quarterly	(183)
		North America
		AJ. 3 Index
12/13/2049	Lehman Brothers	Markit CMBX,	35,000	0.08%	Quarterly	(257)
		North America
		AJ. 3 Index

On June 30, 2008, the aggregate cost of securities for federal income tax purposes was $38,759,499. The gross unrealized appreciation and depreciation on securities based on tax cost was $116,787 and $2,560,772, respectively, with a net unrealized depreciation of $2,443,985.

As of December 31, 2007, the Fund had $8,548,785 in capital loss carryovers for federal income tax purposes expiring as follows:

			Expiration

2008	2009	2010	2011	2013	2014	2015

$2,435,731	$4,170,025	$11,033	$972,780	$37,216	$641,232	$280,768

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2007, the Fund incurred and elected to defer post-October losses of $53,046.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the six months ended June 30, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person”of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566893 rv5 08/2008

Evergreen VA International Equity Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

July 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen VA International Equity Fund for the six-month period ended June 30, 2008 (the “period”).

Capital markets throughout the globe came under extreme pressure during the first half of 2008. Investors confronted a variety of challenges, including deteriorating housing values in the United States, rapidly rising world oil prices and a crisis in credit markets. All these combined to raise fears that problems that began with subprime mortgages and the weakening housing market in the United States could cause a significant slowing of the U.S. economy and even spread overseas. In the United States, stock valuations fell for shares of companies of all sizes, although growth stocks tended to hold up better than value stocks. Financials stocks were particularly hard-hit, as many major institutions suffered steep losses from their exposure to the subprime mortgage market. Energy stocks performed well, boosted by rapidly rising oil and natural gas prices. Widespread credit problems, meanwhile, dragged down the prices of virtually all fixed income securities carrying credit risk, most notably corporate bonds and asset-backed securities. High yield corporates performed particularly poorly. Treasuries and other high-quality securities held up well, although rising interest rates in the closing weeks of the period eroded some of the earlier price gains. Outside the United States, stocks in both industrial and emerging market nations slumped, reflecting concerns about the potentially contagious effects of problems in the United States. In world bond markets, sovereign government securities in industrialized nations outperformed other groups, while emerging market debt and high yield corporate bonds underperformed.

Despite the heightened volatility in the equity and fixed income markets, the U.S. economy continued to defy expectations for recession. The economy’s growth during the first half of 2008 tracked at an approximately 1% annual pace, with benchmarks for corporate profits, employment and other key economic indicators clearly deteriorating. Problems in the credit markets, which first appeared in subprime mortgages, resulted in a drying up of loans for ordinary consumer and commercial activity, accentuating the weakening effects of declining home prices. Strength in exports and government

1

LETTER TO SHAREHOLDERS continued

spending, however, plus aggressive monetary and federal policies, acted as countervailing forces to sustain positive growth. The Federal Reserve Board (the “Fed”) continued to loosen monetary policy for most of the period, cutting the key fed funds rate from 4.25% to 2.00% between January 2008 and April 2008. The central bank then held rates steady at its June 2008 meeting as it became increasingly concerned about inflationary pressures arising from higher energy and commodity prices. In the closing weeks of the period, worries grew about the financial strength of Fannie Mae and Freddie Mac, the largest purchasers and insurers of mortgages in the United States. As a result of these worries, the Fed took steps to make funds available to the two institutions, while Congress worked on comprehensive legislation to assist the housing industry and provide protection for the two giant mortgage institutions.

During the period, the portfolio managers of Evergreen’s Variable Annuity Funds maintained strategies consistent with each fund’s objective. The professionals supervising the equity-oriented portfolios focused on seeking capital appreciation, while managers of the fixed income funds emphasized total returns and current income.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer (CEO), Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

Notice to Shareholders:

Dennis Ferro, President and CEO of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site for additional information regarding these announcements.

3

FUND AT A GLANCE

as of June 30, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Francis X. Claro, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 8/17/1998

	Class 1	Class 2
Class inception date	8/17/1998	7/31/2002

6-month return	-11.16%	-11.33%

Average annual return

1-year	-7.61%	-7.88%

5-year	16.38%	16.05%

Since portfolio inception	7.61%	7.45%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen VA International Equity Fund Class 1 shares versus a similar investment in the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (MSCI EAFE Free) and the Consumer Price Index (CPI).

The MSCI EAFE Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a limited number of countries may face increased risk of price fluctuation over more diversified funds due to adverse developments within those countries.

Mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, mid cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of June 30, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	1/1/2008	6/30/2008	During Period*

Actual
Class 1	$ 1,000.00	$888.37	$2.96
Class 2	$ 1,000.00	$886.69	$4.13
Hypothetical
(5% return before expenses)
Class 1	$ 1,000.00	$1,021.73	$3.17
Class 2	$ 1,000.00	$1,020.49	$4.42

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.63% for Class 1 and 0.88% for Class 2), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,

CLASS 1		2007	2006	2005	2004	2003

Net asset value, beginning of period	$16.84	$16.18	$14.31	$12.62	$10.71	$8.24

Income from investment operations
Net investment income (loss)	0.31	0.34	0.37	0.19	0.10	0.07[1]
Net realized and unrealized gains or losses on investments	(2.17)	2.09	2.90	1.82	1.95	2.50

Total from investment operations	(1.86)	2.43	3.27	2.01	2.05	2.57

Distributions to shareholders from
Net investment income	0	(0.41)	(0.58)	(0.32)	(0.14)	(0.10)
Net realized gains	(0.38)	(1.36)	(0.82)	0	0	0

Total distributions to shareholders	(0.38)	(1.77)	(1.40)	(0.32)	(0.14)	(0.10)

Net asset value, end of period	$14.60	$16.84	$16.18	$14.31	$12.62	$10.71

Total return[2]	(11.16)%	15.00%	23.16%	16.00%	19.21%	31.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$138,661	$190,766	$175,518	$140,564	$96,614	$70,372
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.63%[3]	0.63%	0.68%	0.77%	0.96%	1.07%
Expenses excluding waivers/reimbursements and expense reductions	0.63%[3]	0.63%	0.68%	0.77%	0.96%	1.12%
Net investment income (loss)	3.70%[3]	2.01%	2.53%	1.64%	0.98%	0.72%
Portfolio turnover rate	36%	58%	74%	61%	65%	132%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,

CLASS 2		2007	2006	2005	2004	2003

Net asset value, beginning of period	$16.77	$16.12	$14.26	$12.59	$10.70	$8.24

Income from investment operations
Net investment income (loss)	0.27	0.29	0.34	0.14	0.09	(0.01)[1]
Net realized and unrealized gains or losses on investments	(2.15)	2.09	2.88	1.83	1.92	2.56

Total from investment operations	(1.88)	2.38	3.22	1.97	2.01	2.55

Distributions to shareholders from
Net investment income	0	(0.37)	(0.54)	(0.30)	(0.12)	(0.09)
Net realized gains	(0.38)	(1.36)	(0.82)	0	0	0

Total distributions to shareholders	(0.38)	(1.73)	(1.36)	(0.30)	(0.12)	(0.09)

Net asset value, end of period	$14.51	$16.77	$16.12	$14.26	$12.59	$10.70

Total return[2]	(11.33)%	14.73%	22.89%	15.67%	18.84%	31.06%

Ratios and supplemental data
Net assets, end of period (thousands)	$97,130	$118,843	$109,836	$71,849	$25,451	$7,797
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.88%[3]	0.88%	0.93%	1.01%	1.21%	1.34%
Expenses excluding waivers/reimbursements and expense reductions	0.88%[3]	0.88%	0.93%	1.01%	1.21%	1.39%
Net investment income (loss)	3.49%[3]	1.75%	2.28%	1.22%	0.70%	(0.15)%
Portfolio turnover rate	36%	58%	74%	61%	65%	132%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS 93.5%
CONSUMER DISCRETIONARY 6.7%
Auto Components 1.5%
Compagnie Generale des Etablissements Michelin, Class B ρ	France	23,225	$1,670,118
Nokian Renkaat Oyj	Finland	38,265	1,838,855

			3,508,973

Automobiles 0.3%
Toyota Motor Corp.	Japan	14,500	685,363

Hotels, Restaurants & Leisure 0.5%
Sodexo SA	France	18,448	1,212,661

Household Durables 0.4%
Sony Corp.	Japan	20,900	914,911

Media 1.6%
Toho Co., Ltd. * ρ	Japan	41,200	843,474
Vivendi SA	France	77,638	2,948,066

			3,791,540

Textiles, Apparel & Luxury Goods 2.4%
adidas AG	Germany	90,984	5,749,943

CONSUMER STAPLES 15.4%
Beverages 3.0%
Carlsberg AS	Denmark	12,500	1,208,208
Diageo plc	United Kingdom	99,391	1,830,088
Heineken NV	Netherlands	31,457	1,606,853
Pernod Ricard SA ρ	France	22,728	2,336,617

			6,981,766

Food & Staples Retailing 3.9%
Carrefour SA	France	152,318	8,630,119
Tesco plc	United Kingdom	88,262	649,540

			9,279,659

Food Products 5.3%
Chocoladefabriken Lindt & Sprungli AG ρ	Switzerland	142	393,364
Groupe Danone ρ	France	37,313	2,622,049
Lotte Confectionery Co., Ltd.	South Korea	487	590,797
Nestle SA	Switzerland	122,460	5,558,110
Unilever NV	Netherlands	114,127	3,242,127

			12,406,447

Personal Products 1.6%
L’Oreal SA ρ	France	18,072	1,967,570
Shiseido Co., Ltd. ρ	Japan	81,000	1,856,974

			3,824,544

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 1.6%
British American Tobacco plc	United Kingdom	54,142	$1,876,233
Japan Tobacco, Inc.	Japan	260	1,111,185
Swedish Match AB ρ	Sweden	37,500	769,611

			3,757,029

ENERGY 8.9%
Energy Equipment & Services 0.2%
OAO TMK, GDR *	Russia	2,111	83,131
Technip SA	France	5,498	509,277

			592,408

Oil, Gas & Consumable Fuels 8.7%
BP plc	United Kingdom	500,445	5,816,531
ENI SpA	Italy	60,716	2,267,239
OAO LUKOIL, ADR	Russia	11,433	1,127,294
PetroChina Co., Ltd., ADR ρ	China	5,855	754,475
Petroleo Brasileiro SA, ADR	Brazil	11,228	650,663
PTT Public Co.	Thailand	66,700	526,658
Rosneft OJSC, GDR	Russia	66,785	774,706
Royal Dutch Shell plc, Class A	United Kingdom	45,987	1,890,546
Statoil ASA	Norway	26,800	1,000,682
Total SA ρ	France	66,405	5,670,821

			20,479,615

FINANCIALS 16.9%
Capital Markets 0.7%
Macquarie Group, Ltd. ρ	Australia	20,876	973,523
UBS AG	Switzerland	36,429	766,972

			1,740,495

Commercial Banks 4.1%
Alpha Bank SA	Greece	15,700	474,949
Bank of Yokohama, Ltd.	Japan	210,000	1,454,219
BNP Paribas SA ρ	France	11,636	1,054,920
DBS Group Holdings, Ltd.	Singapore	65,000	901,033
Greek Postal Savings Bank SA	Greece	54,443	857,804
ICICI Bank, Ltd., ADR ρ	India	13,917	400,253
Intesa Sanpaolo SpA	Italy	167,096	866,837
Lloyds TSB Group plc	United Kingdom	158,037	978,640
Mega Financial Holding Co., Ltd.	Taiwan	1,341,000	1,060,323
National Bank of Greece SA	Greece	13,565	611,695
Sberbank	Russia	193,043	610,016
Unicredito Italian SpA	Italy	50,124	307,017

			9,577,706

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 0.7%
Orix Corp.	Japan	11,730	$1,681,010

Diversified Financial Services 4.0%
ASX, Ltd.	Australia	35,036	1,054,750
Babcock & Brown, Ltd.	Australia	77,760	559,143
Bolsas y Mercados Espanoles SA ρ	Spain	12,722	474,059
Compagnie Nationale a Portefeuille	Belgium	5,308	398,929
Criteria Caixa Corp. SA ρ	Spain	145,106	871,076
Deutsche Boerse AG	Germany	9,489	1,071,828
Groupe Bruxelles Lambert SA	Belgium	20,474	2,439,090
Hellenic Exchanges Holding SA	Greece	21,550	271,633
Pargesa Holdings SA	Switzerland	11,822	1,322,262
Yuanta Financial Holding Co., Ltd. *	Taiwan	1,300,000	910,124

			9,372,894

Insurance 7.1%
Allianz SE	Germany	14,633	2,579,938
Amlin plc	United Kingdom	83,196	415,301
AXA SA ρ	France	15,960	474,264
Cathay Financial Holding Co., Ltd.	Taiwan	204,000	443,581
CNP Assurances ρ	France	4,629	523,378
Mitsui Sumitomo Insurance Group Holdings, Inc.	Japan	57,772	1,994,863
Muenchener Rueckversicherungs-Gesellschaft AG ρ	Germany	19,533	3,424,159
NIPPONKOA Insurance Co., Ltd. *	Japan	21,000	182,471
QBE Insurance Group, Ltd.	Australia	79,013	1,696,883
Sompo Japan Insurance, Inc.	Japan	82,000	772,074
Sony Financial Holdings, Inc. *	Japan	625	2,517,807
T&D Holdings, Inc.	Japan	26,500	1,632,577

			16,657,296

Real Estate Management & Development 0.3%
IRSA Inversiones y Representaciones SA, GDR *	Argentina	70,284	792,101

HEALTH CARE 6.8%
Health Care Equipment & Supplies 0.5%
Grifols SA *	Spain	19,201	613,835
Smith & Nephew plc	United Kingdom	58,326	643,910

			1,257,745

Pharmaceuticals 6.3%
GlaxoSmithKline plc	United Kingdom	24,918	552,664
Merck KGaA	Germany	9,206	1,309,654
Novartis AG	Switzerland	96,430	5,326,447
Roche Holding AG	Switzerland	32,416	5,857,067
Teva Pharmaceutical Industries, Ltd., ADR ρ	Israel	37,898	1,735,728

			14,781,560

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 12.7%
Aerospace & Defense 2.6%
BAE Systems plc	United Kingdom	534,183	$4,710,383
Thales SA	France	23,807	1,357,873

			6,068,256

Commercial Services & Supplies 0.3%
Experian Group, Ltd.	United Kingdom	89,708	668,137

Construction & Engineering 1.0%
Bilfinger Berger AG	Germany	20,130	1,754,892
Okumura Corp. ρ	Japan	161,000	653,144

			2,408,036

Electrical Equipment 2.2%
Alstom SA ρ	France	11,717	2,707,719
Mitsubishi Electric Corp.	Japan	237,000	2,560,168

			5,267,887

Industrial Conglomerates 1.9%
Keppel Corp., Ltd.	Singapore	260,000	2,128,845
Siemens AG	Germany	11,507	1,278,557
Smiths Group plc	United Kingdom	50,662	1,096,390

			4,503,792

Machinery 1.5%
Fanuc, Ltd.	Japan	6,400	626,143
KCI Konecranes International Oyj	Finland	20,250	839,125
Komatsu, Ltd.	Japan	33,000	921,553
THK Co., Ltd.	Japan	60,200	1,169,979

			3,556,800

Trading Companies & Distributors 2.4%
Mitsubishi Corp.	Japan	93,800	3,097,316
Mitsui & Co., Ltd.	Japan	115,000	2,544,224

			5,641,540

Transportation Infrastructure 0.8%
Macquarie Airports	Australia	406,426	802,701
Macquarie Infrastructure Group ρ	Australia	435,240	968,104

			1,770,805

INFORMATION TECHNOLOGY 7.5%
Communications Equipment 1.9%
Nokia Corp.	Finland	54,120	1,320,855
Research In Motion, Ltd. *	Canada	26,906	3,145,311

			4,466,166

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 0.5%
Ingenico SA	France	30,446	$1,067,348

Internet Software & Services 0.5%
Baidu.com, Inc., ADR * ρ	Cayman Islands	4,108	1,285,640

Office Electronics 1.7%
Canon, Inc. ρ	Japan	53,500	2,755,885
Neopost	France	11,891	1,259,210

			4,015,095

Semiconductors & Semiconductor
Equipment 0.1%
United Microelectronics Corp.	Taiwan	600,230	318,377

Software 2.8%
Nintendo Co., Ltd.	Japan	10,000	5,651,210
Square Enix Co., Ltd.	Japan	34,000	1,007,217

			6,658,427

MATERIALS 8.6%
Chemicals 5.3%
Akzo Nobel NV	Netherlands	16,972	1,167,515
BASF AG	Germany	8,090	558,556
Bayer AG	Germany	39,370	3,316,196
Hitachi Chemical Co., Ltd.	Japan	24,800	513,571
Lonza Group AG	Switzerland	24,291	3,380,012
Rhodia SA * ρ	France	32,594	601,882
Tokuyama Corp. ρ	Japan	137,000	1,021,086
Toray Industries, Inc. ρ	Japan	136,000	730,072
Umicore SA	Belgium	23,249	1,150,217

			12,439,107

Containers & Packaging 0.4%
Rexam plc	United Kingdom	140,590	1,085,623

Metals & Mining 2.9%
BHP Billiton plc	United Kingdom	18,930	724,277
Companhia Vale do Rio Doce, ADR	Brazil	22,710	813,472
Rio Tinto plc	United Kingdom	43,522	5,211,515

			6,749,264

TELECOMMUNICATION SERVICES 3.9%
Diversified Telecommunication Services 2.0%
China Telecom Corp., Ltd.	China	786,000	427,407
Chunghwa Telecom Co., Ltd.	Taiwan	711,460	1,840,003
Telefonica SA	Spain	67,230	1,788,057
Telenor ASA ρ	Norway	31,800	599,003

			4,654,470

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 1.9%
China Unicom, Ltd. ρ	Hong Kong	248,000	$460,546
Sistema JSFC, GDR *	Russia	43,053	1,294,173
Tim Participacoes SA, ADR ρ	Brazil	14,969	425,569
Vodafone Group plc	United Kingdom	771,506	2,293,061

			4,473,349

UTILITIES 6.1%
Electric Utilities 2.0%
E.ON AG ρ	Germany	4,875	984,326
Electricite de France	France	16,335	1,552,996
Fortum Oyj	Finland	43,000	2,185,640

			4,722,962

Gas Utilities 0.3%
Tokyo Gas Co., Ltd.	Japan	207,000	835,851

Multi-Utilities 3.8%
RWE AG	Germany	24,269	3,067,853
SUEZ ρ	France	76,199	5,191,356
United Utilities plc	United Kingdom	44,224	604,995

			8,864,204

Total Common Stocks (cost $200,175,647)			220,566,802

PREFERRED STOCKS 2.3%
HEALTH CARE 2.0%
Health Care Equipment & Supplies 2.0%
Fresenius AG, Var. Rate Pfd.	Germany	55,593	4,806,190

INFORMATION TECHNOLOGY 0.3%
Semiconductors & Semiconductor
Equipment 0.3%
Samsung Electronics Co., Ltd., Var. Rate Pfd.	South Korea	1,369	590,239

Total Preferred Stocks (cost $3,485,024)			5,396,429

RIGHTS 0.0%
INDUSTRIALS 0.0%
Industrial Conglomerates 0.0%
GP Bruxelles Lambert * (cost $0)	Belgium	2,043	32

OTHER 0.3%
Yellow Pages Income Fund (cost $767,320)	Canada	66,487	577,779

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Country	Shares	Value

SHORT-TERM INVESTMENTS 14.4%
MUTUAL FUND SHARES 14.4%
Evergreen Institutional U.S. Government Money
Market Fund, Class I, 2.09% q ø	United States	10,720,254	$10,720,254
Navigator Prime Portfolio, 2.66% § ρρ	United States	23,261,254	23,261,254

Total Short-Term Investments (cost $33,981,508)			33,981,508

Total Investments (cost $238,409,499) 110.5%			260,522,550
Other Assets and Liabilities (10.5%)			(24,730,772)

Net Assets 100.0%			$235,791,778

ρ	All or a portion of this security is on loan.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of June 30, 2008:

France	19.1%
Japan	17.5%
United Kingdom	13.7%
Germany	13.2%
Switzerland	10.0%
Australia	2.7%
Finland	2.7%
Netherlands	2.7%
Taiwan	2.0%
Belgium	1.8%
Canada	1.7%
Russia	1.7%
Spain	1.7%
Italy	1.5%
Singapore	1.4%
Greece	1.0%
Brazil	0.8%
Israel	0.8%
Norway	0.7%
Cayman Islands	0.6%
China	0.5%
Denmark	0.5%
South Korea	0.5%
Argentina	0.3%
Sweden	0.3%
Hong Kong	0.2%
India	0.2%
Thailand	0.2%

100.0%

The following table shows the percent of total long-term investments by sector as of June 30, 2008:

Financials	17.6%
Consumer Staples	16.0%
Industrials	13.2%
Energy	9.3%
Health Care	9.2%
Materials	9.0%
Information Technology	8.1%
Consumer Discretionary	7.0%
Utilities	6.4%
Telecommunication Services	4.0%
Other	0.2%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $227,689,245) including $22,308,559 of securities loaned	$249,802,296
Investments in affiliated money market fund, at value (cost $10,720,254)	10,720,254

Total investments	260,522,550
Foreign currency, at value (cost $1,233,329)	1,235,339
Receivable for securities sold	1,347,215
Receivable for Fund shares sold	19,479
Dividends receivable	427,708
Receivable for securities lending income	38,755

Total assets	263,591,046

Liabilities
Payable for securities purchased	3,934,158
Payable for Fund shares redeemed	385,421
Unrealized losses on forward foreign currency exchange contracts	205,398
Payable for securities on loan	23,261,254
Advisory fee payable	2,651
Distribution Plan expenses payable	660
Due to other related parties	970
Accrued expenses and other liabilities	8,756

Total liabilities	27,799,268

Net assets	$235,791,778

Net assets represented by
Paid-in capital	$207,695,970
Undistributed net investment income	4,746,481
Accumulated net realized gains on investments	1,436,366
Net unrealized gains on investments	21,912,961

Total net assets	$235,791,778

Net assets consists of
Class 1	$138,661,320
Class 2	97,130,458

Total net assets	$235,791,778

Shares outstanding (unlimited number of shares authorized)
Class 1	9,498,778
Class 2	6,692,639

Net asset value per share
Class 1	$14.60
Class 2	$14.51

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2008 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $716,843)	$5,283,052
Securities lending	331,382
Income from affiliate	31,319

Total investment income	5,645,753

Expenses
Advisory fee	525,718
Distribution Plan expenses	130,758
Administrative services fee	129,904
Transfer agent fees	507
Trustees’ fees and expenses	1,768
Printing and postage expenses	25,689
Custodian and accounting fees	113,676
Professional fees	14,699
Interest expense	3,754
Other	1,837

Total expenses	948,310
Less: Expense reductions	(1,461)

Net expenses	946,849

Net investment income	4,698,904

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	8,643,645
Foreign currency related transactions	(328,211)

Net realized gains on investments	8,315,434
Net change in unrealized gains or losses on investments	(46,577,200)

Net realized and unrealized gains or losses on investments	(38,261,766)

Net decrease in net assets resulting from operations	$(33,562,862)

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007

Operations
Net investment income		$4,698,904		$5,804,579
Net realized gains on investments		8,315,434		29,664,295
Net change in unrealized gains or losses on investments		(46,577,200)		5,943,182

Net increase (decrease) in net assets resulting from operations		(33,562,862)		41,412,056

Distributions to shareholders from
Net investment income
Class 1		0		(4,622,240)
Class 2		0		(2,573,315)
Net realized gains
Class 1		(3,810,663)		(14,087,925)
Class 2		(2,603,551)		(8,906,523)

Total distributions to shareholders		(6,414,214)		(30,190,003)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 1	672,088	10,405,241	3,331,563	57,955,062
Class 2	178,128	2,749,183	440,157	7,767,480

		13,154,424		65,722,542

Net asset value of shares issued in reinvestment of distributions
Class 1	253,032	3,810,663	1,084,893	18,710,165
Class 2	173,802	2,603,551	669,685	11,479,838

		6,414,214		30,190,003

Payment for shares redeemed
Class 1	(2,752,006)	(41,977,721)	(3,939,378)	(68,339,717)
Class 2	(745,979)	(11,431,288)	(837,953)	(14,539,550)

		(53,409,009)		(82,879,267)

Net increase (decrease) in net assets resulting from capital share transactions		(33,840,371)		13,033,278

Total increase (decrease) in net assets		(73,817,447)		24,255,331
Net assets
Beginning of period		309,609,225		285,353,894

End of period		$235,791,778		$309,609,225

Undistributed net investment income		$4,746,481		$47,577

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA International Equity Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.36% as the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen International Equity Fund, increase. For the six months ended June 30, 2008, the advisory fee was equivalent to 0.40% of the Fund’s average daily net assets (on an annualized basis).

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $93,155,304 and $135,844,924, respectively, for the six months ended June 30, 2008.

On January 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$260,522,550	$(205,398)
Level 2 – Other Significant Observable Inputs	0	0
Level 3 – Significant Unobservable Inputs	0	0

Total	$260,522,550	$(205,398)

*	Other financial instruments includes forward contracts.

On June 30, 2008, the aggregate cost of securities for federal income tax purposes was $238,875,143. The gross unrealized appreciation and depreciation on securities based on tax cost was $37,971,923 and $16,324,516, respectively, with a net unrealized appreciation of $21,647,407.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At June 30, 2008, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at June 30, 2008	In Exchange for U.S. $	Unrealized Gain (Loss)

7/7/2008	1,048,480	EUR	$1,651,383	$1,652,300	$(917)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at June 30, 2008	In Exchange for U.S. $	Unrealized Gain (Loss)

7/7/2008	1,048,480	EUR	$1,651,383	$1,619,703	$(31,680)
8/4/2008	2,317,000	EUR	3,644,073	3,599,575	(44,498)
8/4/2008	1,695,300	EUR	2,666,291	2,617,187	(49,104)
8/4/2008	1,260,500	GBP	2,504,982	2,479,542	(25,440)
9/12/2008	1,261,000	GBP	2,498,810	2,447,828	(50,982)
10/2/2008	1,048,480	EUR	1,647,706	1,644,929	(2,777)

During the six months ended June 30, 2008, the Fund loaned securities to certain brokers. At June 30, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $22,308,559 and $23,261,254, respectively.

As of December 31, 2007, the Fund had $3,668,653 in capital loss carryovers for federal income tax purposes with $80,668 expiring in 2009 and $3,587,985 expiring in 2010. These losses are subject to certain limitations prescribed by the Internal Revenue Code. Utilization of these capital loss carryovers was limited during the year ended December 31, 2007 in accordance with income tax regulations.

For income tax purposes, currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2007, the Fund incurred and elected to defer post-October currency losses of $42,666.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%.

During the six months ended June 30, 2008, the Fund had average borrowings outstanding of $85,520 (on an annualized basis) at an average rate of 4.39% and paid interest of $3,754.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person”of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566888 rv5 08/2008

Evergreen VA Omega Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

July 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen VA Omega Fund for the six-month period ended June 30, 2008 (the “period”).

Capital markets throughout the globe came under extreme pressure during the first half of 2008. Investors confronted a variety of challenges, including deteriorating housing values in the United States, rapidly rising world oil prices and a crisis in credit markets. All these combined to raise fears that problems that began with subprime mortgages and the weakening housing market in the United States could cause a significant slowing of the U.S. economy and even spread overseas. In the United States, stock valuations fell for shares of companies of all sizes, although growth stocks tended to hold up better than value stocks. Financials stocks were particularly hard-hit, as many major institutions suffered steep losses from their exposure to the subprime mortgage market. Energy stocks performed well, boosted by rapidly rising oil and natural gas prices. Widespread credit problems, meanwhile, dragged down the prices of virtually all fixed income securities carrying credit risk, most notably corporate bonds and asset-backed securities. High yield corporates performed particularly poorly. Treasuries and other high-quality securities held up well, although rising interest rates in the closing weeks of the period eroded some of the earlier price gains. Outside the United States, stocks in both industrial and emerging market nations slumped, reflecting concerns about the potentially contagious effects of problems in the United States. In world bond markets, sovereign government securities in industrialized nations outperformed other groups, while emerging market debt and high yield corporate bonds underperformed.

Despite the heightened volatility in the equity and fixed income markets, the U.S. economy continued to defy expectations for recession. The economy’s growth during the first half of 2008 tracked at an approximately 1% annual pace, with benchmarks for corporate profits, employment and other key economic indicators clearly deteriorating. Problems in the credit markets, which first appeared in subprime mortgages, resulted in a drying up of loans for ordinary consumer and commercial activity, accentuating the weakening effects of declining home prices. Strength in exports and government

1

LETTER TO SHAREHOLDERS continued

spending, however, plus aggressive monetary and federal policies, acted as countervailing forces to sustain positive growth. The Federal Reserve Board (the “Fed”) continued to loosen monetary policy for most of the period, cutting the key fed funds rate from 4.25% to 2.00% between January 2008 and April 2008. The central bank then held rates steady at its June 2008 meeting as it became increasingly concerned about inflationary pressures arising from higher energy and commodity prices. In the closing weeks of the period, worries grew about the financial strength of Fannie Mae and Freddie Mac, the largest purchasers and insurers of mortgages in the United States. As a result of these worries, the Fed took steps to make funds available to the two institutions, while Congress worked on comprehensive legislation to assist the housing industry and provide protection for the two giant mortgage institutions.

During the period, the portfolio managers of Evergreen’s Variable Annuity Funds maintained strategies consistent with each fund’s objective. The professionals supervising the equity-oriented portfolios focused on seeking capital appreciation, while managers of the fixed income funds emphasized total returns and current income.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer (CEO), Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

Notice to Shareholders:

Dennis Ferro, President and CEO of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site for additional information regarding these announcements.

3

FUND AT A GLANCE

as of June 30, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Aziz Hamzaogullari, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 3/6/1997

	Class 1	Class 2
Class inception date	3/6/1997	7/31/2002

6-month return	-8.83%	-8.97%

Average annual return

1-year	-7.50%	-7.76%

5-year	7.67%	7.41%

10-year	4.33%	4.17%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen VA Omega Fund Class 1 shares versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, mid cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of June 30, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period*

Actual
Class 1	$1,000.00	$911.71	$3.37
Class 2	$1,000.00	$910.34	$4.56
Hypothetical (5% return before expenses)
Class 1	$1,000.00	$1,021.33	$3.57
Class 2	$1,000.00	$1,020.09	$4.82

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.71% for Class 1 and 0.96% for Class 2), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,

CLASS 1		2007	2006	2005	2004	2003

Net asset value, beginning of period	$19.82	$17.80	$16.79	$16.20	$15.11	$10.79

Income from investment operations
Net investment income (loss)	0.10	0.08	0.05	(0.01)	0.03	(0.02)
Net realized and unrealized gains or losses on investments	(1.85)	2.05	0.96	0.63	1.06	4.34

Total from investment operations	(1.75)	2.13	1.01	0.62	1.09	4.32

Distributions to shareholders from
Net investment income	0	(0.11)	0	(0.03)	0	0

Net asset value, end of period	$18.07	$19.82	$17.80	$16.79	$16.20	$15.11

Total return[1]	(8.83)%	11.96%	6.02%	3.85%	7.21%	40.04%

Ratios and supplemental data
Net assets, end of period (thousands)	$50,130	$67,773	$78,068	$94,372	$119,438	$108,348
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.71%[2]	0.71%	0.70%	0.71%	0.68%	0.72%
Expenses excluding waivers/reimbursements and expense reductions	0.71%[2]	0.71%	0.70%	0.71%	0.68%	0.72%
Net investment income (loss)	0.95%[2]	0.32%	0.26%	(0.09)%	0.18%	(0.20)%
Portfolio turnover rate	16%	31%	126%	124%	169%	180%

1	Total return does not reflect charges attributable to your insurance company’s separate account.
2	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,

CLASS 2		2007	2006	2005	2004	2003

Net asset value, beginning of period	$19.63	$17.62	$16.67	$16.10	$15.05	$$10.78

Income from investment operations
Net investment income (loss)	0.06	0.01	0.01	(0.04)	0.01	(0.03)
Net realized and unrealized gains or losses on investments	(1.82)	2.05	0.94	0.61	1.04	4.30

Total from investment operations	(1.76)	2.06	0.95	0.57	1.05	4.27

Distributions to shareholders from
Net investment income	0	(0.05)	0	0[1]	0	0

Net asset value, end of period	$17.87	$19.63	$17.62	$16.67	$16.10	$15.05

Total return[2]	(8.97)%	11.74%	5.70%	3.57%	6.98%	39.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$32,665	$38,137	$37,036	$30,108	$19,662	$7,609
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.96%[3]	0.96%	0.95%	0.96%	0.93%	0.99%
Expenses excluding waivers/reimbursements and expense reductions	0.96%[3]	0.96%	0.95%	0.96%	0.93%	0.99%
Net investment income (loss)	0.70%[3]	0.07%	0.02%	(0.32)%	0.04%	(0.46)%
Portfolio turnover rate	16%	31%	126%	124%	169%	180%

1	Amount represents less than $0.005 per share.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS 99.6%
CONSUMER DISCRETIONARY 17.1%
Hotels, Restaurants & Leisure 0.6%
Carnival Corp.	16,070	$529,667

Internet & Catalog Retail 7.7%
Amazon.com, Inc. *	64,631	4,739,391
Blue Nile, Inc. * ρ	38,300	1,628,516

		6,367,907

Media 2.7%
Omnicom Group, Inc.	49,326	2,213,751

Multi-line Retail 1.1%
Target Corp.	19,662	914,087

Specialty Retail 1.9%
Best Buy Co., Inc.	19,285	763,686
Home Depot, Inc.	33,000	772,860

		1,536,546

Textiles, Apparel & Luxury Goods 3.1%
Timberland Co., Class A *	155,900	2,548,965

CONSUMER STAPLES 6.7%
Beverages 1.0%
Coca-Cola Co.	16,293	846,910

Food & Staples Retailing 0.3%
Whole Foods Market, Inc.	9,300	220,317

Food Products 1.5%
McCormick & Co., Inc.	35,100	1,251,666

Household Products 3.9%
Clorox Co.	35,200	1,837,440
Procter & Gamble Co.	23,392	1,422,468

		3,259,908

ENERGY 1.4%
Oil, Gas & Consumable Fuels 1.4%
Chevron Corp.	5,700	565,041
ConocoPhillips	6,046	570,682

		1,135,723

FINANCIALS 10.4%
Capital Markets 2.6%
Legg Mason, Inc.	50,200	2,187,214

Consumer Finance 2.5%
Visa, Inc., Class A *	25,500	2,073,405

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 0.7%
Citigroup, Inc.	34,695	$581,488

Insurance 4.6%
Marsh & McLennan Cos.	141,833	3,765,666

HEALTH CARE 22.6%
Biotechnology 6.1%
Amgen, Inc. *	98,913	4,664,737
Biogen Idec, Inc. *	7,022	392,460

		5,057,197

Health Care Equipment & Supplies 6.7%
Medtronic, Inc.	57,599	2,980,748
St. Jude Medical, Inc. *	16,460	672,885
Zimmer Holdings, Inc. *	27,732	1,887,163

		5,540,796

Health Care Providers & Services 1.8%
WellPoint, Inc. *	31,800	1,515,588

Pharmaceuticals 8.0%
Bristol-Myers Squibb Co.	90,101	1,849,773
Novartis AG, ADR	86,400	4,755,456

		6,605,229

INDUSTRIALS 7.6%
Air Freight & Logistics 3.7%
Expeditors International of Washington, Inc.	63,900	2,747,700
United Parcel Service, Inc., Class B	4,600	282,762

		3,030,462

Commercial Services & Supplies 3.1%
Cintas Corp.	97,800	2,592,678

Industrial Conglomerates 0.8%
Tyco International, Ltd.	17,142	686,366

INFORMATION TECHNOLOGY 33.8%
Communications Equipment 7.2%
Cisco Systems, Inc. *	92,503	2,151,620
QUALCOMM, Inc.	86,487	3,837,428

		5,989,048

Computers & Peripherals 2.2%
Dell, Inc. *	83,584	1,828,818

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 4.0%
Bankrate, Inc. * ρ	19,100	$746,237
Google, Inc., Class A *	4,886	2,572,088

		3,318,325

IT Services 1.8%
Automatic Data Processing, Inc.	35,687	1,495,285

Semiconductors & Semiconductor Equipment 8.8%
Altera Corp.	204,538	4,233,936
Intel Corp.	37,040	795,619
KLA-Tencor Corp.	7,825	318,556
Linear Technology Corp.	35,400	1,152,978
Texas Instruments, Inc.	26,705	752,013

		7,253,102

Software 9.8%
FactSet Research Systems, Inc. ρ	44,200	2,491,112
Microsoft Corp.	84,339	2,320,166
Oracle Corp. *	155,964	3,275,244

		8,086,522

Total Common Stocks (cost $83,118,856)		82,432,636

SHORT-TERM INVESTMENTS 5.9%
MUTUAL FUND SHARES 5.9%
BGI Prime Money Market Fund, Premium Shares, 2.58% q ρρ	1,066,064	1,066,064
BlackRock Liquidity TempFund, Institutional Class, 2.58% q ρρ	1,142,401	1,142,401
Evergreen Institutional Money Market Fund, Class I, 2.54% q ρρ ø	1,573,007	1,573,007
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.74% q ρρ	1,133,862	1,133,862

Total Short-Term Investments (cost $4,915,334)		4,915,334

Total Investments (cost $88,034,190) 105.5%		87,347,970
Other Assets and Liabilities (5.5%)		(4,553,212)

Net Assets 100.0%		$82,794,758

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
Ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

The following table shows the percent of total long-term investments by sector as of June 30, 2008:

Information Technology	33.9%
Health Care	22.7%
Consumer Discretionary	17.1%
Financials	10.4%
Industrials	7.7%
Consumer Staples	6.8%
Energy	1.4%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $86,461,183) including $4,586,978 of securities loaned	$85,774,963
Investments in affiliated money market fund, at value (cost $1,573,007)	1,573,007

Total investments	87,347,970
Cash	587,214
Receivable for Fund shares sold	194
Dividends receivable	44,191
Receivable for securities lending income	18,753

Total assets	87,998,322

Liabilities
Payable for Fund shares redeemed	273,558
Payable for securities on loan	4,915,334
Advisory fee payable	1,188
Distribution Plan expenses payable	225
Due to other related parties	595
Accrued expenses and other liabilities	12,664

Total liabilities	5,203,564

Net assets	$82,794,758

Net assets represented by
Paid-in capital	$93,295,118
Undistributed net investment income	380,683
Accumulated net realized losses on investments	(10,194,823)
Net unrealized losses on investments	(686,220)

Total net assets	$82,794,758

Net assets consists of
Class 1	$50,129,785
Class 2	32,664,973

Total net assets	$82,794,758

Shares outstanding (unlimited number of shares authorized)
Class 1	2,774,013
Class 2	1,827,799

Net asset value per share
Class 1	$18.07
Class 2	$17.87

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2008 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $20,983)	$667,954
Securities lending	54,744
Income from affiliate	21,988

Total investment income	744,686

Expenses
Advisory fee	233,353
Distribution Plan expenses	42,991
Administrative services fee	44,874
Transfer agent fees	255
Trustees’ fees and expenses	623
Printing and postage expenses	13,119
Custodian and accounting fees	12,997
Professional fees	12,902
Other	501

Total expenses	361,615
Less: Expense reductions	(571)

Net expenses	361,044

Net investment income	383,642

Net realized and unrealized gains or losses on investments
Net realized gains on investments	3,772,992
Net change in unrealized gains or losses on investments	(13,254,101)

Net realized and unrealized gains or losses on investments	(9,481,109)

Net decrease in net assets resulting from operations	$(9,097,467)

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007

Operations
Net investment income		$383,642		$267,735
Net realized gains on investments		3,772,992		11,670,549
Net change in unrealized gains or losses on investments		(13,254,101)		974,780

Net increase (decrease) in net assets resulting from operations		(9,097,467)		12,913,064

Distributions to shareholders from
Net investment income
Class 1		0		(389,551)
Class 2		0		(110,000)

Total distributions to shareholders		0		(499,551)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 1	66,507	1,256,264	703,004	13,636,526
Class 2	17,947	325,079	124,160	2,358,206

		1,581,343		15,994,732

Net asset value of shares issued in reinvestment of distributions
Class 1	0	0	20,461	389,551
Class 2	0	0	6,089	110,000

		0		499,551

Payment for shares redeemed
Class 1	(711,670)	(13,133,818)	(1,691,153)	(32,499,523)
Class 2	(133,310)	(2,465,698)	(288,969)	(5,601,998)

		(15,599,516)		(38,101,521)

Net decrease in net assets resulting from capital share transactions		(14,018,173)		(21,607,238)

Total decrease in net assets		(23,115,640)		(9,193,725)
Net assets
Beginning of period		105,910,398		115,104,123

End of period		$82,794,758		$105,910,398

Undistributed (overdistributed) net investment income		$380,683		$(2,959)

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Omega Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.52% and declining to 0.41% as the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen Omega

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Fund, increase. For the six months ended June 30, 2008, the advisory fee was equivalent to 0.52% of the Fund’s average daily net assets (on an annualized basis).

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2008, the Fund paid brokerage commissions of $2,657 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $14,341,748 and $27,624,074, respectively, for the six months ended June 30, 2008.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On January 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$87,347,970
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$87,347,970

During the six months ended June 30, 2008, the Fund loaned securities to certain brokers and earned $18,441 in affiliated income relating to securities lending activity which is included in income from affiliate on the Statement of Operations. At June 30, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $4,586,978 and $4,915,334, respectively.

On June 30, 2008, the aggregate cost of securities for federal income tax purposes was $88,064,417. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,197,306 and $9,913,753, respectively, with a net unrealized depreciation of $716,447.

As of December 31, 2007, the Fund had $13,883,490 in capital loss carryovers for federal income tax purposes expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2008, the Fund did not participate in the interfund lending program.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the six months ended June 30, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

566901 rv5 08/2008

Evergreen VA Special Values Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

July 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen VA Special Values Fund for the six-month period ended June 30, 2008 (the “period”).

Capital markets throughout the globe came under extreme pressure during the first half of 2008. Investors confronted a variety of challenges, including deteriorating housing values in the United States, rapidly rising world oil prices and a crisis in credit markets. All these combined to raise fears that problems that began with subprime mortgages and the weakening housing market in the United States could cause a significant slowing of the U.S. economy and even spread overseas. In the United States, stock valuations fell for shares of companies of all sizes, although growth stocks tended to hold up better than value stocks. Financials stocks were particularly hard-hit, as many major institutions suffered steep losses from their exposure to the subprime mortgage market. Energy stocks performed well, boosted by rapidly rising oil and natural gas prices. Widespread credit problems, meanwhile, dragged down the prices of virtually all fixed income securities carrying credit risk, most notably corporate bonds and asset-backed securities. High yield corporates performed particularly poorly. Treasuries and other high-quality securities held up well, although rising interest rates in the closing weeks of the period eroded some of the earlier price gains. Outside the United States, stocks in both industrial and emerging market nations slumped, reflecting concerns about the potentially contagious effects of problems in the United States. In world bond markets, sovereign government securities in industrialized nations outperformed other groups, while emerging market debt and high yield corporate bonds underperformed.

Despite the heightened volatility in the equity and fixed income markets, the U.S. economy continued to defy expectations for recession. The economy’s growth during the first half of 2008 tracked at an approximately 1% annual pace, with benchmarks for corporate profits, employment and other key economic indicators clearly deteriorating. Problems in the credit markets, which first appeared in subprime mortgages, resulted in a drying up of loans for ordinary consumer and commercial activity, accentuating the weakening effects of declining home prices. Strength in exports and government

1

LETTER TO SHAREHOLDERS continued

spending, however, plus aggressive monetary and federal policies, acted as countervailing forces to sustain positive growth. The Federal Reserve Board (the “Fed”) continued to loosen monetary policy for most of the period, cutting the key fed funds rate from 4.25% to 2.00% between January 2008 and April 2008. The central bank then held rates steady at its June 2008 meeting as it became increasingly concerned about inflationary pressures arising from higher energy and commodity prices. In the closing weeks of the period, worries grew about the financial strength of Fannie Mae and Freddie Mac, the largest purchasers and insurers of mortgages in the United States. As a result of these worries, the Fed took steps to make funds available to the two institutions, while Congress worked on comprehensive legislation to assist the housing industry and provide protection for the two giant mortgage institutions.

During the period, the portfolio managers of Evergreen’s Variable Annuity Funds maintained strategies consistent with each fund’s objective. The professionals supervising the equity-oriented portfolios focused on seeking capital appreciation, while managers of the fixed income funds emphasized total returns and current income.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer (CEO), Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

Notice to Shareholders:

Dennis Ferro, President and CEO of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site for additional information regarding these announcements.

3

FUND AT A GLANCE

as of June 30, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

James M. Tringas, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 5/1/1998

	Class 1	Class 2
Class inception date	5/1/1998	7/31/2002

6-month return	-6.93%	-7.03%

Average annual return

1-year	-19.33%	-19.53%

5-year	11.29%	11.03%

10-year	9.59%	9.44%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen VA Special Values Fund Class 1 shares versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of June 30, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period*

Actual
Class 1	$ 1,000.00	$930.74	$ 4.75
Class 2	$ 1,000.00	$929.75	$ 5.95
Hypothetical (5% return before expenses)
Class 1	$ 1,000.00	$1,019.94	$ 4.97
Class 2	$ 1,000.00	$1,018.70	$ 6.22

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.99% for Class 1 and 1.24% for Class 2), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,

CLASS 1		2007	2006	2005	2004	2003

Net asset value, beginning of period	$13.59	$17.33	$16.13	$16.31	$13.78	$10.65

Income from investment operations
Net investment income (loss)	0.07	0.22	0.13	0.16	0.16	0.01
Net realized and unrealized gains or losses on investments	(1.01)	(1.51)	3.33	1.59	2.64	3.13

Total from investment operations	(0.94)	(1.29)	3.46	1.75	2.80	3.14

Distributions to shareholders from
Net investment income	(0.01)	(0.22)	(0.13)	(0.16)	(0.15)	(0.01)
Net realized gains	0	(2.23)	(2.13)	(1.77)	(0.12)	0

Total distributions to shareholders	(0.01)	(2.45)	(2.26)	(1.93)	(0.27)	(0.01)

Net asset value, end of period	$12.64	$13.59	$17.33	$16.13	$16.31	$13.78

Total return[1]	(6.93)%	(7.52)%	21.55%	10.76%	20.37%	29.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$82,294	$98,235	$111,236	$83,784	$65,151	$46,621
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.99%[2]	0.96%	0.95%	0.98%	1.00%	1.00%
Expenses excluding waivers/reimbursements and expense reductions	0.99%[2]	0.96%	0.95%	0.98%	1.05%	1.14%
Net investment income (loss)	1.03%[2]	1.44%	0.86%	1.13%	1.20%	0.14%
Portfolio turnover rate	25%	55%	55%	44%	34%	98%

1	Total return does not reflect charges attributable to your insurance company’s separate account.
2	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31,

CLASS 2		2007	2006	2005	2004	2003

Net asset value, beginning of period	$13.54	$17.27	$16.09	$16.28	$13.76	$10.65

Income from investment operations
Net investment income (loss)	0.06	0.19	0.10	0.14	0.13	0
Net realized and unrealized gains or losses on investments	(1.01)	(1.51)	3.29	1.56	2.63	3.11

Total from investment operations	(0.95)	(1.32)	3.39	1.70	2.76	3.11

Distributions to shareholders from
Net investment income	(0.01)	(0.18)	(0.08)	(0.12)	(0.12)	0
Net realized gains	0	(2.23)	(2.13)	(1.77)	(0.12)	0

Total distributions to shareholders	(0.01)	(2.41)	(2.21)	(1.89)	(0.24)	0

Net asset value, end of period	$12.58	$13.54	$17.27	$16.09	$16.28	$13.76

Total return[1]	(7.03)%	(7.73)%	21.19%	10.48%	20.10%	29.20%

Ratios and supplemental data
Net assets, end of period (thousands)	$15,733	$19,130	$22,375	$19,633	$17,162	$7,479
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.24%[2]	1.21%	1.20%	1.23%	1.25%	1.26%
Expenses excluding waivers/reimbursements and expense reductions	1.24%[2]	1.21%	1.20%	1.23%	1.30%	1.40%
Net investment income (loss)	0.78%[2]	1.20%	0.60%	0.88%	0.98%	(0.11)%
Portfolio turnover rate	25%	55%	55%	44%	34%	98%

1	Total return does not reflect charges attributable to your insurance company’s separate account.
2	Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS 93.4%
CONSUMER DISCRETIONARY 13.0%
Auto Components 0.5%
Modine Manufacturing Co.	17,406	$215,312
Superior Industries International, Inc. ρ	17,806	300,566

		515,878

Diversified Consumer Services 0.5%
Hillenbrand, Inc. *	21,300	455,820

Hotels, Restaurants & Leisure 3.2%
Cheesecake Factory, Inc. *	1,600	25,562
DineEquity, Inc. ρ	13,545	506,041
Ruby Tuesday, Inc.	124,915	674,541
Triarc Companies, Inc., Class A	90,200	577,280
Triarc Companies, Inc., Class B	211,073	1,336,092

		3,119,516

Household Durables 3.2%
BLYTH, Inc.	101,087	1,216,077
Cavco Industries, Inc. * ρ	17,785	582,103
Dixie Group, Inc. * +	38,800	255,304
Ethan Allen Interiors, Inc. ρ	34,700	853,620
Helen of Troy Corp. *	17,100	275,652

		3,182,756

Media 0.9%
A. H. Belo Corp., Ser. A	58,300	332,310
E.W. Scripps Co., Class A	39,600	121,572
Journal Communications, Inc., Class A	99,603	480,086

		933,968

Specialty Retail 3.6%
Charming Shoppes, Inc. *	42,300	194,157
Christopher & Banks Corp.	40,100	272,680
Foot Locker, Inc.	76,000	946,200
Genesco, Inc. * ρ	29,100	898,317
Men’s Wearhouse, Inc.	11,900	193,851
Zale Corp. * ρ	52,360	989,080

		3,494,285

Textiles, Apparel & Luxury Goods 1.1%
Delta Apparel Co.	15,300	56,304
K-Swiss, Inc., Class A	14,800	217,560
Kenneth Cole Productions, Inc., Class A	43,800	556,260
Oxford Industries, Inc.	10,600	202,990

		1,033,114

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 4.5%
Food & Staples Retailing 2.4%
Casey’s General Stores, Inc.	99,717	$2,310,443

Food Products 0.8%
American Italian Pasta Co., Class A * ρ	27,500	311,850
TreeHouse Foods, Inc. *	19,166	464,967

		776,817

Household Products 0.4%
WD-40 Co.	14,000	409,500

Personal Products 0.4%
Prestige Brands Holdings, Inc. *	35,600	379,496

Tobacco 0.5%
Universal Corp.	11,400	515,508

ENERGY 9.6%
Energy Equipment & Services 1.7%
Atwood Oceanics, Inc. *	11,820	1,469,699
WSP Holdings, Ltd. *	23,400	164,502

		1,634,201

Oil, Gas & Consumable Fuels 7.9%
BioFuel Energy Corp. * ρ	32,900	83,895
Forest Oil Corp. *	16,222	1,208,539
Mariner Energy, Inc. *	93,646	3,462,093
Stone Energy Corp. *	24,400	1,608,204
Whiting Petroleum Corp. *	13,340	1,415,107

		7,777,838

FINANCIALS 19.2%
Capital Markets 2.0%
Apollo Investment Corp.	32,218	461,684
Knight Capital Group, Inc., Class A *	58,200	1,046,436
Kohlberg Capital Corp.	26,500	265,000
Westwood Holdings Group, Inc. +	6,300	250,740

		2,023,860

Commercial Banks 5.7%
Amcore Financial, Inc. +	29,513	167,043
BancorpSouth, Inc. ρ	67,800	1,185,822
Colonial BancGroup, Inc. ρ	38,700	171,054
First Citizens Bancshares, Inc., Class A	19,330	2,696,342
IBERIABANK Corp.	4,400	195,668
Renasant Corp.	14,600	215,058
UMB Financial Corp.	19,000	974,130

		5,605,117

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 0.4%
KKR Financial Holdings, LLC	36,700	$385,350

Insurance 8.8%
Assured Guaranty, Ltd.	53,700	966,063
Delphi Financial Group, Inc., Class A	6,200	143,468
Endurance Specialty Holdings, Ltd.	61,902	1,905,963
Hilb, Rogal & Hobbs Co.	55,000	2,390,300
IPC Holdings, Ltd.	57,921	1,537,803
Phoenix Cos., Inc.	39,300	299,073
Stewart Information Services Corp.	70,180	1,357,281

		8,599,951

Real Estate Investment Trusts 0.1%
Deerfield Capital Corp. ρ	117,708	92,989

Real Estate Management & Development 0.4%
Forest City Enterprises, Inc., Class A	13,310	428,848

Thrifts & Mortgage Finance 1.8%
NewAlliance Bancshares, Inc. ρ	139,122	1,736,243

HEALTH CARE 2.7%
Health Care Equipment & Supplies 0.8%
Edwards Lifesciences Corp. *	9,950	617,298
ICU Medical, Inc. *	4,500	102,960
Syneron Medical, Ltd. *	5,100	83,844

		804,102

Health Care Providers & Services 1.0%
AMN Healthcare Services, Inc. *	36,100	610,812
Cross Country Healthcare, Inc. *	25,200	363,132

		973,944

Life Sciences Tools & Services 0.4%
Cambrex Corp.	68,797	403,838

Pharmaceuticals 0.5%
Alpharma, Inc., Class A *	22,379	504,199

INDUSTRIALS 20.4%
Aerospace & Defense 0.7%
GenCorp, Inc. *	93,790	671,537

Building Products 1.8%
Apogee Enterprises, Inc.	36,500	589,840
Quanex Building Products Corp.	62,034	921,825
Simpson Manufacturing Co. ρ	11,905	282,625

		1,794,290

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 5.4%
ACCO Brands Corp. *	35,578	$399,541
Courier Corp.	17,300	347,384
Deluxe Corp.	26,940	480,071
Ennis, Inc.	5,500	86,075
Heidrick & Struggles International, Inc.	43,541	1,203,473
Korn/Ferry International *	47,682	750,038
Monster Worldwide, Inc. *	25,300	521,433
Viad Corp.	58,752	1,515,214

		5,303,229

Electrical Equipment 3.3%
Belden, Inc.	30,208	1,023,447
Franklin Electric Co., Inc. ρ	29,300	1,136,254
Superior Essex, Inc. *	25,500	1,138,065

		3,297,766

Machinery 7.2%
Briggs & Stratton Corp. ρ	31,893	404,403
Crane Co.	16,700	643,451
EnPro Industries, Inc. *	20,150	752,401
Kadant, Inc. * +	65,420	1,478,492
Mueller Industries, Inc.	109,104	3,513,149
Toro Co.	7,000	232,890

		7,024,786

Marine 0.1%
Horizon Lines, Inc., Class A	7,772	77,331

Road & Rail 1.9%
Arkansas Best Corp.	24,794	908,452
Dollar Thrifty Automotive Group, Inc. *	24,985	236,108
Werner Enterprises, Inc.	39,308	730,343

		1,874,903

INFORMATION TECHNOLOGY 13.7%
Communications Equipment 1.6%
Avocent Corp. *	14,500	269,700
Black Box Corp.	22,400	609,056
Foundry Networks, Inc. *	28,200	333,324
NETGEAR, Inc. *	26,500	367,290

		1,579,370

Computers & Peripherals 5.0%
Adaptec, Inc. *	222,200	711,040
Electronics for Imaging, Inc. *	43,600	636,560
Imation Corp.	133,236	3,053,769

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals continued
Quantum Corp. *	279,272	$377,017
Silicon Graphics, Inc. * ρ	15,536	88,711

		4,867,097

Electronic Equipment & Instruments 2.5%
AVX Corp.	50,300	568,893
Benchmark Electronics, Inc. *	13,000	212,420
Coherent, Inc. *	14,300	427,427
Kemet Corp. *	22,900	74,196
Orbotech, Ltd. *	56,400	751,248
Technitrol, Inc.	22,704	385,741

		2,419,925

Internet Software & Services 0.2%
EarthLink, Inc. *	23,800	205,870

IT Services 0.1%
Gevity HR, Inc.	26,100	140,418

Semiconductors & Semiconductor Equipment 3.0%
ANADIGICS, Inc. *	11,000	108,350
Cabot Microelectronics Corp. *	19,400	643,110
DSP Group, Inc. *	54,924	384,468
Exar Corp. *	60,225	454,096
Lattice Semiconductor Corp. *	143,240	448,341
SiRF Technology Holdings, Inc. *	14,200	61,344
Standard Microsystems Corp. *	14,940	405,621
Teradyne, Inc. *	13,100	145,017
Trident Microsystems, Inc. *	34,500	125,925
Zoran Corp. *	12,700	148,590

		2,924,862

Software 1.3%
Borland Software Corp. * ρ	202,399	275,263
Corel Corp. *	51,379	480,907
Novell, Inc. *	91,700	540,113

		1,296,283

MATERIALS 5.2%
Chemicals 2.0%
A. Schulman, Inc.	37,690	868,001
American Pacific Corp. * +	23,800	410,312
Arch Chemicals, Inc.	19,461	645,132

		1,923,445

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Containers & Packaging 0.8%
Owens-Illinois, Inc. *	9,760	$406,894
Packaging Corporation of America	19,670	423,102

		829,996

Paper & Forest Products 2.4%
Glatfelter	38,703	522,878
Neenah Paper, Inc.	64,085	1,070,860
Schweitzer-Mauduit International, Inc.	42,811	721,365

		2,315,103

UTILITIES 5.1%
Electric Utilities 4.0%
Allete, Inc.	65,676	2,758,393
El Paso Electric Co. *	58,300	1,154,340

		3,912,733

Gas Utilities 1.1%
Atmos Energy Corp.	38,000	1,047,660

Total Common Stocks (cost $103,639,074)		91,604,185

EXCHANGE TRADED FUND 3.2%
iShares Russell 2000 Value Index Fund ρ (cost $3,413,138)	46,838	3,101,808

SHORT-TERM INVESTMENTS 14.3%
MUTUAL FUND SHARES 14.3%
BGI Prime Money Market Fund, Premium Shares, 2.58% q ρρ	2,462,433	2,462,433
BlackRock Liquidity TempFund, Institutional Class, 2.58% q ρρ	2,638,587	2,638,587
Evergreen Institutional Money Market Fund, Class I, 2.54% q ø ρρ	6,318,632	6,318,632
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.74% q ρρ	2,618,864	2,618,864

Total Short-Term Investments (cost $14,038,516)		14,038,516

Total Investments (cost $121,090,728) 110.9%		108,744,509
Other Assets and Liabilities (10.9%)		(10,718,295)

Net Assets 100.0%		$98,026,214

ρ	All or a portion of this security is on loan.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

The following table shows the percent of total long-term investments by sector as of June 30, 2008:

Industrials	21.3%
Financials	19.9%
Information Technology	14.2%
Consumer Discretionary	13.4%
Energy	9.9%
Materials	5.4%
Utilities	5.2%
Consumer Staples	4.6%
Health Care	2.8%
Other	3.3%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $114,772,096) including $10,538,028 of securities loaned	$102,425,877
Investments in affiliated money market fund, at value (cost $6,318,632)	6,318,632

Total investments	108,744,509
Receivable for securities sold	1,863,320
Receivable for Fund shares sold	2,581
Dividends receivable	74,237
Receivable for securities lending income	17,956

Total assets	110,702,603

Liabilities
Payable for securities purchased	1,121,340
Payable for Fund shares redeemed	192,405
Payable for securities on loan	11,352,863
Advisory fee payable	2,163
Distribution Plan expenses payable	109
Due to other related parties	476
Accrued expenses and other liabilities	7,033

Total liabilities	12,676,389

Net assets	$98,026,214

Net assets represented by
Paid-in capital	$109,383,396
Undistributed net investment income	530,376
Accumulated net realized gains on investments	458,661
Net unrealized losses on investments	(12,346,219)

Total net assets	$98,026,214

Net assets consists of
Class 1	$82,293,671
Class 2	15,732,543

Total net assets	$98,026,214

Shares outstanding (unlimited number of shares authorized)
Class 1	6,511,482
Class 2	1,250,760

Net asset value per share
Class 1	$12.64
Class 2	$12.58

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2008 (unaudited)

Investment income
Dividends	$878,025
Income from affiliate	114,481
Securities lending	90,740

Total investment income	1,083,246

Expenses
Advisory fee	425,639
Distribution Plan expenses	21,758
Administrative services fee	53,712
Transfer agent fees	167
Trustees’ fees and expenses	662
Printing and postage expenses	18,447
Custodian and accounting fees	17,291
Professional fees	12,628
Other	2,176

Total expenses	552,480
Less: Expense reductions	(2,718)

Net expenses	549,762

Net investment income	533,484

Net realized and unrealized gains or losses on investments
Net realized gains on investments	740,370
Net change in unrealized gains or losses on investments	(9,065,410)

Net realized and unrealized gains or losses on investments	(8,325,040)

Net decrease in net assets resulting from operations	$(7,791,556)

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007

Operations
Net investment income		$533,484		$1,857,873
Net realized gains on investments		740,370		12,754,783
Net change in unrealized gains or losses on investments		(9,065,410)		(24,191,477)

Net decrease in net assets resulting from operations		(7,791,556)		(9,578,821)

Distributions to shareholders from
Net investment income
Class 1		(62,520)		(1,577,290)
Class 2		(12,183)		(253,340)
Net realized gains
Class 1		0		(14,248,868)
Class 2		0		(2,814,943)

Total distributions to shareholders		(74,703)		(18,894,441)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 1	262,858	3,464,956	753,572	12,869,189
Class 2	13,775	179,978	44,065	764,637

		3,644,934		13,633,826

Net asset value of shares issued in reinvestment of distributions
Class 1	4,832	62,520	1,113,463	15,826,158
Class 2	945	12,183	216,713	3,068,283

		74,703		18,894,441

Payment for shares redeemed
Class 1	(984,203)	(12,866,436)	(1,058,904)	(17,886,561)
Class 2	(176,451)	(2,325,996)	(143,622)	(2,413,628)

		(15,192,432)		(20,300,189)

Net increase (decrease) in net assets resulting from capital share transactions		(11,472,795)		12,228,078

Total decrease in net assets		(19,339,054)		(16,245,184)
Net assets
Beginning of period		117,365,268		133,610,452

End of period		$98,026,214		$117,365,268

Undistributed net investment income		$530,376		$71,595

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Special Values Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

Currently, shares of the Fund are only available for purchase by existing shareholders, including qualified retirement plans and their successor plans and insurance companies that have entered into participation agreements relating to the Fund on or before April 8, 2005.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.80% and declining to 0.75% as the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen Special Values Fund, increase. For the six months ended June 30, 2008, the advisory fee was equivalent to 0.79% of the Fund’s average daily net assets (on an annualized basis).

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2008, the Fund paid brokerage commissions of $4,330 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $25,262,630 and $26,730,216, respectively, for the six months ended June 30, 2008.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On January 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$108,744,509
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$108,744,509

During the six months ended June 30, 2008, the Fund loaned securities to certain brokers and earned $3,363 in affiliated income relating to securities lending activity which is included in income from affiliate on the Statement of Operations. At June 30, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $10,538,028 and $11,352,863, respectively.

On June 30, 2008, the aggregate cost of securities for federal income tax purposes was $121,385,842. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,341,514 and $23,982,847, respectively, with a net unrealized depreciation of $12,641,333.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2007, the Fund incurred and elected to defer post-October losses of $119,138.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

allows the Fund to borrow from other participating funds. During the six months ended June 30, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the six months ended June 30, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566890 rv5 08/2008

Item 2 – Code of Ethics

Not required for this semi-annual filing.

Item 3 – Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 – Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Variable Annuity Trust
By:

Dennis H. Ferro, Principal Executive Officer

Date: August 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

Dennis H. Ferro, Principal Executive Officer

Date: August 11, 2008

By:

Jeremy Depalma Principal Financial Officer

Date: August 11, 2008